                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2012
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2012

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

        SEPTEMBER 30, 2012                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 15
        NOTES TO FINANCIAL STATEMENTS............................... 62
        APPROVAL OF ADVISORY AGREEMENTS............................. 80

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2012. It was a period wherein fixed income market performance was generally strong, but volatile, as corporate bonds and other spread, or non-U.S. Treasury, sectors of the market posted solid gains even as government bond yields fell to new lows. For the semi-annual period overall, the Barclays U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned 3.68%.

Non-U.S. Treasury sectors began the semi-annual period under pressure, as U.S. economic data softened in April after a strong start to the year 2012. In particular, payroll data released in April and May showed a significant slowing in job gains. U.S. Treasury yields declined, and non-U.S. Treasury sectors experienced a broad sell-off. As the second quarter of 2012 progressed, the growing potential for a Greek exit from the euro and contagion in other peripheral countries exacerbated market fears. Even a pro-bailout party win in the Greek elections in mid-June failed to prop up markets as borrowing costs in Spain soared to new highs. In addition, global manufacturing indicators worsened significantly, with weakness spreading to Germany, Europe's key growth engine. It was not until the end of June 2012, when significant progress was made in stabilizing the European crisis, that sentiment began to improve. A summit meeting of European Union leaders produced unexpectedly market-friendly initiatives, including allowing bailout funds to recapitalize banks directly and dropping the senior status of loans by these funds over private bondholders. The U.S. Federal Reserve (the "Fed") extended through year-end 2012 its Operation Twist program, meant to lower long-term interest rates, and the European Central Bank expanded its balance sheet considerably, while the U.K. central bank continued to favor additional quantitative easing. Even as non-U.S. Treasury sectors, including higher-yielding corporate and emerging market bonds, gained ground, U.S. Treasury yields continued to decline as weakness in U.S. and global economic data weighed on investor sentiment.

Virtually all non-U.S. Treasury sectors outperformed U.S. Treasuries during the third quarter of 2012, driven in large part by investors searching for yield in an environment of extremely low interest rates. Market expectations for more quantitative easing by the Fed increased in August based on the Fed's August meeting minutes and Fed Chairman Bernanke's comments at the Fed's annual conference in Jackson Hole, Wyoming. September then proved to be a particularly eventful month, starting with the European Central Bank's plan to buy potentially unlimited amounts of short-term government bonds in order to reduce borrowing costs in fiscally challenged countries. The German Constitutional Court's eagerly anticipated ruling to ratify the European Stability Mechanism with immediate effect further fanned market enthusiasm. The European Stability Mechanism is a permanent bailout fund for the euro, meant to be a stronger backstop for the currency than the smaller, temporary fund it is succeeding. Finally, the Fed announced a third round of quantitative easing, dubbed QE3, which exceeded most market expectations. The Fed agreed to purchase additional mortgage-backed securities at a pace of $40 billion per month in an effort to boost economic growth and reduce unemployment. The announcement marked a meaningful policy shift in that it focused on growth and employment rather than on inflation. Additionally, the Fed extended its guidance on near-zero short-term interest rates from mid-2014 to at least mid-2015, stating it expects to maintain a highly accommodative stance for a considerable period after the economic recovery strengthens. With the Fed holding short-term interest rates at low levels, demand for higher yielding sectors was strong.

Market jitters returned, however, by the end of September 2012, as challenges in Spain, including a lack of clarity over a formal bailout request, quickly shifted back into focus. Also, discord emerged among European policymakers over measures to stem the banking and sovereign debt crisis, causing non-U.S. Treasury sectors to pare back some of their earlier gains. Adding to market pressures were growing signs of a global industrial decline, led by Europe and Asia, and including countries such as Germany and China.

For the semi-annual period overall, U.S. Treasuries posted positive returns that outpaced select fixed income sectors, including mortgage-backed securities and asset-backed securities. By the end of September 2012, the yield on the 10-year U.S. Treasury had fallen 58 basis points+ from 2.23% at the start of the semi-annual period to 1.65%. Emerging market bonds and corporate bonds, both investment grade and high yield, were the best performing fixed income sectors for the semi-annual period as a whole. Commercial mortgage-backed securities also posted strong gains.

Against this backdrop, each of the SunAmerica Income Funds generated positive returns during the semi-annual period. On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Income Funds.

We thank you for being a part of the SunAmerica Income Funds. As we continue to actively manage your assets, we value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

   Michael Cheah        Robert Vanden Assem        Christopher Jones
   Anthony King         Tim Lindvall               John Dunlevy
   Rajeev Mittal        John Yovanovic




--------
Past performance is no guarantee of future results.

*The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are
 SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+A basis point is 1/100th of a percentage point.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2012 and held until September 30, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2012" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE      EXPENSE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS       RATIO
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED         AS OF
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
FUND                            2012           2012          2012          2012           2012          2012          2012*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,029.10       $ 5.04       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,025.74       $ 8.33       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C# ................   $1,000.00     $1,026.78       $ 8.33       $1,000.00     $1,016.85       $ 8.29         1.64%
GNMA
  Class A#.................   $1,000.00     $1,007.93       $ 4.98       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,005.53       $ 8.25       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C# ................   $1,000.00     $1,004.67       $ 8.24       $1,000.00     $1,016.85       $ 8.29         1.64%
STRATEGIC BOND
  Class A..................   $1,000.00     $1,060.97       $ 6.72       $1,000.00     $1,018.55       $ 6.58         1.30%
  Class B..................   $1,000.00     $1,054.51       $10.15       $1,000.00     $1,015.19       $ 9.95         1.97%
  Class C .................   $1,000.00     $1,054.41       $10.04       $1,000.00     $1,015.29       $ 9.85         1.95%
HIGH YIELD BOND
  Class A#.................   $1,000.00     $1,056.17       $ 7.01       $1,000.00     $1,018.25       $ 6.88         1.36%
  Class B#.................   $1,000.00     $1,052.75       $10.34       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00     $1,049.59       $10.33       $1,000.00     $1,014.99       $10.15         2.01%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2012" and the "Expense Ratios" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2012 -- (UNAUDITED)

                                                                                               U.S. GOVERNMENT
                                                                                                 SECURITIES        GNMA
                                                                                                    FUND           FUND
                                                                                               --------------- ------------
ASSETS:
Investments at value (unaffiliated)*..........................................................  $113,014,206   $241,974,116
Repurchase agreements (cost approximates value)...............................................    20,828,000     44,152,000
                                                                                                ------------   ------------
  Total investments...........................................................................   133,842,206    286,126,116
                                                                                                ------------   ------------
Cash..........................................................................................           715            306
Foreign cash*.................................................................................            --             --
Receivable for:
  Shares of beneficial interest sold..........................................................        96,728        917,970
  Dividends and interest......................................................................       495,091        882,693
  Investments sold............................................................................     3,010,914     27,098,224
Prepaid expenses and other assets.............................................................         1,563          1,641
Due from investment adviser for expense reimbursements/fee waivers............................        46,486         44,267
Unrealized appreciation on forward foreign currency contracts.................................            --             --
                                                                                                ------------   ------------
Total assets..................................................................................   137,493,703    315,071,217
                                                                                                ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................       360,615        836,826
  Investments purchased.......................................................................            --     16,912,813
  Investment advisory and management fees.....................................................        73,575        113,228
  Distribution and service maintenance fees...................................................        49,724        126,899
  Transfer agent fees and expenses............................................................        32,566         69,515
  Trustees' fees and expenses.................................................................         8,581          4,816
  Other accrued expenses......................................................................        72,762         99,919
Dividends payable.............................................................................        24,517        126,450
Due to custodian..............................................................................            --             --
                                                                                                ------------   ------------
Total liabilities.............................................................................       622,340     18,290,466
                                                                                                ------------   ------------
Net assets....................................................................................  $136,871,363   $296,780,751
                                                                                                ============   ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................  $    133,484   $    255,946
Paid-in capital...............................................................................   123,439,958    286,554,516
                                                                                                ------------   ------------
                                                                                                 123,573,442    286,810,462
Accumulated undistributed net investment income (loss)........................................        61,904     (2,814,238)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................     1,840,911      3,931,158
Unrealized appreciation (depreciation) on investments.........................................    11,395,106      8,853,369
Unrealized appreciation (depreciation) on foreign exchange transactions.......................            --             --
                                                                                                ------------   ------------
Net assets....................................................................................  $136,871,363   $296,780,751
                                                                                                ============   ============
*Cost
  Investments (unaffiliated)..................................................................  $101,619,100   $233,120,747
                                                                                                ============   ============
  Foreign cash................................................................................  $         --   $         --
                                                                                                ============   ============

                                                                                                 STRATEGIC    HIGH YIELD
                                                                                                   BOND          BOND
                                                                                                   FUND          FUND
                                                                                               ------------  ------------
ASSETS:
Investments at value (unaffiliated)*.......................................................... $607,440,813  $125,196,614
Repurchase agreements (cost approximates value)...............................................    9,935,000       490,000
                                                                                               ------------  ------------
  Total investments...........................................................................  617,375,813   125,686,614
                                                                                               ------------  ------------
Cash..........................................................................................           --     1,251,347
Foreign cash*.................................................................................      930,920            --
Receivable for:
  Shares of beneficial interest sold..........................................................    1,983,480       288,948
  Dividends and interest......................................................................    7,811,354     2,449,682
  Investments sold............................................................................   10,081,231       975,298
Prepaid expenses and other assets.............................................................        1,683         1,564
Due from investment adviser for expense reimbursements/fee waivers............................           --        20,163
Unrealized appreciation on forward foreign currency contracts.................................           --         1,924
                                                                                               ------------  ------------
Total assets..................................................................................  638,184,481   130,675,540
                                                                                               ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................    1,573,325       248,523
  Investments purchased.......................................................................   16,815,584     1,372,510
  Investment advisory and management fees.....................................................      315,740        79,547
  Distribution and service maintenance fees...................................................      344,290        63,936
  Transfer agent fees and expenses............................................................      124,530        32,433
  Trustees' fees and expenses.................................................................        4,636         3,674
  Other accrued expenses......................................................................      189,145       163,539
Dividends payable.............................................................................      502,289       144,580
Due to custodian..............................................................................      457,959            --
                                                                                               ------------  ------------
Total liabilities.............................................................................   20,327,498     2,108,742
                                                                                               ------------  ------------
Net assets.................................................................................... $617,856,983  $128,566,798
                                                                                               ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01.......................................................... $  1,720,552  $    368,265
Paid-in capital...............................................................................  659,005,226   189,230,505
                                                                                               ------------  ------------
                                                                                                660,725,778   189,598,770
Accumulated undistributed net investment income (loss)........................................   (2,898,568)     (402,527)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..........................  (56,538,079)  (54,035,620)
Unrealized appreciation (depreciation) on investments.........................................   16,553,705    (6,595,765)
Unrealized appreciation (depreciation) on foreign exchange transactions.......................       14,147         1,940
                                                                                               ------------  ------------
Net assets.................................................................................... $617,856,983  $128,566,798
                                                                                               ============  ============
*Cost
  Investments (unaffiliated).................................................................. $590,887,108  $131,792,379
                                                                                               ============  ============
  Foreign cash................................................................................ $    917,755  $         --
                                                                                               ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                                                                    U.S. GOVERNMENT
                                                                                                      SECURITIES        GNMA
                                                                                                         FUND           FUND
                                                                                                    --------------- ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $118,079,055   $219,549,363
Shares of beneficial interest issued and outstanding...............................................    11,514,896     18,953,284
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge)...........................................................................................  $      10.25   $      11.58
Maximum sales charge (4.75% of offering price).....................................................  $       0.51   $       0.58
                                                                                                     ------------   ------------
Maximum offering price to public...................................................................  $      10.76   $      12.16
                                                                                                     ============   ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $  4,786,101   $ 15,440,986
Shares of beneficial interest issued and outstanding...............................................       466,595      1,329,290
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................  $      10.26   $      11.62
                                                                                                     ============   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $ 14,006,207   $ 61,790,402
Shares of beneficial interest issued and outstanding...............................................     1,366,937      5,312,040
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................  $      10.25   $      11.63
                                                                                                     ============   ============

                                                                                                     STRATEGIC   HIGH YIELD
                                                                                                       BOND         BOND
                                                                                                       FUND         FUND
                                                                                                    ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $299,147,534 $78,956,239
Shares of beneficial interest issued and outstanding...............................................   83,437,013  22,654,700
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge)........................................................................................... $       3.59 $      3.49
Maximum sales charge (4.75% of offering price)..................................................... $       0.18 $      0.17
                                                                                                    ------------ -----------
Maximum offering price to public................................................................... $       3.77 $      3.66
                                                                                                    ============ ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $ 55,010,194 $13,644,531
Shares of beneficial interest issued and outstanding...............................................   15,347,944   3,910,094
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................ $       3.58 $      3.49
                                                                                                    ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $263,699,255 $35,966,028
Shares of beneficial interest issued and outstanding...............................................   73,270,251  10,261,710
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................ $       3.60 $      3.50
                                                                                                    ============ ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2012 -- (UNAUDITED)

                                                                                                 U.S. GOVERNMENT
                                                                                                 SECURITIES FUND  GNMA FUND
                                                                                                 --------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)......................................................................   $       --    $        --
  Interest (unaffiliated).......................................................................    1,678,810      2,700,551
                                                                                                   ----------    -----------
   Total investment income*.....................................................................    1,678,810      2,700,551
                                                                                                   ----------    -----------
EXPENSES:
  Investment advisory and management fees.......................................................      454,971        731,610
  Distribution and service maintenance fees:
   Class A......................................................................................      211,347        417,105
   Class B......................................................................................       24,183         77,334
   Class C......................................................................................       71,925        314,955
  Transfer agent fees and expenses:
   Class A......................................................................................      143,564        275,602
   Class B......................................................................................        6,773         19,007
   Class C......................................................................................       18,043         73,529
  Registration fees:
   Class A......................................................................................       11,664         13,255
   Class B......................................................................................        5,768          6,187
   Class C......................................................................................        6,832          8,584
  Custodian and accounting fees.................................................................       35,844         89,709
  Reports to shareholders.......................................................................        7,902         20,678
  Audit and tax fees............................................................................       21,188         21,121
  Legal fees....................................................................................        5,128          7,535
  Directors' fees and expenses..................................................................        6,981         17,366
  Interest expense..............................................................................           --             --
  Other expenses................................................................................        9,256         10,627
                                                                                                   ----------    -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody
    credits.....................................................................................    1,041,369      2,104,204
   Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 3)...........     (285,930)      (280,511)
   Custody credits earned on cash balances......................................................          (13)          (527)
                                                                                                   ----------    -----------
   Net expenses.................................................................................      755,426      1,823,166
                                                                                                   ----------    -----------
Net investment income (loss)....................................................................      923,384        877,385
                                                                                                   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................................      486,371      5,324,999
Net realized foreign exchange gain (loss) on other assets and liabilities.......................           --             --
                                                                                                   ----------    -----------
Net realized gain (loss) on investments and foreign currencies..................................      486,371      5,324,999
                                                                                                   ----------    -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..................    2,555,647     (3,839,713)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...............           --             --
                                                                                                   ----------    -----------
Net unrealized gain (loss) on investments and foreign currencies................................    2,555,647     (3,839,713)
                                                                                                   ----------    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies...................    3,042,018      1,485,286
                                                                                                   ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................   $3,965,402    $ 2,362,671
                                                                                                   ==========    ===========
--------
* Net of foreign withholding taxes on interest and dividends of.................................   $       --    $        --
                                                                                                   ==========    ===========

                                                                                                  STRATEGIC   HIGH YIELD
                                                                                                  BOND FUND   BOND FUND
                                                                                                 -----------  ----------
INVESTMENT INCOME:
  Dividends (unaffiliated)...................................................................... $   132,655  $  104,477
  Interest (unaffiliated).......................................................................  14,727,466   4,951,878
                                                                                                 -----------  ----------
   Total investment income*.....................................................................  14,860,121   5,056,355
                                                                                                 -----------  ----------
EXPENSES:
  Investment advisory and management fees.......................................................   1,877,284     482,213
  Distribution and service maintenance fees:
   Class A......................................................................................     504,412     139,016
   Class B......................................................................................     265,774      61,213
   Class C......................................................................................   1,275,623     184,549
  Transfer agent fees and expenses:
   Class A......................................................................................     329,570      95,619
   Class B......................................................................................      62,136      14,643
   Class C......................................................................................     288,580      42,696
  Registration fees:
   Class A......................................................................................      19,185      12,371
   Class B......................................................................................       7,175       6,771
   Class C......................................................................................      12,830       7,505
  Custodian and accounting fees.................................................................     131,314      40,830
  Reports to shareholders.......................................................................      37,726      10,521
  Audit and tax fees............................................................................      24,471      27,347
  Legal fees....................................................................................       9,996       1,594
  Directors' fees and expenses..................................................................      30,146       6,595
  Interest expense..............................................................................          91          59
  Other expenses................................................................................      14,242       9,168
                                                                                                 -----------  ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody
    credits.....................................................................................   4,890,555   1,142,710
   Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 3)...........          --    (108,506)
   Custody credits earned on cash balances......................................................        (109)        (46)
                                                                                                 -----------  ----------
   Net expenses.................................................................................   4,890,446   1,034,158
                                                                                                 -----------  ----------
Net investment income (loss)....................................................................   9,969,675   4,022,197
                                                                                                 -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................................  12,834,616     133,489
Net realized foreign exchange gain (loss) on other assets and liabilities.......................    (165,936)     (9,836)
                                                                                                 -----------  ----------
Net realized gain (loss) on investments and foreign currencies..................................  12,668,680     123,653
                                                                                                 -----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..................  10,275,644   2,626,222
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...............      40,307       1,940
                                                                                                 -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies................................  10,315,951   2,628,162
                                                                                                 -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies...................  22,984,631   2,751,815
                                                                                                 -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................. $32,954,306  $6,774,012
                                                                                                 ===========  ==========
--------
* Net of foreign withholding taxes on interest and dividends of................................. $    (2,587) $     (314)
                                                                                                 ===========  ==========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 U.S. GOVERNMENT
                                                                                                 SECURITIES FUND
                                                                                          ----------------------------
                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED
                                                                                          SEPTEMBER 30,  FOR THE YEAR
                                                                                              2012      ENDED MARCH 31,
                                                                                           (UNAUDITED)       2012
                                                                                          ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    923,384   $  2,493,983
  Net realized gain (loss) on investments and foreign currencies.........................      486,371      4,794,812
  Net unrealized gain (loss) on investments and foreign currencies.......................    2,555,647      5,367,042
                                                                                          ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................    3,965,402     12,655,837
                                                                                          ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,204,300)    (2,871,740)
  Net investment income (Class B)........................................................      (32,541)       (77,643)
  Net investment income (Class C)........................................................      (96,905)      (214,636)
  Net realized gain on securities (Class A)..............................................           --       (275,963)
  Net realized gain on securities (Class B)..............................................           --        (11,071)
  Net realized gain on securities (Class C)..............................................           --        (33,009)
                                                                                          ------------   ------------
Total distributions to shareholders......................................................   (1,333,746)    (3,484,062)
                                                                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (3,625,425)   (34,156,481)
                                                                                          ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................     (993,769)   (24,984,706)

NET ASSETS:
Beginning of period......................................................................  137,865,132    162,849,838
                                                                                          ------------   ------------
End of period+........................................................................... $136,871,363   $137,865,132
                                                                                          ============   ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $     61,904   $    472,266
                                                                                          ============   ============

                                                                                                    GNMA FUND
                                                                                          ----------------------------
                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED
                                                                                          SEPTEMBER 30,  FOR THE YEAR
                                                                                              2012      ENDED MARCH 31,
                                                                                           (UNAUDITED)       2012
                                                                                          ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    877,385   $  5,421,635
  Net realized gain (loss) on investments and foreign currencies.........................    5,324,999     16,510,253
  Net unrealized gain (loss) on investments and foreign currencies.......................   (3,839,713)    (1,005,185)
                                                                                          ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................    2,362,671     20,926,703
                                                                                          ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (2,713,059)    (7,212,565)
  Net investment income (Class B)........................................................     (124,981)      (356,993)
  Net investment income (Class C)........................................................     (509,737)    (1,345,266)
  Net realized gain on securities (Class A)..............................................           --     (8,344,491)
  Net realized gain on securities (Class B)..............................................           --       (492,879)
  Net realized gain on securities (Class C)..............................................           --     (1,924,819)
                                                                                          ------------   ------------
Total distributions to shareholders......................................................   (3,347,777)   (19,677,013)
                                                                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (40,247,041)    12,359,389
                                                                                          ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (41,232,147)    13,609,079

NET ASSETS:
Beginning of period......................................................................  338,012,898    324,403,819
                                                                                          ------------   ------------
End of period+........................................................................... $296,780,751   $338,012,898
                                                                                          ============   ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $ (2,814,238)  $   (343,846)
                                                                                          ============   ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)


                                                                                                   STRATEGIC
                                                                                                   BOND FUND
                                                                                          --------------------------
                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED  FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2012       MARCH 31,
                                                                                           (UNAUDITED)      2012
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  9,969,675  $ 25,175,085
  Net realized gain (loss) on investments and foreign currencies.........................   12,668,680     6,258,584
  Net unrealized gain (loss) on investments and foreign currencies.......................   10,315,951    (3,926,690)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   32,954,306    27,506,979
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (5,612,019)  (14,928,172)
  Net investment income (Class B)........................................................     (856,401)   (2,461,123)
  Net investment income (Class C)........................................................   (4,143,174)  (11,924,376)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................  (10,611,594)  (29,313,671)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (7,236,411)   46,800,108
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   15,106,301    44,993,416

NET ASSETS:
Beginning of period......................................................................  602,750,682   557,757,266
                                                                                          ------------  ------------
End of period+........................................................................... $617,856,983  $602,750,682
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $ (2,898,568) $ (2,256,649)
                                                                                          ============  ============

                                                                                                  HIGH YIELD
                                                                                                   BOND FUND
                                                                                          --------------------------
                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED  FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2012       MARCH 31,
                                                                                           (UNAUDITED)      2012
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  4,022,197  $  8,226,224
  Net realized gain (loss) on investments and foreign currencies.........................      123,653     1,121,000
  Net unrealized gain (loss) on investments and foreign currencies.......................    2,628,162    (4,152,876)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................    6,774,012     5,194,348
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (2,268,946)   (5,570,893)
  Net investment income (Class B)........................................................     (309,626)     (883,098)
  Net investment income (Class C)........................................................     (934,317)   (2,451,920)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (3,512,889)   (8,905,911)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (4,406,491)    2,148,997
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (1,145,368)   (1,562,566)

NET ASSETS:
Beginning of period......................................................................  129,712,166   131,274,732
                                                                                          ------------  ------------
End of period+........................................................................... $128,566,798  $129,712,166
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $   (402,527) $   (911,835)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                 NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET              ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          CLASS A
                                                                          -------
 03/31/08     $ 9.24     $0.35      $ 0.46      $ 0.81     $(0.37)     $   --     $(0.37) $ 9.68    9.03%    $191,057
 03/31/09       9.68      0.26        0.36        0.62      (0.28)         --      (0.28)  10.02    6.52      178,963
 03/31/10      10.02      0.21       (0.28)      (0.07)     (0.21)      (0.19)     (0.40)   9.55   (0.75)(4)  159,028
 03/31/11       9.55      0.17        0.13        0.30      (0.18)      (0.16)     (0.34)   9.51    3.12      143,978
 03/31/12       9.51      0.17        0.62        0.79      (0.22)      (0.02)     (0.24)  10.06    8.34(5)   118,434
 09/30/12+     10.06      0.07        0.22        0.29      (0.10)         --      (0.10)  10.25    2.91      118,079
                                                                          CLASS B
                                                                          -------
 03/31/08     $ 9.24     $0.30      $ 0.45      $ 0.75     $(0.31)     $   --     $(0.31) $ 9.68    8.33%    $ 15,354
 03/31/09       9.68      0.20        0.35        0.55      (0.21)         --      (0.21)  10.02    5.83       15,803
 03/31/10      10.02      0.16       (0.29)      (0.13)     (0.14)      (0.19)     (0.33)   9.56   (1.29)(4)    8,578
 03/31/11       9.56      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.51    2.35        5,710
 03/31/12       9.51      0.11        0.62        0.73      (0.15)      (0.02)     (0.17)  10.07    7.74(5)     4,758
 09/30/12+     10.07      0.04        0.22        0.26      (0.07)         --      (0.07)  10.26    2.57        4,786
                                                                          CLASS C
                                                                          -------
 03/31/08     $ 9.23     $0.29      $ 0.46      $ 0.75     $(0.31)     $   --     $(0.31) $ 9.67    8.34%    $ 16,997
 03/31/09       9.67      0.20        0.35        0.55      (0.21)         --      (0.21)  10.01    5.83       20,094
 03/31/10      10.01      0.15       (0.28)      (0.13)     (0.14)      (0.19)     (0.33)   9.55   (1.30)(4)   14,894
 03/31/11       9.55      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.50    2.35       13,161
 03/31/12       9.50      0.11        0.61        0.72      (0.15)      (0.02)     (0.17)  10.05    7.64(5)    14,673
 09/30/12+     10.05      0.04        0.23        0.27      (0.07)         --      (0.07)  10.25    2.68       14,006



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         3.83%        343%
    0.99          2.73          84
    0.99          2.17         472
    0.99          1.77         254
    0.99          1.73         152
    0.99(6)       1.41(6)       57


    1.64%         3.20%        343%
    1.64          2.08          84
    1.64          1.59         472
    1.64          1.10         254
    1.64          1.09         152
    1.64(6)       0.76(6)       57


    1.64%         3.14%        343%
    1.64          2.05          84
    1.64          1.55         472
    1.64          1.12         254
    1.64          1.08         152
    1.64(6)       0.76(6)       57

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/08 03/31/09 03/31/10 03/31/11 03/31/12 09/30/12+(6)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.39%    0.35%    0.38%    0.37%    0.39%      0.39%
U.S. Government Securities Fund Class B.   0.48     0.40     0.50     0.53     0.60       0.65
U.S. Government Securities Fund Class C.   0.50     0.40     0.44     0.44     0.46       0.48

(4)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction.
(5)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        GNMA FUND
                                                                        ---------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         CLASS A
                                                                         -------
 03/31/08     $11.08     $0.46       $0.48      $0.94      $(0.49)     $   --     $(0.49) $11.53   8.69%   $330,202     0.99%
 03/31/09      11.53      0.37        0.41       0.78       (0.42)      (0.11)     (0.53)  11.78   6.98     346,091     0.99
 03/31/10      11.78      0.27        0.14       0.41       (0.29)      (0.18)     (0.47)  11.72   3.55     290,728     0.99
 03/31/11      11.72      0.31        0.24       0.55       (0.36)      (0.35)     (0.71)  11.56   4.79     243,801     0.99
 03/31/12      11.56      0.21        0.55       0.76       (0.33)      (0.37)     (0.70)  11.62   6.69     257,413     0.99
 09/30/12+     11.62      0.04        0.05       0.09       (0.13)         --      (0.13)  11.58   0.79     219,549     0.99(4)
                                                                         CLASS B
                                                                         -------
 03/31/08     $11.11     $0.40       $0.47      $0.87      $(0.42)     $   --     $(0.42) $11.56   7.98%   $ 46,389     1.64%
 03/31/09      11.56      0.31        0.40       0.71       (0.35)      (0.11)     (0.46)  11.81   6.28      44,467     1.64
 03/31/10      11.81      0.20        0.13       0.33       (0.21)      (0.18)     (0.39)  11.75   2.88      31,715     1.64
 03/31/11      11.75      0.23        0.25       0.48       (0.29)      (0.35)     (0.64)  11.59   4.11      19,293     1.64
 03/31/12      11.59      0.14        0.55       0.69       (0.26)      (0.37)     (0.63)  11.65   5.99      15,595     1.64
 09/30/12+     11.65      0.00        0.06       0.06       (0.09)         --      (0.09)  11.62   0.55      15,441     1.64(4)
                                                                         CLASS C
                                                                         -------
 03/31/08     $11.13     $0.39       $0.47      $0.86      $(0.42)     $   --     $(0.42) $11.57   7.88%   $ 35,599     1.64%
 03/31/09      11.57      0.28        0.43       0.71       (0.35)      (0.11)     (0.46)  11.82   6.27      75,943     1.64
 03/31/10      11.82      0.19        0.15       0.34       (0.21)      (0.18)     (0.39)  11.77   2.96      72,985     1.64
 03/31/11      11.77      0.23        0.24       0.47       (0.29)      (0.35)     (0.64)  11.60   4.02      61,310     1.64
 03/31/12      11.60      0.13        0.57       0.70       (0.26)      (0.37)     (0.63)  11.67   6.07      65,005     1.64
 09/30/12+     11.67      0.00        0.05       0.05       (0.09)         --      (0.09)  11.63   0.47      61,790     1.64(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    4.15%        354%
    3.32          73
    2.28         104
    2.59         148
    1.76          96
    0.72(4)       51


    3.52%        354%
    2.67          73
    1.63         104
    1.89         148
    1.14          96
    0.06(4)       51


    3.49%        354%
    2.55          73
    1.63         104
    1.94         148
    1.12          96
    0.06(4)       51

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/08 03/31/09 03/31/10 03/31/11 03/31/12 09/30/12+(4)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.15%    0.13%    0.15%    0.15%    0.15%      0.17%
GNMA Fund Class B.............   0.19     0.15     0.19     0.21     0.22       0.25
GNMA Fund Class C.............   0.22     0.15     0.16     0.17     0.17       0.19

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                  STRATEGIC BOND FUND
                                                                  -------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS           NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET             ASSET            ASSETS,   RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF    EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF    TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD+ RETURN(2) (000'S)  NET ASSETS
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                        CLASS A
                                                                        -------
 03/31/08      $3.63     $0.19      $(0.11)     $ 0.08     $(0.21)       $--      $(0.21)  $3.50     2.29%  $483,820    1.28%(3)
 03/31/09       3.50      0.21       (0.71)      (0.50)     (0.27)        --       (0.27)   2.73   (14.67)   227,601    1.31
 03/31/10       2.73      0.19        0.62        0.81      (0.21)        --       (0.21)   3.33    30.31    287,960    1.29
 03/31/11       3.33      0.19        0.15        0.34      (0.21)        --       (0.21)   3.46    10.45    255,546    1.31
 03/31/12       3.46      0.16        0.02        0.18      (0.19)        --       (0.19)   3.45     5.30    299,325    1.31
 09/30/12+      3.45      0.06        0.15        0.21      (0.07)        --       (0.07)   3.59     6.10    299,148    1.30(5)
                                                                        CLASS B
                                                                        -------
 03/31/08      $3.63     $0.16      $(0.10)     $ 0.06     $(0.19)       $--      $(0.19)  $3.50     1.61%  $ 52,528    1.96%(3)
 03/31/09       3.50      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.73   (15.25)    38,281    1.99
 03/31/10       2.73      0.17        0.61        0.78      (0.19)        --       (0.19)   3.32    29.05     50,125    1.97
 03/31/11       3.32      0.16        0.17        0.33      (0.19)        --       (0.19)   3.46    10.04     52,171    1.98
 03/31/12       3.46      0.14        0.01        0.15      (0.16)        --       (0.16)   3.45     4.60     52,000    1.98
 09/30/12+      3.45      0.05        0.14        0.19      (0.06)        --       (0.06)   3.58     5.45     55,010    1.97(5)
                                                                        CLASS C
                                                                        -------
 03/31/08      $3.64     $0.17      $(0.11)     $ 0.06     $(0.19)       $--      $(0.19)  $3.51     1.64%  $265,904    1.94%(3)
 03/31/09       3.51      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.74   (15.16)   200,180    1.96
 03/31/10       2.74      0.17        0.62        0.79      (0.19)        --       (0.19)   3.34    29.39    256,239    1.94
 03/31/11       3.34      0.17        0.16        0.33      (0.19)        --       (0.19)   3.48    10.04    250,040    1.96
 03/31/12       3.48      0.14        0.02        0.16      (0.17)        --       (0.17)   3.47     4.63    251,425    1.96
 09/30/12+      3.47      0.05        0.14        0.19      (0.06)        --       (0.06)   3.60     5.44    263,699    1.95(5)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE    PORTFOLIO
NET ASSETS  TURNOVER
----------  ---------


   5.30%(3)    162%(4)
   6.54        112
   6.13        157
   5.50        152
   4.72        144
   3.68(5)     100


   4.63%(3)    162%(4)
   6.00        112
   5.44        157
   4.83        152
   4.07        144
   3.00(5)     100


   4.65%(3)    162%(4)
   6.03        112
   5.48        157
   4.85        152
   4.09        144
   3.03(5)     100

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of:

                                                        03/31/08
                                                        --------
               Strategic Bond Fund.....................   0.02%

(4)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                              03/31/08
                                              --------
                         Strategic Bond Fund.   151%

(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                    HIGH YIELD BOND FUND
                                                                    --------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                          CLASS A
                                                                          -------
 03/31/08      $4.77     $0.36      $(0.63)     $(0.27)    $(0.34)       $--      $(0.34) $4.16    (5.92)%  $109,219
 03/31/09       4.16      0.38       (1.69)      (1.31)     (0.33)        --       (0.33)  2.52   (32.66)     59,210
 03/31/10       2.52      0.29        0.89        1.18      (0.34)        --       (0.34)  3.36    48.44      79,245
 03/31/11       3.36      0.25        0.16        0.41      (0.27)        --       (0.27)  3.50    12.76      76,156
 03/31/12       3.50      0.23       (0.08)       0.15      (0.25)        --       (0.25)  3.40     4.52      81,477
 09/30/12+      3.40      0.11        0.08        0.19      (0.10)        --       (0.10)  3.49     5.62      78,956
                                                                          CLASS B
                                                                          -------
 03/31/08      $4.78     $0.31      $(0.60)     $(0.29)    $(0.32)       $--      $(0.32) $4.17    (6.50)%  $ 34,911
 03/31/09       4.17      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.53   (33.00)     17,018
 03/31/10       2.53      0.27        0.89        1.16      (0.32)        --       (0.32)  3.37    47.35      18,186
 03/31/11       3.37      0.23        0.16        0.39      (0.25)        --       (0.25)  3.51    12.02      15,818
 03/31/12       3.51      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.40     3.55      11,512
 09/30/12+      3.40      0.10        0.08        0.18      (0.09)        --       (0.09)  3.49     5.27      13,645
                                                                          CLASS C
                                                                          -------
 03/31/08      $4.80     $0.31      $(0.61)     $(0.30)    $(0.32)       $--      $(0.32) $4.18    (6.67)%  $ 61,125
 03/31/09       4.18      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.54   (32.90)     33,394
 03/31/10       2.54      0.27        0.89        1.16      (0.32)        --       (0.32)  3.38    47.21      44,656
 03/31/11       3.38      0.23        0.17        0.40      (0.25)        --       (0.25)  3.53    12.33      39,301
 03/31/12       3.53      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.42     3.56      36,723
 09/30/12+      3.42      0.10        0.07        0.17      (0.09)        --       (0.09)  3.50     4.96      35,966



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    1.36%          7.49%        72%
    1.36          10.74         77
    1.36           9.34        110
    1.36           7.47         48
    1.36           6.72         52
    1.36(4)        6.50(4)      26


    2.01%          6.80%        72%
    2.01          10.18         77
    2.01           8.77        110
    2.01           6.84         48
    2.01           6.19         52
    2.01(4)        5.85(4)      26


    2.01%          6.75%        72%
    2.01          10.16         77
    2.01           8.70        110
    2.01           6.83         48
    2.01           6.11         52
    2.01(4)        5.86(4)      26

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/08 03/31/09 03/31/10 03/31/11 03/31/12 09/30/12+(4)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.17%    0.14%    0.18%    0.16%    0.18%      0.16%
High Yield Bond Fund Class B............   0.20     0.16     0.23     0.21     0.25       0.24
High Yield Bond Fund Class C............   0.18     0.15     0.18     0.16     0.19       0.16

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 38.2%
                     United States Treasury Notes.... 27.0
                     United States Treasury Bonds.... 16.7
                     Repurchase Agreement............ 15.2
                     Federal Farm Credit Bank........  0.4
                     Small Business Administration...  0.3
                                                      ----
                                                      97.8%
                                                      ====

CREDIT QUALITY ALLOCATION +#

                               Aaa........  99.7%
                               Not Rated@.   0.3
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)



                                           PRINCIPAL    VALUE
                  SECURITY DESCRIPTION      AMOUNT     (NOTE 2)
                -----------------------------------------------
                U.S. GOVERNMENT AGENCIES -- 38.9%
                FEDERAL FARM CREDIT BANK -- 0.4%
                   6.30% due 12/03/2013... $  500,000 $  535,457
                                                      ----------
                FEDERAL NATIONAL MTG. ASSOC. -- 0.0%
                   8.00% due 01/01/2023...      7,135      7,157
                   11.00% due 02/01/2015..         13         14
                   11.50% due 09/01/2019..        747        764
                                                      ----------
                                                           7,935
                                                      ----------
                GOVERNMENT NATIONAL MTG. ASSOC. -- 38.2%
                   4.50% due 05/15/2018...    277,671    304,850
                   4.50% due 08/15/2018...    445,129    488,697
                   4.50% due 09/15/2018...  1,219,249  1,339,139
                   4.50% due 10/15/2018...  1,249,895  1,372,234
                   4.50% due 09/15/2033...  1,205,378  1,330,732
                   4.50% due 02/15/2039...     12,071     13,300
                   4.50% due 04/15/2039...    700,658    771,992
                   4.50% due 05/15/2039...    889,825    980,416
                   4.50% due 06/15/2039...    244,948    269,885
                   4.50% due 07/15/2039...    194,751    214,578
                   4.50% due 09/15/2039...    797,998    879,240
                   4.50% due 10/15/2039...    880,372    970,011
                   4.50% due 12/15/2039...  1,555,564  1,713,934
                   4.50% due 01/15/2040...    844,763    932,566
                   4.50% due 02/15/2040...  1,523,805  1,684,654
                   4.50% due 03/15/2040...    989,321  1,093,753
                   4.50% due 04/15/2040...    668,383    739,070
                   4.50% due 05/15/2040...    629,492    694,348
                   4.50% due 06/15/2040...  1,253,332  1,387,443
                   4.50% due 07/15/2040...    925,977  1,023,816
                   4.50% due 08/15/2040...    405,619    448,435
                   4.50% due 09/15/2040...     22,412     24,777
                   4.50% due 03/15/2041...  2,234,823  2,470,939
                   4.50% due 04/15/2041...    181,471    201,875
                   4.50% due 06/15/2041...  1,072,702  1,186,439
                   4.50% due 07/15/2041...     80,572     88,775
                   4.50% due 08/15/2041...  1,308,431  1,441,639
                   5.00% due 04/15/2018...  1,163,118  1,280,779
                   5.00% due 04/15/2033...     10,232     11,363
                   5.00% due 08/15/2033...    744,483    825,143
                   5.00% due 09/15/2033...    347,140    387,650
                   5.00% due 10/15/2033...    242,279    270,686
                   5.00% due 04/15/2034...     10,628     11,789
                   5.00% due 11/15/2034...     80,345     89,124
                   5.00% due 02/15/2035...      7,350      8,139
                   5.00% due 03/15/2035...    190,581    211,047
                   5.00% due 04/15/2035...     21,853     24,200
                   5.00% due 05/15/2035...    575,834    637,671
                   5.00% due 09/15/2035...    274,450    304,313
                   5.00% due 10/15/2035...     50,891     56,356
                   5.00% due 12/15/2035...     29,799     32,999
                   5.00% due 03/15/2036...    452,852    502,260
                   5.00% due 05/15/2036...    456,941    505,011
                   5.00% due 06/15/2036...    305,689    337,848
                   5.00% due 09/15/2036...    702,138    777,582
                   5.00% due 10/15/2036...    304,492    336,525
                   5.00% due 11/15/2036...     23,171     25,609
                   5.00% due 12/15/2036...    111,853    123,619
                   5.00% due 01/15/2037...  1,266,434  1,396,499


                                          PRINCIPAL    VALUE
                 SECURITY DESCRIPTION      AMOUNT     (NOTE 2)
                ----------------------------------------------
                GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                   5.00% due 02/15/2037.. $  507,203 $  559,646
                   5.00% due 03/15/2037..    478,178    527,288
                   5.00% due 04/15/2037..    463,581    511,190
                   5.00% due 08/15/2038..  3,892,132  4,291,857
                   5.50% due 11/15/2032..      4,568      5,118
                   5.50% due 03/15/2033..    130,322    146,030
                   5.50% due 04/15/2033..    272,409    305,073
                   5.50% due 05/15/2033..    476,075    532,568
                   5.50% due 06/15/2033..  2,042,388  2,286,529
                   5.50% due 07/15/2033..    605,917    678,346
                   5.50% due 10/15/2033..    575,688    644,503
                   5.50% due 12/15/2033..    115,080    128,837
                   5.50% due 01/15/2034..  1,521,393  1,700,403
                   5.50% due 02/15/2034..    891,902    999,387
                   6.00% due 01/15/2028..      1,225      1,405
                   6.00% due 04/15/2028..    446,015    505,149
                   6.00% due 10/15/2028..      3,099      3,555
                   6.00% due 04/15/2029..     21,557     24,491
                   6.00% due 05/15/2029..     35,723     40,819
                   6.00% due 06/15/2029..     13,704     15,590
                   6.00% due 04/15/2031..     10,303     11,789
                   6.00% due 05/15/2031..     17,466     20,006
                   6.00% due 11/15/2031..    125,230    143,219
                   6.00% due 12/15/2031..      7,540      8,623
                   6.00% due 01/15/2032..     56,203     64,149
                   6.00% due 02/15/2032..     12,236     13,959
                   6.00% due 03/15/2032..      3,040      3,476
                   6.00% due 08/15/2032..    132,011    151,480
                   6.00% due 11/15/2032..     13,837     15,850
                   6.00% due 12/15/2032..      5,028      5,739
                   6.00% due 01/15/2033..     11,219     12,799
                   6.00% due 02/15/2033..     13,342     15,195
                   6.00% due 03/15/2033..     42,377     48,262
                   6.00% due 04/15/2033..    177,927    202,713
                   6.00% due 07/15/2033..     98,935    112,676
                   6.00% due 08/15/2033..    814,030    931,137
                   6.00% due 09/15/2033..    144,277    164,314
                   6.00% due 10/15/2033..    446,597    508,976
                   6.00% due 11/15/2033..     50,695     57,872
                   6.00% due 12/15/2033..    277,382    318,768
                   6.00% due 02/15/2034..     90,966    104,083
                   6.00% due 05/15/2034..      8,753      9,969
                   6.00% due 06/15/2034..     19,364     21,981
                   6.00% due 07/15/2034..    513,753    584,086
                   6.00% due 08/15/2034..     74,223     84,531
                   6.00% due 09/15/2034..    247,679    284,829
                   6.00% due 10/15/2034..    854,562    970,042
                   6.00% due 12/15/2034..    144,726    164,283
                   6.00% due 06/15/2035..     26,613     30,212
                   6.00% due 08/15/2035..     67,332     76,278
                   6.50% due 02/15/2029..      5,019      5,916
                   6.50% due 06/15/2031..      7,097      8,449
                   6.50% due 07/15/2031..     20,018     23,833
                   6.50% due 08/15/2031..     28,477     33,898
                   6.50% due 09/15/2031..     88,946    105,372
                   6.50% due 10/15/2031..    113,385    134,991
                   6.50% due 11/15/2031..      3,683      4,394

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)



                                             PRINCIPAL   VALUE
                  SECURITY DESCRIPTION        AMOUNT    (NOTE 2)
             -----------------------------------------------------
             U.S. GOVERNMENT AGENCIES (CONTINUED)
             GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                6.50% due 01/15/2032........ $  7,919  $     9,475
                6.50% due 02/15/2032........  111,566      133,142
                7.00% due 07/15/2023........   10,076       11,794
                7.00% due 10/15/2023........   23,175       27,125
                7.00% due 09/15/2025........   99,831      118,284
                7.00% due 03/20/2029........    8,848       10,582
                7.00% due 06/20/2029........    1,307        1,576
                7.00% due 11/20/2030........   24,384       29,486
                7.50% due 04/15/2017........    5,179        5,271
                7.50% due 08/15/2023........   55,494       58,430
                7.50% due 09/15/2023........  218,395      236,275
                9.00% due 12/15/2016........   20,900       21,805
                11.00% due 08/20/2015.......       32           32
                11.00% due 09/20/2015.......      100          111
                11.50% due 05/20/2015.......      559          562
                12.50% due 09/15/2014.......    1,154        1,161
                13.50% due 02/15/2013.......       91           92
                                                       -----------
                                                        52,254,885
                                                       -----------
             SMALL BUSINESS ADMINISTRATION -- 0.3%
                6.30% due 06/01/2018........  337,374      368,358
                                                       -----------
             TOTAL U.S. GOVERNMENT AGENCIES
                (cost $48,637,531)..........            53,166,635
                                                       -----------


                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT TREASURIES -- 43.7%
        UNITED STATES TREASURY BONDS -- 16.7%
           3.88% due 08/15/2040...............  1,000,000     1,221,719
           4.25% due 11/15/2040...............  8,000,000    10,387,504
           4.75% due 02/15/2041...............  8,000,000    11,211,248
                                                           ------------
                                                             22,820,471
                                                           ------------
        UNITED STATES TREASURY NOTES -- 27.0%
           1.25% due 10/31/2015...............  2,000,000     2,056,094
           1.50% due 07/31/2016............... 16,000,000    16,643,744
           1.63% due 08/15/2022............... 12,000,000    11,986,872
           2.00% due 02/15/2022...............  5,000,000     5,200,390
           3.13% due 05/15/2019...............  1,000,000     1,140,000
                                                           ------------
                                                             37,027,100
                                                           ------------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $52,981,569).................               59,847,571
                                                           ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $101,619,100)................              113,014,206
                                                           ------------
        REPURCHASE AGREEMENT -- 15.2%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)
           (cost $20,828,000)................. 20,828,000    20,828,000
                                                           ------------
        TOTAL INVESTMENTS
           (cost $122,447,100)(2).............       97.8%  133,842,206
        Other assets less liabilities.........        2.2     3,029,157
                                               ----------  ------------
        NET ASSETS                                  100.0% $136,871,363
                                               ==========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                     --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........          $--            $    535,457             $--           $    535,457
   Federal National Mtg. Assoc......           --                   7,935              --                  7,935
   Government National Mtg. Assoc...           --              52,254,885              --             52,254,885
   Small Business Administration....           --                 368,358                                368,358
  U.S. Government Treasuries:
   United States Treasury Bonds.....           --              22,820,471              --             22,820,471
   United States Treasury Notes.....           --              37,027,100              --             37,027,100
Repurchase Agreement................           --              20,828,000              --             20,828,000
                                              ---            ------------             ---           ------------
TOTAL...............................          $--            $133,842,206             $--           $133,842,206
                                              ===            ============             ===           ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 81.5%
                     Repurchase Agreements........... 14.9
                     Small Business Administration...  0.0
                                                      ----
                                                      96.4%
                                                      ====

CREDIT QUALITY ALLOCATION+#

                               Aaa........  99.9%
                               Not Rated@.   0.1
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)



                                          PRINCIPAL    VALUE
                 SECURITY DESCRIPTION      AMOUNT     (NOTE 2)
                ----------------------------------------------
                U.S. GOVERNMENT AGENCIES -- 81.5%
                GOVERNMENT NATIONAL MTG. ASSOC. -- 81.5%
                   4.00% due 04/15/2039.. $  809,598 $  894,332
                   4.00% due 05/15/2039..     52,458     57,970
                   4.00% due 06/15/2039..  1,995,043  2,204,654
                   4.00% due 08/15/2039..    179,764    198,651
                   4.00% due 11/15/2039..     23,106     25,533
                   4.00% due 12/15/2039..    958,671  1,058,628
                   4.00% due 08/15/2040..    857,181    947,243
                   4.00% due 09/15/2040..    870,485    961,945
                   4.00% due 11/15/2040..    917,362  1,013,747
                   4.00% due 12/15/2040..  2,451,632  2,709,218
                   4.00% due 01/15/2041..     27,647     30,552
                   4.00% due 02/15/2041..  1,041,998  1,151,478
                   4.00% due 03/15/2041..    815,703    901,405
                   4.00% due 04/15/2041..    223,736    247,244
                   4.00% due 07/15/2041..  1,850,417  2,044,834
                   4.00% due 08/15/2041..  2,512,732  2,776,738
                   4.00% due 09/15/2041..  1,581,229  1,747,365
                   4.00% due 10/15/2041..  1,575,348  1,740,865
                   4.00% due 11/15/2041..  3,669,266  4,054,785
                   4.00% due 12/15/2041..  1,223,910  1,352,502
                   4.00% due 01/15/2042..  2,886,132  3,185,762
                   4.00% due 02/15/2042..  2,179,969  2,407,673
                   4.00% due 03/15/2042..  1,115,445  1,231,248
                   4.00% due 04/15/2042..     89,242     98,507
                   4.00% due 05/15/2042..     27,848     30,740
                   4.00% due 06/15/2042..  1,080,683  1,192,877
                   4.50% due 05/15/2018..    439,349    482,353
                   4.50% due 08/15/2018..    220,101    241,644
                   4.50% due 09/15/2018..    735,025    807,427
                   4.50% due 10/15/2018..  1,000,941  1,098,913
                   4.50% due 08/15/2033..     72,346     79,869
                   4.50% due 09/15/2033..    203,193    224,325
                   4.50% due 10/15/2038..    187,277    205,641
                   4.50% due 12/15/2038..    269,537    295,967
                   4.50% due 02/15/2039..    101,939    112,317
                   4.50% due 03/15/2039..    529,098    582,965
                   4.50% due 04/15/2039..    165,127    181,643
                   4.50% due 05/15/2039..  2,064,669  2,274,868
                   4.50% due 06/15/2039..  6,921,770  7,626,461
                   4.50% due 07/15/2039..  2,647,674  2,917,230
                   4.50% due 08/15/2039..    161,805    178,405
                   4.50% due 09/15/2039..    231,141    254,673
                   4.50% due 10/15/2039..    112,095    123,508
                   4.50% due 11/15/2039..    903,579    995,572
                   4.50% due 12/15/2039..    922,005  1,016,216
                   4.50% due 01/15/2040..    121,040    133,731
                   4.50% due 02/15/2040..  3,832,070  4,228,577
                   4.50% due 03/15/2040..  1,432,597  1,581,965
                   4.50% due 04/15/2040..  2,694,572  2,976,665
                   4.50% due 05/15/2040..    409,892    452,797
                   4.50% due 06/15/2040..    905,280  1,000,907
                   4.50% due 07/15/2040..    622,328    688,018
                   4.50% due 08/15/2040..     58,653     64,844
                   4.50% due 09/15/2040..    606,196    670,380
                   4.50% due 10/15/2040..     57,108     63,136
                   4.50% due 11/15/2040..    630,872    697,465
                   4.50% due 01/15/2041..    724,799    798,589


                                          PRINCIPAL    VALUE
                SECURITY DESCRIPTION       AMOUNT     (NOTE 2)
               ------------------------------------------------
               GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                  4.50% due 02/15/2041.. $   939,280 $ 1,034,907
                  4.50% due 03/15/2041..   3,590,246   3,971,623
                  4.50% due 04/15/2041..   4,290,507   4,727,315
                  4.50% due 05/15/2041..   1,293,421   1,425,101
                  4.50% due 06/15/2041..     818,624     902,199
                  4.50% due 07/15/2041..     546,588     602,235
                  4.50% due 08/15/2041..     437,057     481,552
                  5.00% due 03/15/2018..     202,071     223,244
                  5.00% due 04/15/2018..   1,664,221   1,833,766
                  5.00% due 05/15/2018..   3,063,618   3,371,131
                  5.00% due 01/15/2033..       5,316       5,903
                  5.00% due 05/15/2033..       4,891       5,431
                  5.00% due 08/15/2033..     987,199   1,096,298
                  5.00% due 09/15/2033..   1,144,964   1,274,452
                  5.00% due 10/15/2033..   2,595,822   2,882,695
                  5.00% due 04/15/2034..      14,138      15,700
                  5.00% due 05/15/2034..      62,228      69,027
                  5.00% due 11/15/2034..     274,895     304,931
                  5.00% due 12/15/2034..     250,184     277,520
                  5.00% due 09/15/2035..       6,128       6,797
                  5.00% due 10/15/2035..      48,526      53,737
                  5.00% due 11/15/2035..      44,642      49,436
                  5.00% due 12/15/2035..      19,297      21,370
                  5.00% due 02/15/2036..      83,392      92,369
                  5.00% due 04/15/2036..     190,880     210,960
                  5.00% due 06/15/2036..     397,286     439,082
                  5.00% due 07/15/2036..     270,128     298,545
                  5.00% due 08/15/2036..       8,364       9,278
                  5.00% due 09/15/2036..     326,936     362,352
                  5.00% due 10/15/2036..      24,221      27,011
                  5.00% due 11/15/2036..     148,314     163,917
                  5.00% due 12/15/2036..     445,107     491,933
                  5.00% due 01/15/2037..     143,393     158,120
                  5.00% due 02/15/2037..     470,962     519,330
                  5.00% due 04/15/2037..   2,471,091   2,725,882
                  5.00% due 12/15/2037..       7,918       8,732
                  5.00% due 04/15/2038..   3,786,212   4,175,059
                  5.00% due 05/15/2038..   2,339,248   2,579,490
                  5.00% due 06/15/2038..     106,928     117,909
                  5.00% due 08/15/2038..     269,110     296,748
                  5.00% due 10/15/2038..     381,600     421,131
                  5.00% due 01/15/2039..     618,941     684,827
                  5.00% due 02/15/2039..     996,120   1,102,158
                  5.00% due 03/15/2039..   1,638,051   1,812,423
                  5.00% due 04/15/2039..   1,058,472   1,171,148
                  5.00% due 08/15/2039..   1,274,779   1,410,480
                  5.00% due 09/15/2039..      57,644      63,780
                  5.00% due 10/15/2039..   4,651,861   5,147,056
                  5.00% due 11/15/2039..   2,683,951   2,969,660
                  5.00% due 12/15/2039..   2,318,595   2,563,331
                  5.00% due 04/15/2040..   2,688,400   2,981,303
                  5.00% due 05/15/2040..  18,808,724  20,847,820
                  5.00% due 06/15/2040..     249,771     276,047
                  5.50% due 06/15/2029..       1,971       2,185
                  5.50% due 01/15/2032..      17,166      19,234
                  5.50% due 09/15/2032..     336,698     376,314
                  5.50% due 03/15/2033..     257,007     287,773

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)



                                          PRINCIPAL    VALUE
                SECURITY DESCRIPTION       AMOUNT     (NOTE 2)
               ------------------------------------------------
               U.S. GOVERNMENT AGENCIES (CONTINUED)
               GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                  5.50% due 04/15/2033.. $   513,681 $   575,148
                  5.50% due 05/15/2033..   1,113,260   1,243,081
                  5.50% due 06/15/2033..     664,354     743,844
                  5.50% due 07/15/2033..       2,621       2,934
                  5.50% due 08/15/2033..      43,900      49,203
                  5.50% due 12/15/2033..      25,406      28,422
                  5.50% due 01/15/2034..     129,924     145,408
                  5.50% due 02/15/2034..     142,859     159,877
                  5.50% due 04/15/2034..     448,516     502,445
                  5.50% due 06/15/2035..     129,844     144,959
                  5.50% due 09/15/2035..   1,080,389   1,234,394
                  5.50% due 10/15/2035..   2,427,773   2,712,701
                  5.50% due 11/15/2035..      17,193      19,197
                  5.50% due 12/15/2035..     438,666     489,911
                  5.50% due 01/15/2036..   1,289,254   1,435,713
                  5.50% due 02/15/2036..     352,529     393,441
                  5.50% due 03/15/2036..     260,857     290,609
                  5.50% due 05/15/2036..      68,825      76,644
                  5.50% due 09/15/2036..     240,047     267,317
                  5.50% due 12/15/2036..     583,231     649,485
                  5.50% due 03/15/2037..      74,705      83,145
                  5.50% due 05/15/2037..      65,980      73,434
                  5.50% due 12/15/2037..     223,887     249,180
                  5.50% due 01/15/2038..     155,206     172,692
                  5.50% due 02/15/2038..   2,242,324   2,494,972
                  5.50% due 04/15/2038..   1,762,539   1,961,109
                  5.50% due 05/15/2038..   1,295,287   1,449,559
                  5.50% due 06/15/2038..   1,116,569   1,242,371
                  5.50% due 07/15/2038..     791,660     881,506
                  5.50% due 08/15/2038..   1,895,049   2,110,070
                  5.50% due 10/15/2038..   1,580,952   1,759,211
                  5.50% due 11/15/2038..   1,489,753   1,657,592
                  5.50% due 12/15/2038..   1,319,209   1,475,198
                  5.50% due 01/15/2039..   2,674,560   2,975,881
                  5.50% due 02/15/2039..   2,120,887   2,366,770
                  5.50% due 03/15/2039..     197,894     220,801
                  5.50% due 05/15/2039..      68,986      76,772
                  5.50% due 08/15/2039..     304,412     338,708
                  5.50% due 09/15/2039..     409,715     455,875
                  5.50% due 10/15/2039..     115,973     129,038
                  5.50% due 11/15/2039..       4,602       5,121
                  5.50% due 12/15/2039..     520,347     578,970
                  5.50% due 01/15/2040..     142,703     158,781
                  5.50% due 02/15/2040..     490,714     549,794
                  5.50% due 03/15/2040..  10,519,876  11,711,353
                  5.50% due 04/15/2040..     236,410     264,729
                  5.50% due 05/15/2040..     145,282     161,649
                  5.50% due 08/15/2040..   4,727,590   5,261,213
                  5.50% due 09/15/2040..     399,067     444,027
                  5.50% due 10/15/2040..     564,960     628,610
                  5.50% due 11/15/2040..     328,124     365,091
                  5.50% due 02/15/2041..   1,810,208   2,014,541
                  5.50% due 03/15/2041..     346,778     385,801
                  5.50% due 04/15/2041..     148,911     165,687
                  5.50% due 05/15/2041..   1,131,232   1,258,596
                  5.50% due 06/15/2041..     967,869   1,076,911
                  5.50% due 08/15/2041..     619,402     689,185


                                            PRINCIPAL  VALUE
                   SECURITY DESCRIPTION      AMOUNT   (NOTE 2)
                  -------------------------------------------
                  GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                     5.50% due 09/15/2041.. $364,330  $405,376
                     6.00% due 11/15/2023..    1,467     1,652
                     6.00% due 01/15/2024..    3,038     3,431
                     6.00% due 07/15/2028..    1,856     2,129
                     6.00% due 12/15/2028..  117,977   135,357
                     6.00% due 01/15/2029..  243,602   277,770
                     6.00% due 02/15/2029..  225,978   257,585
                     6.00% due 03/15/2029..  282,718   323,765
                     6.00% due 04/15/2029..  490,410   559,615
                     6.00% due 05/15/2029..   29,936    34,292
                     6.00% due 06/15/2029..   70,575    80,561
                     6.00% due 07/15/2029..   85,766    98,173
                     6.00% due 08/15/2029..    7,264     8,321
                     6.00% due 10/15/2029..   91,361   104,649
                     6.00% due 04/15/2031..    6,569     7,473
                     6.00% due 07/15/2031..   13,607    15,561
                     6.00% due 10/15/2031..   34,772    39,601
                     6.00% due 11/15/2031..  304,938   348,744
                     6.00% due 12/15/2031..  145,631   166,576
                     6.00% due 01/15/2032..   42,927    49,034
                     6.00% due 02/15/2032..   11,848    13,549
                     6.00% due 07/15/2032..   40,061    45,725
                     6.00% due 09/15/2032..   77,083    88,186
                     6.00% due 10/15/2032..   77,147    88,055
                     6.00% due 11/15/2032..      791       902
                     6.00% due 12/15/2032..   26,306    30,025
                     6.00% due 01/15/2033..   69,746    79,760
                     6.00% due 02/15/2033..  272,058   311,651
                     6.00% due 03/15/2033..   54,619    62,280
                     6.00% due 04/15/2033..  444,682   506,760
                     6.00% due 05/15/2033..  450,926   514,842
                     6.00% due 06/15/2033..  359,910   411,998
                     6.00% due 08/15/2033..  180,459   207,879
                     6.00% due 10/15/2033..   26,281    29,931
                     6.00% due 11/15/2033..  133,414   152,005
                     6.00% due 12/15/2033..  222,307   253,872
                     6.00% due 01/15/2034..  236,033   268,058
                     6.00% due 02/15/2034..  195,569   223,269
                     6.00% due 03/15/2034..   61,362    69,654
                     6.00% due 04/15/2034..  147,238   167,136
                     6.00% due 05/15/2034..   89,313   101,747
                     6.00% due 06/15/2034..   92,182   104,681
                     6.00% due 07/15/2034..  298,055   339,506
                     6.00% due 08/15/2034..  268,644   307,072
                     6.00% due 09/15/2034..  118,744   134,841
                     6.00% due 10/15/2034..  257,427   292,215
                     6.00% due 11/15/2034..   70,340    79,741
                     6.00% due 12/15/2034..   52,890    60,236
                     6.00% due 01/15/2035..   22,698    25,808
                     6.00% due 02/15/2035..  216,429   246,509
                     6.00% due 04/15/2035..   29,474    33,401
                     6.00% due 05/15/2035..    6,228     7,087
                     6.00% due 06/15/2035..  129,639   146,915
                     6.00% due 11/15/2035..    4,435     5,024
                     6.00% due 12/15/2035..   62,529    71,068
                     6.00% due 01/15/2036..  141,325   159,977
                     6.00% due 02/15/2036..   60,791    69,266

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)



                                           PRINCIPAL    VALUE
                 SECURITY DESCRIPTION       AMOUNT     (NOTE 2)
               -------------------------------------------------
               U.S. GOVERNMENT AGENCIES (CONTINUED)
               GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                  6.00% due 03/15/2036... $   187,997 $   213,013
                  6.00% due 04/15/2036...     201,543     228,912
                  6.00% due 05/15/2036...     589,310     668,185
                  6.00% due 06/15/2036...     264,536     299,416
                  6.00% due 08/15/2036...       6,316       7,151
                  6.00% due 09/15/2036...      43,092      48,768
                  6.00% due 10/15/2036...     239,890     271,564
                  6.00% due 11/15/2036...     205,027     232,061
                  6.00% due 07/15/2037...      13,521      15,294
                  6.00% due 09/15/2037...      11,604      13,125
                  6.00% due 10/15/2037...     258,246     292,094
                  6.00% due 11/15/2037...      14,670      16,598
                  6.00% due 12/15/2037...      13,813      15,623
                  6.00% due 01/15/2038...     259,878     293,778
                  6.00% due 02/15/2038...      17,732      20,045
                  6.00% due 06/15/2038...      21,170      23,931
                  6.00% due 07/15/2038...     451,160     510,017
                  6.00% due 08/15/2038...      12,690      14,346
                  6.00% due 09/15/2038...   2,439,439   2,757,653
                  6.00% due 10/15/2038...     561,635     634,896
                  6.00% due 11/15/2038...     795,941     899,654
                  6.00% due 12/15/2038...      59,478      67,237
                  6.00% due 01/15/2039...     853,512     964,850
                  6.00% due 08/15/2039...      48,608      54,965
                  6.00% due 09/15/2039...      26,895      30,414
                  6.00% due 10/15/2039...     210,422     238,275
                  6.00% due 01/15/2040...      52,871      59,768
                  6.00% due 02/15/2040...      10,353      11,704
                  6.00% due 04/15/2040...      19,302      21,820
                  6.00% due 05/15/2040...       2,556       2,889
                  6.00% due October TBA..  15,000,000  16,947,657
                  6.50% due 03/15/2028...       9,171      10,669
                  6.50% due 08/15/2028...      12,618      14,915
                  6.50% due 01/15/2029...       1,600       1,895
                  6.50% due 02/15/2029...         599         708
                  6.50% due 03/15/2029...      57,916      68,456
                  6.50% due 04/15/2029...         585         689
                  6.50% due 05/15/2029...       4,942       5,843
                  6.50% due 06/15/2029...      16,585      19,599
                  6.50% due 07/15/2029...       1,109       1,311
                  6.50% due 10/15/2029...       2,784       3,296
                  6.50% due 08/15/2031...      68,244      81,248
                  6.50% due 09/15/2031...       9,810      11,680
                  6.50% due 10/15/2031...     113,385     134,991
                  6.50% due 11/15/2031...      52,817      62,863
                  6.50% due 12/15/2031...      79,929      95,355
                  6.50% due 02/15/2032...     137,643     162,250
                  6.50% due 05/15/2032...     350,012     417,145
                  6.50% due 06/15/2032...      53,981      64,420
                  7.00% due 03/15/2023...      10,596      12,403
                  7.00% due 01/20/2024...         303         357
                  7.00% due 03/20/2024...         257         303
                  7.00% due 07/20/2025...       1,019       1,207
                  7.00% due 09/15/2025...      43,355      51,368
                  7.00% due 01/20/2029...      18,307      22,064
                  7.00% due 02/20/2029...       3,120       3,760
                  7.00% due 06/20/2029...       6,482       7,813


                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
        ----------------------------------------------------------------
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           7.00% due 07/20/2029............... $    21,907  $     26,404
           7.00% due 09/20/2029...............       2,259         2,722
           7.00% due 10/20/2029...............       4,496         5,419
           7.00% due 11/20/2029...............       1,463         1,764
           7.00% due 03/20/2030...............       2,545         3,077
           7.00% due 06/20/2030...............       2,483         3,003
           7.00% due 08/20/2030...............       6,215         7,515
           7.00% due 09/20/2030...............       9,280        11,222
           7.00% due 10/20/2030...............      10,497        12,693
           8.00% due 11/15/2026...............      51,640        63,076
           8.00% due 12/15/2029...............       6,983         8,040
           8.00% due 04/15/2030...............      12,853        15,103
           8.00% due 05/15/2030...............       1,227         1,370
           8.00% due 08/15/2030...............      21,881        27,089
           8.50% due 03/15/2017...............       7,178         7,460
           8.50% due 05/15/2021...............         751           753
           8.50% due 12/15/2022...............      13,888        13,945
           8.50% due 01/15/2023...............      19,830        20,302
           8.50% due 09/15/2024...............      11,101        13,579
           9.00% due 07/15/2016...............       9,493         9,700
           9.00% due 10/15/2016...............       2,476         2,487
                                                            ------------
                                                             241,851,330
                                                            ------------
        SMALL BUSINESS ADMINISTRATION -- 0.0%
           6.30% due 06/01/2018...............     112,458       122,786
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $233,120,747)................               241,974,116
                                                            ------------
        REPURCHASE AGREEMENTS -- 14.9%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)......  32,309,000    32,309,000
          UBS Securities LLC
           Joint Repurchase Agreement(1)......  11,843,000    11,843,000
                                                            ------------
        TOTAL REPURCHASE AGREEMENTS
           (cost $44,152,000).................                44,152,000
                                                            ------------
        TOTAL INVESTMENTS
           (cost $277,272,747)(2).............        96.4%  286,126,116
        Other assets less liabilities.........         3.6    10,654,635
                                               -----------  ------------
        NET ASSETS                                   100.0% $296,780,751
                                               ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                     --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Government National Mtg. Assoc...          $--            $241,851,330             $--           $241,851,330
   Small Business Administration....           --                 122,786              --                122,786
Repurchase Agreements...............           --              44,152,000              --             44,152,000
                                              ---            ------------             ---           ------------
TOTAL...............................          $--            $286,126,116             $--           $286,126,116
                                              ===            ============             ===           ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Sovereign.............................. 20.1%
                 Federal National Mtg. Assoc............ 10.5
                 Federal Home Loan Mtg. Corp............  3.5
                 Time Deposits..........................  3.3
                 Diversified Financial Services.........  3.2
                 Banks-Commercial.......................  3.0
                 Oil Companies-Exploration & Production.  2.8
                 United States Treasury Notes...........  2.8
                 Diversified Banking Institutions.......  2.4
                 Telephone-Integrated...................  1.6
                 Repurchase Agreement...................  1.6
                 Pipelines..............................  1.5
                 Oil Companies-Integrated...............  1.4
                 Electric-Integrated....................  1.3
                 Casino Hotels..........................  1.1
                 Medical-Drugs..........................  1.1
                 Cellular Telecom.......................  1.0
                 Banks-Super Regional...................  1.0
                 Telecom Services.......................  0.9
                 Medical-Hospitals......................  0.9
                 United States Treasury Bonds...........  0.9
                 Cable/Satellite TV.....................  0.9
                 Electric-Generation....................  0.8
                 Insurance-Multi-line...................  0.8
                 Diversified Minerals...................  0.7
                 Oil-Field Services.....................  0.7
                 Real Estate Investment Trusts..........  0.7
                 Multimedia.............................  0.7
                 Building-Residential/Commercial........  0.6
                 Finance-Leasing Companies..............  0.6
                 Independent Power Producers............  0.6
                 Medical-HMO............................  0.6
                 Savings & Loans/Thrifts................  0.6
                 Rental Auto/Equipment..................  0.5
                 Steel-Producers........................  0.5
                 Retail-Restaurants.....................  0.5
                 Diversified Manufacturing Operations...  0.5
                 Government National Mtg. Assoc.........  0.5
                 Containers-Paper/Plastic...............  0.5
                 Banks-Special Purpose..................  0.5
                 Home Furnishings.......................  0.5
                 Finance-Auto Loans.....................  0.5
                 Building Products-Cement...............  0.5
                 Casino Services........................  0.5
                 Transport-Services.....................  0.5
                 Municipal Bonds........................  0.4
                 Building & Construction Products-Misc..  0.4
                 Consumer Products-Misc.................  0.4
                 Trucking/Leasing.......................  0.4
                 Containers-Metal/Glass.................  0.4
                 Data Processing/Management.............  0.4
                 Oil & Gas Drilling.....................  0.4
                 Commercial Services....................  0.4
                 Real Estate Operations & Development...  0.4
                 Computer Services......................  0.4
                 Paper & Related Products...............  0.4
                 Medical Products.......................  0.4
                 Insurance-Life/Health..................  0.4
                 Auto-Cars/Light Trucks.................  0.4
                 Transport-Rail.........................  0.4
                 Retail-Office Supplies.................  0.3
                 Sovereign Agency.......................  0.3
                 Chemicals-Specialty....................  0.3
                 Chemicals-Diversified..................  0.3
                 Marine Services........................  0.3
                 Therapeutics...........................  0.3
                 MRI/Medical Diagnostic Imaging.........  0.3
                 Travel Services........................  0.3
                 Satellite Telecom......................  0.3
                 Oil Refining & Marketing...............  0.3

                  Retail-Toy Stores....................  0.3%
                  Steel Pipe & Tube....................  0.3
                  Medical Instruments..................  0.3
                  Retail-Drug Store....................  0.3
                  Finance-Other Services...............  0.3
                  Real Estate Management/Services......  0.3
                  Non-Hazardous Waste Disposal.........  0.2
                  Coal.................................  0.2
                  Airlines.............................  0.2
                  Publishing-Newspapers................  0.2
                  Advertising Services.................  0.2
                  Enterprise Software/Service..........  0.2
                  Beverages-Non-alcoholic..............  0.2
                  Special Purpose Entities.............  0.2
                  Finance-Investment Banker/Broker.....  0.2
                  Gas-Distribution.....................  0.2
                  Electronic Components-Semiconductors.  0.2
                  Television...........................  0.2
                  Storage/Warehousing..................  0.2
                  Semiconductor Equipment..............  0.2
                  Regional Authority...................  0.2
                  Capacitors...........................  0.2
                  Gas-Transportation...................  0.2
                  Pharmacy Services....................  0.2
                  Petrochemicals.......................  0.2
                  Aerospace/Defense-Equipment..........  0.2
                  Insurance-Mutual.....................  0.2
                  Banks-Money Center...................  0.2
                  Printing-Commercial..................  0.2
                  Computers-Memory Devices.............  0.2
                  Financial Guarantee Insurance........  0.2
                  Shipbuilding.........................  0.2
                  Finance-Consumer Loans...............  0.2
                  Chemicals-Other......................  0.2
                  Retail-Apparel/Shoe..................  0.2
                  Radio................................  0.1
                  Music................................  0.1
                  Metal-Iron...........................  0.1
                  Retail-Propane Distribution..........  0.1
                  Broadcast Services/Program...........  0.1
                  Alternative Waste Technology.........  0.1
                  Medical-Generic Drugs................  0.1
                  Investment Companies.................  0.1
                  Retail-Regional Department Stores....  0.1
                  Aerospace/Defense....................  0.1
                  Wire & Cable Products................  0.1
                  Schools..............................  0.1
                  Theaters.............................  0.1
                  Machinery-Construction & Mining......  0.1
                  Metal-Diversified....................  0.1
                  Firearms & Ammunition................  0.1
                  Food-Misc./Diversified...............  0.1
                  Advertising Agencies.................  0.1
                  Communications Software..............  0.1
                  Transport-Marine.....................  0.1
                  Direct Marketing.....................  0.1
                  Banks-Fiduciary......................  0.1
                  Motion Pictures & Services...........  0.1
                  Seismic Data Collection..............  0.1
                  Auction Houses/Art Dealers...........  0.1
                  Building-Heavy Construction..........  0.1
                  Gambling (Non-Hotel).................  0.1
                  Electric-Transmission................  0.1
                  Finance-Commercial...................  0.1
                  Retail-Major Department Stores.......  0.1
                  Medical-Biomedical/Gene..............  0.1
                                                        ----
                                                        99.9%
                                                        ====

--------
*Calculated as a percentage of net assets.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

CREDIT QUALITY ALLOCATION+#

                               Aaa........  25.7%
                               Aa.........   2.6
                               A..........   6.6
                               Baa........  21.3
                               Ba.........  11.5
                               B..........  20.0
                               Caa........   6.4
                               Ca.........   0.3
                               Not Rated@.   5.6
                                           -----
                                           100.0%
                                           =====

--------
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       ASSET BACKED SECURITIES -- 2.8%
       DIVERSIFIED FINANCIAL SERVICES -- 2.8%
         AmeriCredit Automobile Receivables Trust
          Series 2012-4, Class B
          1.31% due 11/08/2017..................... $  300,000 $  300,017
         AmeriCredit Automobile Receivables Trust
          Series 2012-3, Class B
          1.59% due 07/10/2017.....................    263,000    265,495
         Avis Budget Rental Car Funding AESOP LLC
          Series 2010-3A, Class B
          6.74% due 05/20/2016*....................    800,000    887,217
         Banc of America Alternative Loan Trust
          Series 2005-6, Class 5A2
          5.50% due 07/25/2035(1)..................    421,269    405,369
         Banc of America Alternative Loan Trust
          Series 2004-10, Class 1CB1
          6.00% due 11/25/2034(1)..................    204,668    200,620
         Banc of America Funding Corp. FRS
          Series 2006-A, Class 1A1
          2.63% due 02/20/2036(1)..................    478,542    474,750
         Banc of America Funding Corp.
          Series 2006-3, Class 5A5
          5.50% due 03/25/2036(1)..................    201,263    204,229
         Banc of America Funding Corp.
          Series 2005-8, Class 2A4
          6.00% due 01/25/2036(1)..................     23,542     23,374
         Banc of America Funding Corp.
          Series 2006-2, Class 2A22
          6.00% due 03/25/2036(1)..................    220,000    218,736
         Citibank Credit Card Issuance Trust
          Series 2008-A1, Class A1
          5.35% due 02/07/2020.....................  1,500,000  1,828,651
         Citibank Omni Master Trust
          Series 2009-A17, Class A17
          4.90% due 11/15/2018*....................  1,000,000  1,090,009
         Citicorp Mtg. Securities, Inc.
          Series 2006-2, Class 1A8
          5.75% due 04/25/2036(1)..................    139,114    139,330
         Citicorp Mtg. Securities, Inc.
          Series 2006-4, Class 1A2
          6.00% due 08/25/2036(1)..................    233,136    238,016
         Countrywide Alternative Loan Trust
          Series 2004-24CB, Class 1A1
          6.00% due 11/25/2034(1)..................    560,961    557,592
         Countrywide Asset-Backed Certs. FRS
          Series 2004-BC2, Class M2
          1.79% due 02/25/2034.....................     75,047     69,885
         Countrywide Home Loan Mtg.
          Pass Through Trust
          Series 2005-6, Class 1A11
          5.25% due 02/25/2026(1)..................    300,000    300,005
         Countrywide Home Loan Mtg.
          Pass Through Trust
          Series 2005-12, Class 2A4
          5.50% due 05/25/2035(1)..................    281,278    283,715
         Countrywide Home Loan Mtg.
          Pass Through Trust
          Series 2007-14, Class A19
          6.00% due 09/25/2037(1)..................    432,668    409,907

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         Discover Card Master Trust
          Series 2007-A1, Class A1
          5.65% due 03/16/2020..................... $  330,000 $  403,918
         Entergy Arkansas Restoration Funding LLC
          Series 2010A, Class A1
          2.30% due 08/01/2021.....................    217,188    226,994
         Enterprise Fleet Financing LLC
          Series 2012-2, Class A3
          0.93% due 04/20/2018*....................    450,000    443,116
         GSAMP Trust FRS
          Series 2002-WF, Class A2B
          1.32% due 10/20/2032.....................    132,552    124,496
         Hertz Vehicle Financing LLC
          Series 2010-1A, Class A2
          3.74% due 02/25/2017*....................    132,000    142,907
         Hertz Vehicle Financing LLC
          Series 2011-1A, Class B1
          4.17% due 03/25/2016*....................     75,000     78,273
         Morgan Stanley Bank of America Merrill
          Lynch Trust
          Series 2012-C5, Class A2
          1.97% due 08/15/2045(2)..................    245,843    254,183
         New Century Home Equity Loan Trust VRS
          Series 2004-A, Class AII9
          5.01% due 08/25/2034.....................    204,394    199,991
         RFMSI Trust
          Series 2006-S1, Class 1A3
          5.75% due 01/25/2036(1)..................    426,509    426,285
         Triton Container Finance LLC
          Series 2012-1A, Class A
          4.21% due 05/14/2027*....................    120,833    127,422
         UBS-Barclays Commercial Mtg. Trust
          Series 2012-C2, Class A2
          2.11% due 05/10/2063(2)..................    653,239    681,910
         Wachovia Bank Commercial Mtg. Trust VRS
          Series 2003-C7, Class J
          5.36% due 10/15/2035*(2).................  2,750,000  1,640,268
         Wachovia Bank Commercial Mtg. Trust VRS
          Series 2006-C23, Class AM
          5.47% due 01/15/2045(2)..................  1,324,000  1,455,301
         Wachovia Bank Commercial Mtg. Trust VRS
          Series 2006-C26, Class AM
          6.17% due 06/15/2045(2)..................  2,000,000  2,233,574
         Wells Fargo Mtg. Backed Securities Trust
          Series 2006-6, Class 1A2
          5.75% due 05/25/2036(1)..................    241,312    238,898
         Wells Fargo Mtg. Backed Securities Trust
          Series 2007-7, Class A36
          6.00% due 06/25/2037(1)..................    104,046    104,684
         Wells Fargo Mtg. Backed Securities Trust
          Series 2007-14, Class 1A1
          6.00% due 10/25/2037(1)..................    359,912    359,666
         Wells Fargo Mtg. Backed Securities Trust
          Series 2007-15, Class A1
          6.00% due 11/25/2037(1)..................    298,239    293,785

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
       ------------------------------------------------------------------
       ASSET BACKED SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         WF-RBS Commercial Mtg. Trust
          Series 2012-C8, Class A2
          1.88% due 08/15/2045(2)................. $  165,030 $   169,925
                                                              -----------
       TOTAL ASSET BACKED SECURITIES
          (cost $17,937,482)......................             17,502,513
                                                              -----------
       U.S. CORPORATE BONDS & NOTES -- 42.1%
       ADVERTISING AGENCIES -- 0.1%
         Interpublic Group of Cos., Inc.
          Senior Notes
          4.00% due 03/15/2022....................    265,000     277,602
         Interpublic Group of Cos., Inc.
          Senior Notes
          6.25% due 11/15/2014....................    341,000     368,280
                                                              -----------
                                                                  645,882
                                                              -----------
       ADVERTISING SERVICES -- 0.2%
         Checkout Holding Corp.
          Senior Notes
          zero coupon due 11/15/2015*.............  1,220,000     719,800
         Visant Corp.
          Company Guar. Notes
          10.00% due 10/01/2017...................    725,000     717,750
                                                              -----------
                                                                1,437,550
                                                              -----------
       AEROSPACE/DEFENSE -- 0.1%
         Lockheed Martin Corp.
          Senior Notes
          6.15% due 09/01/2036....................    584,000     757,274
                                                              -----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
         Sequa Corp.
          Company Guar. Notes
          11.75% due 12/01/2015*..................  1,025,000   1,076,250
                                                              -----------
       AIRLINES -- 0.2%
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class A-1
          7.20% due 01/02/2019....................  1,008,863   1,018,951
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class B
          7.63% due 01/02/2015....................    134,824     116,623
         Atlas Air, Inc.
          Pass Through Certs.
          Series 2000-1, Class B
          9.06% due 07/02/2017....................    351,620     348,104
                                                              -----------
                                                                1,483,678
                                                              -----------
       ALTERNATIVE WASTE TECHNOLOGY -- 0.1%
         ADS Waste Holdings, Inc.
          Senior Notes
          8.25% due 10/01/2020*...................    800,000     816,000
                                                              -----------
       AUCTION HOUSE/ART DEALERS -- 0.1%
         Sotheby's
          Company Guar. Notes
          5.25% due 10/01/2022*...................    475,000     483,313
                                                              -----------

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        AUTO-CARS/LIGHT TRUCKS -- 0.4%
          Chrysler Group LLC/CG Co-Issuer, Inc.
           Sec. Notes
           8.25% due 06/15/2021.................. $1,740,000 $1,853,100
          Ford Motor Co.
           Senior Notes
           7.40% due 11/01/2046..................    335,000    402,000
                                                             ----------
                                                              2,255,100
                                                             ----------
        BANKS-COMMERCIAL -- 1.2%
          Associated Banc-Corp.
           Senior Notes
           5.13% due 03/28/2016..................    784,000    860,751
          CIT Group, Inc.
           Senior Notes
           5.00% due 08/15/2022..................    550,000    572,223
          CIT Group, Inc.
           Senior Notes
           5.50% due 02/15/2019*.................  1,870,000  2,024,275
          HSBC USA, Inc.
           Senior Notes
           2.38% due 02/13/2015..................    735,000    756,639
          KeyBank NA
           Sub. Notes
           7.41% due 10/15/2027..................    128,000    141,970
          Regions Bank
           Sub. Notes
           7.50% due 05/15/2018..................    224,000    264,320
          Synovus Financial Corp.
           Senior Notes
           7.88% due 02/15/2019..................    970,000  1,071,850
          Union Bank NA
           Senior Notes
           2.13% due 06/16/2017..................    815,000    833,854
          Zions Bancorp.
           Senior Notes
           4.50% due 03/27/2017..................    859,000    886,715
                                                             ----------
                                                              7,412,597
                                                             ----------
        BANKS-FIDUCIARY -- 0.1%
          Bank of New York Mellon Corp.
           Senior Notes
           1.20% due 02/20/2015..................    526,000    533,093
                                                             ----------
        BANKS-MONEY CENTER -- 0.1%
          Comerica Bank
           Sub. Notes
           5.20% due 08/22/2017..................    386,000    439,321
                                                             ----------
        BANKS-SUPER REGIONAL -- 0.9%
          Capital One Capital VI
           Limited Guar. Notes
           8.88% due 05/15/2040..................    288,000    292,828
          Capital One Financial Corp. FRS
           Senior Notes
           1.61% due 07/15/2014..................    346,000    348,423
          Huntington Bancshares, Inc.
           Sub. Notes
           7.00% due 12/15/2020..................    328,000    398,570

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     BANKS-SUPER REGIONAL (CONTINUED)
       JPMorgan Chase Bank NA
        Sub. Notes
        6.00% due 07/05/2017........................ $1,126,000 $1,320,263
       JPMorgan Chase Bank NA
        Sub. Notes
        6.00% due 10/01/2017........................    786,000    930,133
       PNC Preferred Funding Trust I FRS
        Jr. Sub Bonds
        2.04% due 03/15/2017*(3)....................    400,000    328,000
       SunTrust Banks, Inc.
        Sub. Notes
        6.00% due 02/15/2026........................     38,000     39,643
       US Bancorp
        Senior Notes
        1.65% due 05/15/2017........................    515,000    527,215
       Wachovia Corp.
        Senior Notes
        5.75% due 02/01/2018........................    451,000    544,620
       Wells Fargo & Co. FRS
        Jr. Sub. Bonds
        7.98% due 03/15/2018(3).....................    235,000    269,956
       Wells Fargo Bank NA FRS
        Sub. Notes
        0.65% due 05/16/2016........................    350,000    340,295
                                                                ----------
                                                                 5,339,946
                                                                ----------
     BEVERAGES-NON-ALCOHOLIC -- 0.2%
       Innovation Ventures LLC/Innovation Ventures
        Finance Corp.
        Senior Sec. Notes
        9.50% due 08/15/2019*.......................  1,450,000  1,399,250
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 0.1%
       Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
        Sec. Notes
        8.88% due 04/15/2017........................    770,000    837,375
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
       Building Materials Corp. of America
        Senior Notes
        6.75% due 05/01/2021*.......................    850,000    930,750
       Interline Brands, Inc.
        Company Guar. Notes
        7.50% due 11/15/2018........................  1,035,000  1,120,388
                                                                ----------
                                                                 2,051,138
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.5%
       Cemex Finance LLC
        Senior Sec. Notes
        9.50% due 12/14/2016........................  1,225,000  1,264,812
       Headwaters, Inc.
        Sec. Notes
        7.63% due 04/01/2019........................  1,550,000  1,573,250
                                                                ----------
                                                                 2,838,062
                                                                ----------

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   BUILDING-HEAVY CONSTRUCTION -- 0.1%
     New Enterprise Stone & Lime Co., Inc.
      Company Guar. Notes
      11.00% due 09/01/2018............................ $  628,000 $  452,160
                                                                   ----------
   BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
     Beazer Homes USA, Inc.
      Company Guar. Notes
      9.13% due 05/15/2019.............................    795,000    798,975
     K Hovnanian Enterprises, Inc.
      Senior Sec. Notes
      7.25% due 10/15/2020*............................    650,000    666,250
     Meritage Homes Corp.
      Company Guar. Notes
      7.00% due 04/01/2022.............................    625,000    668,750
     Standard Pacific Corp.
      Company Guar. Notes
      8.38% due 05/15/2018.............................    800,000    923,000
     Taylor Morrison Communities, Inc./Monarch
      Communities, Inc.
      Company Guar. Notes
      7.75% due 04/15/2020*............................    787,000    838,155
                                                                   ----------
                                                                    3,895,130
                                                                   ----------
   CABLE/SATELLITE TV -- 0.9%
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      5.25% due 09/30/2022.............................    750,000    753,750
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      6.50% due 04/30/2021.............................  1,725,000  1,845,750
     Comcast Corp.
      Company Guar. Notes
      5.65% due 06/15/2035.............................    381,000    446,123
     Dish DBS Corp.
      Company Guar. Notes
      7.75% due 05/31/2015.............................    912,000  1,026,000
     TCI Communications, Inc.
      Senior Notes
      7.13% due 02/15/2028.............................    250,000    328,271
     Time Warner Cable, Inc.
      Company Guar. Notes
      4.50% due 09/15/2042.............................    519,000    517,587
     WideOpenWest Finance LLC/WideOpenWest
      Capital Corp.
      Company Guar. Notes
      10.25% due 07/15/2019*...........................    550,000    580,250
                                                                   ----------
                                                                    5,497,731
                                                                   ----------
   CAPACITORS -- 0.2%
     Kemet Corp.
      Senior Sec. Notes
      10.50% due 05/01/2018............................  1,150,000  1,167,250
                                                                   ----------
   CASINO HOTELS -- 1.0%
     CityCenter Holdings LLC/CityCenter Finance Corp.
      Sec. Notes
      10.75% due 01/15/2017(4).........................  2,407,162  2,569,645

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      CASINO HOTELS (CONTINUED)
        Downstream Development Authority of the
         Quapaw Tribe of Oklahoma
         Senior Sec. Notes
         10.50% due 07/01/2019*.................... $  755,000 $  813,513
        Harrah's Operating Co., Inc.
         Senior Sec. Notes
         11.25% due 06/01/2017.....................  1,800,000  1,935,000
        Station Casinos LLC
         Company Guar. Notes
         3.66% due 06/18/2018*(5)..................  1,095,000    944,437
                                                               ----------
                                                                6,262,595
                                                               ----------
      CASINO SERVICES -- 0.5%
        Chukchansi Economic Development Authority
         Sec. Notes
         9.75% due 05/30/2020*.....................    993,000    645,450
        Graton Economic Development Authority
         Senior Sec. Notes
         9.63% due 09/01/2019*.....................    950,000    988,000
        Greektown Superholdings, Inc.
         Sec. Notes, Series A
         13.00% due 07/01/2015.....................    293,000    317,172
        Greektown Superholdings, Inc.
         Sec. Notes, Series B
         13.00% due 07/01/2015.....................    450,000    487,125
        Scientific Games International, Inc.
         Company Guar. Notes
         6.25% due 09/01/2020*.....................    360,000    361,800
                                                               ----------
                                                                2,799,547
                                                               ----------
      CELLULAR TELECOM -- 0.9%
        Cricket Communications, Inc.
         Senior Sec. Notes
         7.75% due 05/15/2016......................  1,620,000  1,709,100
        Cricket Communications, Inc.
         Company Guar. Notes
         7.75% due 10/15/2020......................    590,000    575,250
        Nextel Communications, Inc.
         Company Guar. Notes
         7.38% due 08/01/2015......................    332,000    333,245
        Sprint Nextel Corp.
         Senior Notes
         7.00% due 08/15/2020......................  2,925,000  3,042,000
                                                               ----------
                                                                5,659,595
                                                               ----------
      CHEMICALS-OTHER -- 0.2%
        Taminco Global Chemical Corp.
         Sec. Notes
         9.75% due 03/31/2020*.....................    870,000    939,600
                                                               ----------
      CHEMICALS-SPECIALTY -- 0.3%
        Eastman Chemical Co.
         Senior Notes
         7.25% due 01/15/2024......................    335,000    449,873
        Lubrizol Corp.
         Company Guar. Notes
         6.50% due 10/01/2034......................    248,000    344,182

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   CHEMICALS-SPECIALTY (CONTINUED)
     Tronox Finance LLC
      Company Guar. Notes
      6.38% due 08/15/2020*............................ $1,150,000 $1,161,500
                                                                   ----------
                                                                    1,955,555
                                                                   ----------
   COAL -- 0.2%
     Alpha Natural Resources, Inc.
      Company Guar. Notes
      6.00% due 06/01/2019.............................    725,000    605,375
     Penn Virginia Resource Partners LP/Penn Virginia
      Resource Finance Corp. II
      Company Guar. Notes
      8.38% due 06/01/2020*............................    885,000    913,763
                                                                   ----------
                                                                    1,519,138
                                                                   ----------
   COMMERCIAL SERVICES -- 0.4%
     Ceridian Corp.
      Senior Sec. Notes
      8.88% due 07/15/2019*............................  1,350,000  1,458,000
     Live Nation Entertainment, Inc.
      Company Guar. Notes
      7.00% due 09/01/2020*............................    950,000    988,000
                                                                   ----------
                                                                    2,446,000
                                                                   ----------
   COMMUNICATIONS SOFTWARE -- 0.1%
     Aspect Software, Inc.
      Sec. Notes
      10.63% due 05/15/2017............................    615,000    631,913
                                                                   ----------
   COMPUTER SERVICES -- 0.4%
     Affiliated Computer Services, Inc.
      Senior Notes
      5.20% due 06/01/2015.............................    399,000    428,819
     CompuCom Systems, Inc.
      Senior Sub. Notes
      12.50% due 10/01/2015*...........................  1,188,000  1,232,550
     International Business Machines Corp.
      Senior Notes
      1.25% due 02/06/2017.............................    230,000    233,794
     International Business Machines Corp.
      Senior Notes
      6.22% due 08/01/2027.............................    375,000    515,003
                                                                   ----------
                                                                    2,410,166
                                                                   ----------
   CONSULTING SERVICES -- 0.0%
     Verisk Analytics, Inc.
      Company Guar. Notes
      4.13% due 09/12/2022.............................    191,000    194,084
                                                                   ----------
   CONSUMER PRODUCTS-MISC. -- 0.4%
     American Achievement Corp.
      Sec. Notes
      10.88% due 04/15/2016*...........................    667,000    578,622
     Reynolds Group Issuer, Inc./Reynolds Group
      Issuer LLC
      Senior Sec. Notes
      5.75% due 10/15/2020*............................  1,100,000  1,100,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     CONSUMER PRODUCTS-MISC. (CONTINUED)
       Reynolds Group Issuer, Inc./Reynolds Group
        Issuer LLC
        Company Guar. Notes
        9.88% due 08/15/2019........................ $1,000,000 $1,063,750
                                                                ----------
                                                                 2,742,372
                                                                ----------
     CONTAINERS-METAL/GLASS -- 0.4%
       Ball Corp.
        Company Guar. Notes
        7.38% due 09/01/2019........................    684,000    762,660
       Crown Cork & Seal Co., Inc.
        Senior Notes
        7.38% due 12/15/2026........................  1,770,000  1,942,575
                                                                ----------
                                                                 2,705,235
                                                                ----------
     CONTAINERS-PAPER/PLASTIC -- 0.5%
       Consolidated Container Co. LLC/Consolidated
        Container Capital, Inc.
        Company Guar. Notes
        10.13% due 07/15/2020*......................    650,000    692,250
       Graphic Packaging International, Inc.
        Company Guar. Notes
        9.50% due 06/15/2017........................    460,000    503,700
       Packaging Dynamics Corp.
        Senior Sec. Notes
        8.75% due 02/01/2016*.......................    790,000    833,450
       Tekni-Plex, Inc.
        Senior Sec. Notes
        9.75% due 06/01/2019*.......................    847,000    906,290
                                                                ----------
                                                                 2,935,690
                                                                ----------
     DATA PROCESSING/MANAGEMENT -- 0.4%
       First Data Corp.
        Senior Sec. Notes
        6.75% due 11/01/2020*.......................  1,741,000  1,730,119
       First Data Corp.
        Senior Sec. Notes
        7.38% due 06/15/2019*.......................    850,000    876,562
                                                                ----------
                                                                 2,606,681
                                                                ----------
     DIRECT MARKETING -- 0.1%
       Catalina Marketing Corp.
        Company Guar. Notes
        11.63% due 10/01/2017*(5)...................    600,000    579,000
                                                                ----------
     DIVERSIFIED BANKING INSTITUTIONS -- 2.3%
       Ally Financial, Inc.
        Company Guar. Notes
        5.50% due 02/15/2017........................  1,045,000  1,092,321
       BAC Capital Trust XIII FRS
        Limited Guar. Notes
        4.00% due 11/08/2012(3).....................  1,070,000    824,486
       Bank of America Corp.
        Sub. Notes
        5.42% due 03/15/2017........................    360,000    389,141
       Bank of America Corp.
        Senior Notes
        5.75% due 12/01/2017........................    927,000  1,066,565

                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
            Bank of America Corp.
             Sub. Notes
             7.25% due 10/15/2025.............. $  117,000 $   132,858
            Citigroup, Inc.
             Sub. Notes
             5.50% due 02/15/2017..............    592,000     655,655
            Citigroup, Inc.
             Sub. Notes
             5.88% due 02/22/2033..............    754,000     796,352
            Citigroup, Inc.
             Sub. Notes
             6.13% due 08/25/2036..............    372,000     403,937
            GMAC LLC
             Sub. Notes
             8.00% due 12/31/2018..............  2,555,000   2,874,375
            Goldman Sachs Group, Inc.
             Senior Notes
             6.15% due 04/01/2018..............    828,000     966,424
            Goldman Sachs Group, Inc.
             Sub. Notes
             6.75% due 10/01/2037..............  1,151,000   1,233,046
            JPMorgan Chase & Co.
             Sub. Notes
             6.13% due 06/27/2017..............    673,000     792,359
            JPMorgan Chase & Co. FRS
             Jr. Sub Notes
             7.90% due 04/30/2018(3)...........    304,000     345,262
            JPMorgan Chase Capital XXIII FRS
             Limited Guar. Bonds
             1.43% due 05/15/2077..............    140,000      99,441
            Morgan Stanley
             Senior Notes
             5.50% due 07/28/2021..............    953,000   1,042,951
            Morgan Stanley
             Senior Notes
             6.38% due 07/24/2042..............    782,000     861,267
            Morgan Stanley
             Senior Notes
             6.63% due 04/01/2018..............    428,000     491,746
                                                           -----------
                                                            14,068,186
                                                           -----------
          DIVERSIFIED FINANCIAL SERVICES -- 0.4%
            Associates Corp. of North America
             Senior Notes
             6.95% due 11/01/2018..............    620,000     745,498
            General Electric Capital Corp.
             Senior Notes
             5.88% due 01/14/2038..............    620,000     738,830
            General Electric Capital Corp.
             Senior Notes
             6.75% due 03/15/2032..............    785,000   1,005,604
                                                           -----------
                                                             2,489,932
                                                           -----------
          DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
            General Electric Co.
             Senior Notes
             5.25% due 12/06/2017..............    294,000     347,856

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
      JB Poindexter & Co., Inc.
       Notes
       9.00% due 04/01/2022*.......................... $1,325,000 $1,325,000
      Textron, Inc.
       Senior Notes
       4.63% due 09/21/2016...........................    780,000    845,533
                                                                  ----------
                                                                   2,518,389
                                                                  ----------
    ELECTRIC-GENERATION -- 0.7%
      AES Corp.
       Senior Notes
       8.00% due 10/15/2017...........................  1,020,000  1,178,100
      Allegheny Energy Supply Co. LLC
       Senior Notes
       6.75% due 10/15/2039*..........................  1,806,000  1,906,934
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/2027...........................  1,475,000    755,937
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/2017...........................    372,826    395,196
                                                                  ----------
                                                                   4,236,167
                                                                  ----------
    ELECTRIC-INTEGRATED -- 1.1%
      CMS Energy Corp.
       Senior Notes
       2.75% due 05/15/2014...........................    207,000    209,984
      Commonwealth Edison Co.
       1st Mtg. Notes
       3.80% due 10/01/2042...........................    227,000    229,607
      Dominion Resources, Inc.
       Senior Notes
       4.90% due 08/01/2041...........................    388,000    449,164
      Dominion Resources, Inc.
       Senior Notes
       5.25% due 08/01/2033...........................    525,000    607,700
      Duke Energy Carolinas LLC
       1st Mtg. Notes
       4.00% due 09/30/2042...........................    378,000    385,585
      Duke Energy Indiana, Inc.
       1st Mtg. Notes
       4.20% due 03/15/2042...........................    370,000    378,460
      Exelon Generation Co. LLC
       Senior Notes
       4.25% due 06/15/2022*..........................  1,269,000  1,342,695
      Exelon Generation Co. LLC
       Senior Notes
       5.60% due 06/15/2042*..........................    886,000    951,053
      Exelon Generation Co. LLC
       Senior Notes
       5.75% due 10/01/2041...........................    457,000    500,541
      Georgia Power Co.
       Senior Notes
       3.00% due 04/15/2016...........................    180,000    193,038
      Georgia Power Co.
       Senior Notes
       4.30% due 03/15/2042...........................    218,000    232,551

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        ELECTRIC-INTEGRATED (CONTINUED)
          Great Plains Energy, Inc.
           Senior Notes
           5.29% due 06/15/2022................... $  310,000 $  347,562
          Mirant Mid Atlantic Pass-Through Trust
           Pass Through Certs., Series B
           9.13% due 06/30/2017...................    435,409    476,773
          Northern States Power Co.
           1st Mtg. Notes
           3.40% due 08/15/2042...................    372,000    357,386
                                                              ----------
                                                               6,662,099
                                                              ----------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.2%
          Amkor Technology, Inc.
           Company Guar. Notes
           6.38% due 10/01/2022*..................  1,000,000    985,000
          National Semiconductor Corp.
           Senior Notes
           6.60% due 06/15/2017...................    262,000    327,797
                                                              ----------
                                                               1,312,797
                                                              ----------
        ENTERPRISE SOFTWARE/SERVICE -- 0.2%
          Epicor Software Corp.
           Company Guar. Notes
           8.63% due 05/01/2019...................  1,360,000  1,434,800
                                                              ----------
        FINANCE-AUTO LOANS -- 0.5%
          American Honda Finance Corp.
           Notes
           1.00% due 08/11/2015*..................    488,000    488,988
          Ford Motor Credit Co., LLC
           Senior Notes
           5.75% due 02/01/2021...................    394,000    441,307
          General Motors Financial Co., Inc.
           Company Guar. Notes
           4.75% due 08/15/2017*..................    450,000    461,390
          General Motors Financial Co., Inc.
           Company Guar. Notes
           6.75% due 06/01/2018...................    675,000    751,187
          Hyundai Capital America
           Company Guar. Notes
           2.13% due 10/02/2017*..................    713,000    713,101
                                                              ----------
                                                               2,855,973
                                                              ----------
        FINANCE-COMMERCIAL -- 0.1%
          Textron Financial Corp.
           Senior Notes
           5.40% due 04/28/2013...................    377,000    386,743
                                                              ----------
        FINANCE-CONSUMER LOANS -- 0.2%
          SLM Corp.
           Notes
           4.63% due 09/25/2017...................    928,000    941,365
                                                              ----------
        FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
          Bear Stearns Cos. LLC
           Sub. Notes
           5.55% due 01/22/2017...................    636,000    723,215
          Lehman Brothers Holdings, Inc.
           Escrow Notes
           6.75% due 12/28/2017+..................    280,000         28

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  ---------------------------------------------------------------------------
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     7.50% due 05/11/2038+.............................. $  361,000 $       36
    Merrill Lynch & Co., Inc.
     Sub. Notes
     6.05% due 05/16/2016...............................    400,000    437,050
    Merrill Lynch & Co., Inc.
     Sub. Notes
     7.75% due 05/14/2038...............................    134,000    168,285
                                                                    ----------
                                                                     1,328,614
                                                                    ----------
  FINANCE-LEASING COMPANIES -- 0.4%
    Air Lease Corp.
     Senior Notes
     5.63% due 04/01/2017*..............................  1,918,000  1,956,360
    Boeing Capital Corp.
     Senior Notes
     2.13% due 08/15/2016...............................    542,000    569,245
    Boeing Capital Corp.
     Senior Notes
     2.90% due 08/15/2018...............................    183,000    200,740
                                                                    ----------
                                                                     2,726,345
                                                                    ----------
  FINANCE-OTHER SERVICES -- 0.3%
    National Rural Utilities Cooperative Finance Corp.
     Bonds
     1.00% due 02/02/2015...............................    279,000    282,241
    SquareTwo Financial Corp.
     Sec. Notes
     11.63% due 04/01/2017..............................  1,509,000  1,335,465
                                                                    ----------
                                                                     1,617,706
                                                                    ----------
  FINANCIAL GUARANTEE INSURANCE -- 0.2%
    Assured Guaranty Municipal Holdings, Inc. FRS
     Company Guar. Notes
     6.40% due 12/15/2066*..............................  1,360,000  1,006,400
                                                                    ----------
  FIREARMS & AMMUNITION -- 0.1%
    FGI Operating Co., LLC/FGI Finance, Inc.
     Sec. Notes
     7.88% due 05/01/2020*..............................    625,000    678,125
                                                                    ----------
  FOOD-MISC./DIVERSIFIED -- 0.1%
    Unilever Capital Corp.
     Company Guar. Notes
     0.85% due 08/02/2017...............................    675,000    668,909
                                                                    ----------
  GAMBLING (NON-HOTEL) -- 0.1%
    Waterford Gaming LLC
     Senior Notes
     8.63% due 09/15/2014*(8)(9)........................    880,853    418,405
                                                                    ----------
  GAS-DISTRIBUTION -- 0.2%
    Sempra Energy
     Senior Notes
     2.88% due 10/01/2022...............................  1,000,000  1,011,987
    Southern Union Co.
     Senior Notes
     7.60% due 02/01/2024...............................    240,000    304,532
                                                                    ----------
                                                                     1,316,519
                                                                    ----------

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       GAS-TRANSPORTATION -- 0.2%
         Northern Natural Gas Co.
          Senior Notes
          4.10% due 09/15/2042*................... $  262,000 $  263,520
         Sabine Pass LNG LP
          Senior Sec. Notes
          7.25% due 11/30/2013....................    800,000    852,000
                                                              ----------
                                                               1,115,520
                                                              ----------
       HOME FURNISHINGS -- 0.5%
         Norcraft Cos. LP/Norcraft Finance Corp.
          Sec. Notes
          10.50% due 12/15/2015...................  1,168,000  1,173,840
         Sealy Mattress Co.
          Company Guar. Notes
          8.25% due 06/15/2014....................  1,700,000  1,723,375
                                                              ----------
                                                               2,897,215
                                                              ----------
       INDEPENDENT POWER PRODUCERS -- 0.5%
         Calpine Corp.
          Senior Sec. Notes
          7.88% due 07/31/2020*...................    860,000    939,550
         GenOn Energy, Inc.
          Senior Notes
          9.50% due 10/15/2018....................    695,000    788,825
         NRG Energy, Inc.
          Company Guar. Notes
          6.63% due 03/15/2023*...................    575,000    587,937
         NRG Energy, Inc.
          Company Guar. Notes
          7.63% due 01/15/2018....................    190,000    205,675
         NRG Energy, Inc.
          Company Guar. Notes
          8.25% due 09/01/2020....................    430,000    468,700
                                                              ----------
                                                               2,990,687
                                                              ----------
       INSURANCE-LIFE/HEALTH -- 0.4%
         Lincoln National Corp.
          Senior Notes
          4.85% due 06/24/2021....................    370,000    401,836
         Primerica, Inc.
          Senior Notes
          4.75% due 07/15/2022....................    534,000    566,389
         Prudential Financial, Inc.
          Senior Notes
          4.75% due 09/17/2015....................    619,000    681,706
         Torchmark Corp.
          Senior Notes
          3.80% due 09/15/2022....................    219,000    223,980
         Unum Group
          Senior Notes
          5.75% due 08/15/2042....................    376,000    395,619
                                                              ----------
                                                               2,269,530
                                                              ----------
       INSURANCE-MULTI-LINE -- 0.6%
         Genworth Financial, Inc.
          Senior Notes
          7.63% due 09/24/2021....................  1,025,000  1,046,150

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       INSURANCE-MULTI-LINE (CONTINUED)
         Hartford Financial Services Group, Inc.
          Senior Notes
          6.30% due 03/15/2018.................... $  955,000 $1,106,519
         MetLife, Inc.
          Senior Notes
          3.05% due 12/15/2022....................    370,000    374,677
         MetLife, Inc.
          Senior Notes
          4.13% due 08/13/2042....................    373,000    367,249
         Metropolitan Life Global Funding I
          Senior Sec. Notes
          2.50% due 09/29/2015*...................    727,000    756,670
                                                              ----------
                                                               3,651,265
                                                              ----------
       INSURANCE-MUTUAL -- 0.2%
         Liberty Mutual Group, Inc.
          Senior Notes
          5.75% due 03/15/2014*...................    195,000    204,852
         New York Life Global Funding
          Sec. Notes
          1.65% due 05/15/2017*...................    829,000    845,252
                                                              ----------
                                                               1,050,104
                                                              ----------
       INSURANCE-PROPERTY/CASUALTY -- 0.0%
         Markel Corp.
          Senior Notes
          4.90% due 07/01/2022....................    280,000    295,823
                                                              ----------
       MACHINERY-CONSTRUCTION & MINING -- 0.1%
         Caterpillar, Inc.
          Senior Notes
          1.50% due 06/26/2017....................    689,000    703,526
                                                              ----------
       MARINE SERVICES -- 0.3%
         Great Lakes Dredge & Dock Corp.
          Company Guar. Notes
          7.38% due 02/01/2019....................  1,826,000  1,926,430
                                                              ----------
       MEDICAL INSTRUMENTS -- 0.3%
         Accellent, Inc.
          Senior Sec. Notes
          8.38% due 02/01/2017....................  1,655,000  1,700,513
                                                              ----------
       MEDICAL PRODUCTS -- 0.4%
         Baxter International, Inc.
          Senior Notes
          1.85% due 01/15/2017....................    281,000    290,845
         Baxter International, Inc.
          Senior Notes
          3.65% due 08/15/2042....................    224,000    223,345
         Becton Dickinson and Co.
          Senior Notes
          7.00% due 08/01/2027....................    295,000    405,848
         Biomet, Inc.
          Company Guar. Notes
          6.50% due 08/01/2020*...................    475,000    492,219
         Universal Hospital Services, Inc.
          Sec. Notes
          7.63% due 08/15/2020*...................    929,000    968,482
                                                              ----------
                                                               2,380,739
                                                              ----------

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        MEDICAL-BIOMEDICAL/GENE -- 0.1%
          Gilead Sciences, Inc.
           Senior Notes
           4.40% due 12/01/2021.................. $  308,000 $  350,086
                                                             ----------
        MEDICAL-DRUGS -- 0.7%
          Bristol-Myers Squibb Co.
           Senior Notes
           2.00% due 08/01/2022..................    715,000    695,172
          Endo Health Solutions, Inc.
           Company Guar. Notes
           7.25% due 01/15/2022..................    620,000    669,600
          Johnson & Johnson
           Notes
           5.55% due 08/15/2017..................    405,000    493,996
          Merck & Co., Inc.
           Senior Notes
           1.10% due 01/31/2018..................    707,000    708,755
          Merck & Co., Inc.
           Senior Notes
           2.40% due 09/15/2022..................    509,000    513,096
          Novartis Capital Corp.
           Company Guar. Notes
           3.70% due 09/21/2042..................    303,000    313,274
          Valeant Pharmaceuticals International
           Company Guar. Notes
           6.88% due 12/01/2018*.................  1,075,000  1,131,438
                                                             ----------
                                                              4,525,331
                                                             ----------
        MEDICAL-GENERIC DRUGS -- 0.1%
          Watson Pharmaceuticals, Inc.
           Senior Notes
           1.88% due 10/01/2017..................    278,000    281,094
          Watson Pharmaceuticals, Inc.
           Senior Notes
           3.25% due 10/01/2022..................    277,000    280,548
          Watson Pharmaceuticals, Inc.
           Senior Notes
           4.63% due 10/01/2042..................    229,000    234,763
                                                             ----------
                                                                796,405
                                                             ----------
        MEDICAL-HMO -- 0.6%
          AMERIGROUP Corp.
           Senior Notes
           7.50% due 11/15/2019..................  1,025,000  1,197,328
          Cigna Corp.
           Senior Notes
           5.38% due 02/15/2042..................    336,000    376,430
          Cigna Corp.
           Senior Notes
           6.15% due 11/15/2036..................    145,000    173,810
          WellPoint, Inc.
           Senior Notes
           1.25% due 09/10/2015..................    708,000    712,943
          WellPoint, Inc.
           Senior Notes
           3.30% due 01/15/2023..................    507,000    512,796

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       MEDICAL-HMO (CONTINUED)
         WellPoint, Inc.
          Senior Notes
          4.65% due 01/15/2043..................... $  523,000 $  533,463
                                                               ----------
                                                                3,506,770
                                                               ----------
       MEDICAL-HOSPITALS -- 0.9%
         Capella Healthcare, Inc.
          Company Guar. Notes
          9.25% due 07/01/2017.....................  1,330,000  1,418,112
         HCA, Inc.
          Senior Sec. Notes
          6.50% due 02/15/2020.....................    365,000    406,063
         HCA, Inc.
          Senior Notes
          7.50% due 11/15/2095.....................  2,325,000  1,976,250
         IASIS Healthcare LLC/IASIS Capital Corp.
          Company Guar. Notes
          8.38% due 05/15/2019.....................  1,975,000  1,886,125
                                                               ----------
                                                                5,686,550
                                                               ----------
       METAL-IRON -- 0.1%
         Cliffs Natural Resources, Inc.
          Senior Notes
          4.88% due 04/01/2021.....................    612,000    599,013
                                                               ----------
       MOTION PICTURES & SERVICES -- 0.1%
         NAI Entertainment Holdings LLC
          Senior Sec. Notes
          8.25% due 12/15/2017*....................    450,000    501,750
                                                               ----------
       MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.3%
         Radnet Management, Inc.
          Company Guar. Notes
          10.38% due 04/01/2018....................  1,840,000  1,858,400
                                                               ----------
       MULTIMEDIA -- 0.7%
         NBCUniversal Media LLC
          Senior Notes
          2.88% due 01/15/2023.....................  1,025,000  1,025,016
         NBCUniversal Media LLC
          Senior Notes
          4.45% due 01/15/2043.....................    535,000    535,284
         News America, Inc.
          Notes
          3.00% due 09/15/2022*....................    746,000    752,593
         News America, Inc.
          Company Guar. Notes
          6.55% due 03/15/2033.....................    603,000    707,598
         Time Warner Entertainment Co. LP
          Company Guar. Notes
          8.38% due 07/15/2033.....................    385,000    559,717
         Time Warner, Inc.
          Company Guar. Notes
          4.90% due 06/15/2042.....................    536,000    588,087
                                                               ----------
                                                                4,168,295
                                                               ----------
       MUSIC -- 0.1%
         WMG Acquisition Corp.
          Senior Sec. Notes
          9.50% due 06/15/2016.....................    825,000    900,281
                                                               ----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   NON-FERROUS METALS -- 0.0%
     Renco Metals, Inc.
      Company Guar. Notes
      11.50% due 07/01/2003+(6)(7)(8)(9).............. $  500,000 $        0
                                                                  ----------
   NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
     Casella Waste Systems, Inc.
      Company Guar. Notes
      7.75% due 02/15/2019*...........................    800,000    784,000
     Casella Waste Systems, Inc.
      Sec. Notes
      11.00% due 07/15/2014...........................    700,000    742,000
                                                                  ----------
                                                                   1,526,000
                                                                  ----------
   OIL & GAS DRILLING -- 0.1%
     Rowan Cos., Inc.
      Company Guar. Notes
      4.88% due 06/01/2022............................    446,000    478,628
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.3%
     Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
      Company Guar. Notes
      9.63% due 10/15/2018............................    920,000    920,000
     Chaparral Energy, Inc.
      Company Guar. Notes
      8.25% due 09/01/2021............................    635,000    685,800
     Chesapeake Energy Corp.
      Company Guar. Notes
      9.50% due 02/15/2015............................    880,000    969,100
     Devon Energy Corp.
      Senior Notes
      4.75% due 05/15/2042............................    454,000    486,464
     Encore Acquisition Co.
      Company Guar. Notes
      9.50% due 05/01/2016............................    720,000    781,200
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      7.75% due 09/01/2022*...........................    225,000    229,500
     EV Energy Partners LP/EV Energy Finance Corp.
      Company Guar. Notes
      8.00% due 04/15/2019............................  1,060,000  1,099,750
     Everest Acquisition LLC/Everest Acquisition
      Finance, Inc.
      Senior Notes
      9.38% due 05/01/2020*...........................    405,000    441,450
     Linn Energy LLC/Linn Energy Finance Corp.
      Company Guar. Notes
      6.25% due 11/01/2019*...........................    827,000    822,865
     Linn Energy LLC/Linn Energy Finance Corp.
      Company Guar. Notes
      8.63% due 04/15/2020............................    635,000    695,325
     Milagro Oil & Gas, Inc.
      Sec. Notes
      10.50% due 05/15/2016...........................    959,000    680,890
     Newfield Exploration Co.
      Senior Notes
      5.63% due 07/01/2024............................    585,000    649,350
     Pioneer Natural Resources Co.
      Senior Notes
      3.95% due 07/15/2022............................    296,000    314,434

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ----------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
          Plains Exploration & Production Co.
           Company Guar. Notes
           6.13% due 06/15/2019.................. $  565,000 $   569,238
          Plains Exploration & Production Co.
           Company Guar. Notes
           6.75% due 02/01/2022..................    655,000     664,825
          QEP Resources, Inc.
           Senior Notes
           6.88% due 03/01/2021..................    754,000     852,020
          Samson Investment Co.
           Senior Notes
           9.75% due 02/15/2020*.................  1,115,000   1,148,450
          SandRidge Energy, Inc.
           Company Guar. Notes
           7.50% due 02/15/2023*.................  1,150,000   1,184,500
          Union Pacific Resources Group, Inc.
           Senior Notes
           7.15% due 05/15/2028..................    687,000     828,510
                                                             -----------
                                                              14,023,671
                                                             -----------
        OIL COMPANIES-INTEGRATED -- 0.2%
          Hess Corp.
           Senior Notes
           7.88% due 10/01/2029..................    757,000   1,047,567
          Marathon Petroleum Corp.
           Senior Notes
           6.50% due 03/01/2041..................    179,000     219,283
                                                             -----------
                                                               1,266,850
                                                             -----------
        OIL REFINING & MARKETING -- 0.3%
          Alon Refining Krotz Springs, Inc.
           Senior Sec. Notes
           13.50% due 10/15/2014.................    735,000     784,612
          Reliance Holdings USA, Inc.
           Company Guar. Notes
           5.40% due 02/14/2022..................    550,000     585,852
          Western Refining, Inc.
           Senior Sec. Notes
           11.25% due 06/15/2017*................    365,000     406,063
                                                             -----------
                                                               1,776,527
                                                             -----------
        OIL-FIELD SERVICES -- 0.5%
          Exterran Holdings, Inc.
           Company Guar. Notes
           7.25% due 12/01/2018..................    935,000     984,087
          Green Field Energy Services, Inc.
           Senior Sec. Notes
           13.00% due 11/15/2016*................  1,065,000   1,043,700
          Hiland Partners LP/Hiland Partners Finance Corp.
           Company Guar. Notes
           7.25% due 10/01/2020*.................    500,000     520,000
          Oil States International, Inc.
           Company Guar. Notes
           6.50% due 06/01/2019..................    700,000     743,750
                                                             -----------
                                                               3,291,537
                                                             -----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   PAPER & RELATED PRODUCTS -- 0.4%
     Georgia-Pacific LLC
      Company Guar. Notes
      5.40% due 11/01/2020*........................... $  639,000 $  748,924
     Georgia-Pacific LLC
      Company Guar. Notes
      8.25% due 05/01/2016*...........................    612,000    658,571
     Longview Fibre Paper & Packaging, Inc.
      Senior Sec. Notes
      8.00% due 06/01/2016*...........................    941,000    980,992
                                                                  ----------
                                                                   2,388,487
                                                                  ----------
   PIPELINES -- 1.5%
     Access Midstream Partners LP/ACMP Finance Corp.
      Company Guar. Notes
      6.13% due 07/15/2022............................  1,020,000  1,078,650
     Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
      Company Guar. Notes
      6.63% due 10/01/2020*...........................    775,000    788,562
     Copano Energy LLC/Copano Energy Finance Corp.
      Company Guar. Notes
      7.13% due 04/01/2021............................    710,000    741,950
     Energy Transfer Equity LP
      Senior Sec. Notes
      7.50% due 10/15/2020............................  1,100,000  1,248,500
     Energy Transfer Partners LP
      Senior Notes
      6.50% due 02/01/2042............................    640,000    738,515
     Enterprise Products Operating LLC
      Company Guar. Notes
      4.45% due 02/15/2043............................    771,000    762,595
     Genesis Energy LP/Genesis Energy Finance Corp.
      Company Guar. Notes
      7.88% due 12/15/2018............................    805,000    853,300
     MarkWest Energy Partners LP/MarkWest Energy
      Finance Corp.
      Company Guar. Notes
      5.50% due 02/15/2023............................    275,000    288,063
     MarkWest Energy Partners LP/MarkWest Energy
      Finance Corp.
      Company Guar. Notes
      6.50% due 08/15/2021............................    945,000  1,013,512
     Regency Energy Partners LP/Regency Energy
      Finance Corp.
      Company Guar. Notes
      5.50% due 04/15/2023............................    300,000    303,375
     Regency Energy Partners LP/Regency Energy
      Finance Corp.
      Company Guar. Notes
      6.88% due 12/01/2018............................    525,000    560,438
     Southern Star Central Corp.
      Senior Notes
      6.75% due 03/01/2016............................    650,000    662,187
                                                                  ----------
                                                                   9,039,647
                                                                  ----------
   PRINTING-COMMERCIAL -- 0.2%
     Valassis Communications, Inc.
      Company Guar. Notes
      6.63% due 02/01/2021............................    990,000  1,022,175
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       PRIVATE CORRECTIONS -- 0.0%
         Geo Group, Inc.
          Company Guar. Notes
          6.63% due 02/15/2021..................... $   47,000 $   50,290
                                                               ----------
       PUBLISHING-NEWSPAPERS -- 0.2%
         McClatchy Co.
          Senior Sec. Notes
          11.50% due 02/15/2017....................  1,355,000  1,456,625
                                                               ----------
       RADIO -- 0.1%
         Entercom Radio LLC
          Company Guar. Notes
          10.50% due 12/01/2019....................    850,000    926,500
                                                               ----------
       REAL ESTATE INVESTMENT TRUSTS -- 0.7%
         Brandywine Operating Partnership LP
          Company Guar. Notes
          4.95% due 04/15/2018.....................    281,000    301,888
         Duke Realty LP
          Senior Notes
          3.88% due 10/15/2022.....................    283,000    287,800
         HCP, Inc.
          Senior Notes
          3.75% due 02/01/2016.....................    200,000    212,259
         Host Hotels & Resorts LP
          Company Guar. Notes
          4.75% due 03/01/2023.....................     92,000     95,335
         Host Hotels & Resorts LP
          Senior Notes
          5.25% due 03/15/2022*....................    554,000    598,320
         Omega Healthcare Investors, Inc.
          Company Guar. Notes
          5.88% due 03/15/2024.....................    957,000  1,028,775
         Sabra Health Care LP/Sabra Capital Corp.
          Company Guar. Notes
          8.13% due 11/01/2018*....................    325,000    355,062
         Sabra Health Care LP/Sabra Capital Corp.
          Company Guar. Notes
          8.13% due 11/01/2018.....................  1,200,000  1,314,000
                                                               ----------
                                                                4,193,439
                                                               ----------
       REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
         Kennedy-Wilson, Inc.
          Company Guar. Notes
          8.75% due 04/01/2019.....................  1,515,000  1,613,475
                                                               ----------
       REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.3%
         First Industrial LP
          Senior Notes
          5.75% due 01/15/2016.....................  1,535,000  1,613,790
                                                               ----------
       RECYCLING -- 0.0%
         Aleris International, Inc.
          Escrow Notes
          9.00% due 12/15/2014+(8)(9)..............  3,285,000        124
                                                               ----------
       RENTAL AUTO/EQUIPMENT -- 0.5%
         Ashtead Capital, Inc.
          Sec. Notes
          6.50% due 07/15/2022*....................    425,000    446,250
         H&E Equipment Services, Inc.
          Company Guar. Notes
          7.00% due 09/01/2022*....................  1,140,000  1,185,600

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     RENTAL AUTO/EQUIPMENT (CONTINUED)
       United Rentals North America, Inc.
        Company Guar. Notes
        8.38% due 09/15/2020........................ $1,625,000 $1,738,750
                                                                ----------
                                                                 3,370,600
                                                                ----------
     RETAIL-APPAREL/SHOE -- 0.2%
       Limited Brands, Inc.
        Company Guar. Notes
        6.63% due 04/01/2021........................    820,000    930,700
                                                                ----------
     RETAIL-DRUG STORE -- 0.3%
       CVS Pass-Through Trust
        Pass Through Certs.
        5.77% due 01/31/2033*.......................    241,085    275,514
       CVS Pass-Through Trust
        Pass Through Certs.
        5.93% due 01/10/2034*.......................    624,451    735,984
       Rite Aid Corp.
        Senior Sec. Notes
        8.00% due 08/15/2020........................    600,000    681,000
                                                                ----------
                                                                 1,692,498
                                                                ----------
     RETAIL-OFFICE SUPPLIES -- 0.3%
       Office Depot, Inc.
        Senior Sec. Notes
        9.75% due 03/15/2019*.......................  2,100,000  2,094,750
                                                                ----------
     RETAIL-PROPANE DISTRIBUTION -- 0.1%
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        6.75% due 05/20/2020........................    160,000    170,800
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        7.00% due 05/20/2022........................    640,000    689,600
                                                                ----------
                                                                   860,400
                                                                ----------
     RETAIL-REGIONAL DEPARTMENT STORES -- 0.1%
       Kohl's Corp.
        Senior Notes
        3.25% due 02/01/2023........................    752,000    764,539
                                                                ----------
     RETAIL-RESTAURANTS -- 0.5%
       Dave & Buster's, Inc.
        Company Guar. Notes
        11.00% due 06/01/2018.......................  1,095,000  1,237,350
       Landry's, Inc.
        Senior Notes
        9.38% due 05/01/2020*.......................    641,000    676,255
       Wok Acquisition Corp.
        Company Guar. Notes
        10.25% due 06/30/2020*......................  1,308,000  1,383,210
                                                                ----------
                                                                 3,296,815
                                                                ----------
     RETAIL-TOY STORES -- 0.3%
       Toys R Us Property Co. II LLC
        Senior Sec. Notes
        8.50% due 12/01/2017........................  1,625,000  1,750,938
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(6)(7)(8)(9)......... $  100,000 $        0
                                                                ----------
      SAVINGS & LOANS/THRIFTS -- 0.4%
        Astoria Financial Corp.
         Senior Notes
         5.00% due 06/19/2017.......................    839,000    871,513
        First Niagara Financial Group, Inc.
         Sub. Notes
         7.25% due 12/15/2021.......................    915,000  1,051,621
        Santander Holdings USA, Inc.
         Senior Notes
         3.00% due 09/24/2015.......................    300,000    303,516
                                                                ----------
                                                                 2,226,650
                                                                ----------
      SCHOOLS -- 0.1%
        Northwestern University
         Bonds
         4.20% due 12/01/2047.......................    386,000    421,361
        University of Pennsylvania
         Senior Notes
         4.67% due 09/01/2112.......................    292,000    332,953
                                                                ----------
                                                                   754,314
                                                                ----------
      SEISMIC DATA COLLECTION -- 0.1%
        Geokinetics Holdings USA, Inc.
         Senior Sec. Notes
         9.75% due 12/15/2014.......................  1,115,000    485,025
                                                                ----------
      SHIPBUILDING -- 0.2%
        Huntington Ingalls Industries, Inc.
         Company Guar. Notes
         6.88% due 03/15/2018.......................    920,000    997,050
                                                                ----------
      SPECIAL PURPOSE ENTITY -- 0.1%
        MassMutual Global Funding II
         Senior Sec. Notes
         2.00% due 04/05/2017*......................    856,000    879,031
                                                                ----------
      STEEL PIPE & TUBE -- 0.3%
        JMC Steel Group
         Senior Notes
         8.25% due 03/15/2018*......................  1,690,000  1,723,800
                                                                ----------
      STEEL-PRODUCERS -- 0.5%
        AK Steel Corp.
         Company Guar. Notes
         7.63% due 05/15/2020.......................  1,060,000    927,500
        Gerdau Holdings, Inc.
         Company Guar. Notes
         7.00% due 01/20/2020.......................    425,000    490,875
        Ryerson, Inc.
         Senior Sec. Notes
         12.00% due 11/01/2015......................  1,042,000  1,075,865
        Ryerson, Inc./Joseph T Ryerson & Son, Inc.
         Senior Sec. Notes
         9.00% due 10/15/2017*......................    800,000    818,000
                                                                ----------
                                                                 3,312,240
                                                                ----------

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       STORAGE/WAREHOUSING -- 0.2%
         Mobile Mini, Inc.
          Company Guar. Notes
          7.88% due 12/01/2020.................... $1,165,000 $1,264,025
                                                              ----------
       TELECOM SERVICES -- 0.6%
         BellSouth Telecommunications, Inc.
          Senior Notes
          6.38% due 06/01/2028....................    251,000    299,824
         BellSouth Telecommunications, Inc.
          Senior Notes
          7.00% due 12/01/2095....................    378,000    474,333
         Cincinnati Bell Telephone Co. LLC
          Company Guar. Notes
          7.18% due 12/15/2023....................     50,000     47,750
         Cincinnati Bell Telephone Co. LLC
          Company Guar. Notes
          7.20% due 11/29/2023....................    225,000    214,875
         Cincinnati Bell Telephone Co. LLC
          Company Guar. Notes
          7.27% due 12/11/2023....................    375,000    358,125
         Consolidated Communications Finance Co.
          Company Guar. Notes
          10.88% due 06/01/2020*..................    825,000    870,375
         PAETEC Holding Corp.
          Senior Sec. Notes
          8.88% due 06/30/2017....................  1,550,000  1,681,750
                                                              ----------
                                                               3,947,032
                                                              ----------
       TELEPHONE-INTEGRATED -- 1.2%
         AT&T, Inc.
          Senior Notes
          0.88% due 02/13/2015....................    861,000    868,365
         AT&T, Inc.
          Senior Notes
          6.45% due 06/15/2034....................    403,000    525,372
         BellSouth Corp.
          Senior Notes
          6.55% due 06/15/2034....................    430,000    519,808
         Century Telephone Enterprise, Inc.
          Senior Notes
          6.88% due 01/15/2028....................    245,000    263,265
         CenturyLink, Inc.
          Senior Notes
          5.80% due 03/15/2022....................  1,025,000  1,115,350
         CenturyLink, Inc.
          Senior Notes
          7.60% due 09/15/2039....................    324,000    342,670
         CenturyLink, Inc.
          Senior Notes
          7.65% due 03/15/2042....................    276,000    294,053
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.75% due 03/15/2018....................    475,000    482,125
         Frontier Communications Corp.
          Senior Notes
          8.13% due 10/01/2018....................    800,000    900,000
         Frontier Communications Corp.
          Senior Notes
          9.25% due 07/01/2021....................     99,000    114,593

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    TELEPHONE-INTEGRATED (CONTINUED)
      Sprint Capital Corp.
       Company Guar. Notes
       8.75% due 03/15/2032.......................... $1,850,000 $1,914,750
      Verizon Communications, Inc.
       Senior Notes
       6.40% due 02/15/2038..........................    231,000    311,333
                                                                 ----------
                                                                  7,651,684
                                                                 ----------
    TELEVISION -- 0.1%
      Local TV Finance LLC
       Senior Notes
       9.25% due 06/15/2015*(4)......................    681,081    694,703
                                                                 ----------
    THEATERS -- 0.1%
      National CineMedia LLC
       Senior Sec. Notes
       6.00% due 04/15/2022*.........................    680,000    717,400
                                                                 ----------
    TRANSPORT-RAIL -- 0.1%
      Norfolk Southern Corp.
       Senior Notes
       6.00% due 05/23/2111..........................    402,000    484,048
                                                                 ----------
    TRANSPORT-SERVICES -- 0.4%
      Bristow Group, Inc.
       Company Guar. Notes
       6.25% due 10/15/2022..........................    675,000    684,000
      Ryder System, Inc.
       Senior Notes
       2.50% due 03/01/2018..........................    751,000    759,918
      United Parcel Service, Inc.
       Senior Notes
       2.45% due 10/01/2022..........................    713,000    719,506
                                                                 ----------
                                                                  2,163,424
                                                                 ----------
    TRAVEL SERVICES -- 0.3%
      Sabre, Inc.
       Senior Sec. Notes
       8.50% due 05/15/2019*.........................  1,800,000  1,849,500
                                                                 ----------
    TRUCKING/LEASING -- 0.4%
      Penske Truck Leasing Co. LP/PTL Finance Corp.
       Notes
       3.13% due 05/11/2015*.........................    437,000    447,086
      Penske Truck Leasing Co. LP/PTL Finance Corp.
       Senior Notes
       3.38% due 03/15/2018*.........................  1,500,000  1,500,970
      Penske Truck Leasing Co. LP/PTL Finance Corp.
       Senior Notes
       4.88% due 07/11/2022*.........................    784,000    782,619
                                                                 ----------
                                                                  2,730,675
                                                                 ----------
    WIRE & CABLE PRODUCTS -- 0.1%
      Coleman Cable, Inc.
       Company Guar. Notes
       9.00% due 02/15/2018..........................    250,000    266,250
      International Wire Group Holdings, Inc.
       Senior Sec. Notes
       8.50% due 10/15/2017*.........................    490,000    490,000
                                                                 ----------
                                                                    756,250
                                                                 ----------

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
      ------------------------------------------------------------------
      WIRELESS EQUIPMENT -- 0.0%
        Motorola, Inc.
         Senior Notes
         6.63% due 11/15/2037.................... $   11,445 $     12,264
                                                             ------------
      TOTAL U.S. CORPORATE BONDS & NOTES
         (cost $253,474,830).....................             259,825,098
                                                             ------------
      FOREIGN CORPORATE BONDS & NOTES -- 10.6%
      BANKS-COMMERCIAL -- 1.8%
        Axis Bank, Ltd.
         Senior Notes
         5.13% due 09/05/2017....................    500,000      517,838
        Banco Bradesco SA
         Senior Notes
         4.50% due 01/12/2017*...................    325,000      346,125
        Banco de Bogota SA
         Senior Notes
         5.00% due 01/15/2017*...................    260,000      274,950
        Banco do Brasil SA
         Sub. Notes
         5.88% due 01/26/2022*...................    440,000      470,800
        Bank of Ceylon
         Senior Notes
         6.88% due 05/03/2017*...................    450,000      479,250
        Bank of Montreal
         Senior Notes
         1.40% due 09/11/2017....................    992,000      997,108
        Bank of Nova Scotia
         Senior Notes
         2.55% due 01/12/2017....................    516,000      546,002
        Barclays Bank PLC
         Sub. Notes
         6.05% due 12/04/2017*...................    314,000      337,885
        ING Bank NV
         Notes
         2.00% due 09/25/2015*...................  1,499,000    1,501,241
        LBG Capital No.1 PLC FRS
         Bank Guar. Notes
         8.00% due 06/15/2020*(3)................    862,000      824,843
        National Australia Bank, Ltd.
         Senior Notes
         1.60% due 08/07/2015....................    969,000      978,748
        National Bank of Canada
         Bank Guar. Notes
         1.50% due 06/26/2015....................    448,000      454,527
        Nordea Bank AB
         Sub. Notes
         4.25% due 09/21/2022*...................    347,000      344,850
        PKO Finance AB
         Senior Notes
         4.63% due 09/26/2022*...................    470,000      471,410
        Russian Agricultural Bank OJSC Via RSHB
         Capital SA
         Senior Notes
         5.30% due 12/27/2017*...................    440,000      465,392
        Sberbank of Russia Via SB Capital SA
         Senior Notes
         6.13% due 02/07/2022....................    500,000      552,500

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
        BANKS-COMMERCIAL (CONTINUED)
          Turkiye Garanti Bankasi AS
           Senior Notes
           5.25% due 09/13/2022*..............   $   575,000 $   579,313
          Westpac Banking Corp. FRS
           Jr. Sub. Notes
           1.00% due 03/29/2013(3)............     1,050,000     546,000
          Yapi ve Kredi Bankasi AS
           Senior Notes
           6.75% due 02/08/2017...............       455,000     489,125
                                                             -----------
                                                              11,177,907
                                                             -----------
        BANKS-MONEY CENTER -- 0.1%
          Royal Bank of Scotland NV FRS
           Sub. Notes
           1.11% due 03/09/2015...............       670,000     609,700
                                                             -----------
        BANKS-SPECIAL PURPOSE -- 0.5%
          Burgan Finance No. 1, Ltd.
           Bank Guar. Notes
           7.88% due 09/29/2020...............       555,000     612,443
          Development Bank of Kazakhstan
           Senior Notes
           5.50% due 12/20/2015...............       340,000     368,900
          Kreditanstalt fuer Wiederaufbau
           Government Guar. Notes
           3.75% due 09/25/2015............... NOK10,500,000   1,931,491
                                                             -----------
                                                               2,912,834
                                                             -----------
        BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
          Corp GEO SAB de CV
           Company Guar. Notes
           9.25% due 06/30/2020*..............       470,000     484,100
          Urbi Desarrollos Urbanos SAB de CV
           Company Guar. Notes
           9.75% due 02/03/2022*..............       350,000     308,000
                                                             -----------
                                                                 792,100
                                                             -----------
        CELLULAR TELECOM -- 0.1%
          America Movil SAB de CV
           Senior Notes
           3.13% due 07/16/2022...............       301,000     310,175
          Vodafone Group PLC
           Senior Notes
           2.50% due 09/26/2022...............       567,000     566,152
                                                             -----------
                                                                 876,327
                                                             -----------
        CHEMICALS-DIVERSIFIED -- 0.3%
          Ineos Finance PLC
           Senior Sec. Notes
           8.38% due 02/15/2019*..............       468,000     492,570
          LyondellBasell Industries NV
           Senior Notes
           5.75% due 04/15/2024...............       548,000     623,350
          OXEA Finance/Cy SCA
           Senior Sec. Notes
           9.50% due 07/15/2017*..............       753,000     822,652
                                                             -----------
                                                               1,938,572
                                                             -----------

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         ------------------------------------------------------------
         COMPUTERS-MEMORY DEVICES -- 0.2%
           Seagate HDD Cayman
            Company Guar. Notes
            7.75% due 12/15/2018................ $  925,000 $1,022,125
                                                            ----------
         DIVERSIFIED BANKING INSTITUTIONS -- 0.1%
           Royal Bank of Scotland Group PLC
            Senior Notes
            2.55% due 09/18/2015................    424,000    429,102
                                                            ----------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 0.1%
           Bombardier, Inc.
            Senior Notes
            7.50% due 03/15/2018*...............    425,000    481,313
                                                            ----------
         DIVERSIFIED MINERALS -- 0.7%
           Anglo American Capital PLC
            Company Guar. Notes
            2.63% due 09/27/2017*...............    955,000    958,247
           FMG Resources August 2006 Pty, Ltd.
            Senior Notes
            6.00% due 04/01/2017*...............    825,000    767,250
           FMG Resources August 2006 Pty, Ltd.
            Company Guar. Notes
            6.38% due 02/01/2016*...............    600,000    583,500
           FMG Resources August 2006 Pty, Ltd.
            Senior Notes
            6.88% due 04/01/2022*...............  1,250,000  1,143,750
           Teck Resources, Ltd.
            Company Guar. Notes
            5.40% due 02/01/2043................  1,127,000  1,099,675
           Volcan Cia Minera SAA
            Company Guar. Notes
            5.38% due 02/02/2022*...............    118,000    127,735
                                                            ----------
                                                             4,680,157
                                                            ----------
         ELECTRIC-GENERATION -- 0.1%
           Abu Dhabi National Energy Co.
            Senior Notes
            5.88% due 12/13/2021*...............    200,000    231,250
           Abu Dhabi National Energy Co.
            Senior Notes
            6.17% due 10/25/2017................    120,000    138,900
           Comision Federal de Electricidad
            Senior Notes
            4.88% due 05/26/2021*...............    500,000    558,750
                                                            ----------
                                                               928,900
                                                            ----------
         ELECTRIC-INTEGRATED -- 0.2%
           Centrais Eletricas Brasileiras SA
            Senior Notes
            5.75% due 10/27/2021................    500,000    556,250
           Dubai Electricity & Water Authority
            Senior Notes
            7.38% due 10/21/2020................    410,000    479,290
                                                            ----------
                                                             1,035,540
                                                            ----------
         ELECTRIC-TRANSMISSION -- 0.1%
           Empresa de Energia de Bogota SA
            Senior Notes
            6.13% due 11/10/2021*...............    360,000    396,000
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    FINANCE-LEASING COMPANIES -- 0.2%
      AerCap Aviation Solutions BV
       Company Guar. Notes
       6.38% due 05/30/2017*.......................... $  732,000 $  768,600
      VEB-Leasing Via VEB Leasing Investment, Ltd.
       Senior Notes
       5.13% due 05/27/2016...........................    330,000    342,804
                                                                  ----------
                                                                   1,111,404
                                                                  ----------
    INDEPENDENT POWER PRODUCERS -- 0.1%
      AES Drax Energy, Ltd.
       Sec. Notes
       11.50% due 08/30/2010+(7)(8)(9)(14)............    725,000          0
      PT Perusahaan Listrik Negara
       Senior Notes
       5.50% due 11/22/2021*..........................    500,000    559,375
                                                                  ----------
                                                                     559,375
                                                                  ----------
    INSURANCE-MULTI-LINE -- 0.2%
      Catlin Insurance Co., Ltd. FRS
       Jr. Sub. Notes
       7.25% due 01/19/2017*(3).......................    997,000    973,321
                                                                  ----------
    INVESTMENT COMPANIES -- 0.1%
      Temasek Financial I, Ltd.
       Company Guar. Notes
       2.38% due 01/23/2023*..........................    789,000    788,127
                                                                  ----------
    MEDICAL-DRUGS -- 0.4%
      Elan Finance PLC/Elan Finance Corp.
       Company Guar. Notes
       6.25% due 10/15/2019*..........................    675,000    680,062
      Hypermarcas SA
       Senior Notes
       6.50% due 04/20/2021*..........................    310,000    324,973
      Takeda Pharmaceutical Co., Ltd.
       Senior Notes
       1.63% due 03/17/2017*..........................  1,630,000  1,648,468
                                                                  ----------
                                                                   2,653,503
                                                                  ----------
    METAL-DIVERSIFIED -- 0.1%
      Rio Tinto Finance USA PLC
       Company Guar. Notes
       2.88% due 08/21/2022...........................    184,000    183,181
      Rio Tinto Finance USA, Ltd.
       Company Guar. Notes
       9.00% due 05/01/2019...........................    363,000    496,367
                                                                  ----------
                                                                     679,548
                                                                  ----------
    METAL-IRON -- 0.0%
      OJSC Novolipetsk Steel via Steel Funding, Ltd.
       Notes
       4.95% due 09/26/2019*..........................    265,000    262,760
                                                                  ----------
    MUNICIPAL BONDS -- 0.1%
      City of Kyiv Via Kyiv Finance PLC
       Senior Notes
       9.38% due 07/11/2016*..........................    870,000    801,793
                                                                  ----------

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
            ---------------------------------------------------------
            OIL & GAS DRILLING -- 0.3%
              Transocean, Inc.
               Company Guar. Notes
               2.50% due 10/15/2017............. $452,000   $  454,506
              Transocean, Inc.
               Company Guar. Notes
               3.80% due 10/15/2022.............  509,000      511,635
              Transocean, Inc.
               Company Guar. Notes
               6.80% due 03/15/2038.............  572,000      687,828
              Transocean, Inc.
               Company Guar. Notes
               7.50% due 04/15/2031.............  280,000      345,832
                                                            ----------
                                                             1,999,801
                                                            ----------
            OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
              Anadarko Finance Co.
               Company Guar. Notes
               7.50% due 05/01/2031.............  658,000      881,029
              Gazprom OAO Via Gaz Capital SA
               Senior Notes
               6.00% due 01/23/2021*............  260,000      295,149
              KazMunayGas National Co.
               Senior Notes
               6.38% due 04/09/2021*............  600,000      720,366
              KazMunayGas National Co.
               Senior Notes
               7.00% due 05/05/2020.............  500,000      613,750
              PT Pertamina Persero
               Senior Notes
               4.88% due 05/03/2022*............  720,000      774,900
                                                            ----------
                                                             3,285,194
                                                            ----------
            OIL COMPANIES-INTEGRATED -- 1.2%
              BG Energy Capital PLC
               Company Guar. Notes
               2.88% due 10/15/2016*............  970,000    1,028,975
              BP Capital Markets PLC
               Company Guar. Notes
               1.85% due 05/05/2017.............  514,000      525,028
              BP Capital Markets PLC
               Company Guar. Notes
               2.25% due 11/01/2016.............  966,000    1,011,204
              BP Capital Markets PLC
               Company Guar. Notes
               3.25% due 05/06/2022.............  237,000      250,788
              BP Capital Markets PLC
               Company Guar. Notes
               4.50% due 10/01/2020.............  931,000    1,080,749
              Petroleos de Venezuela SA
               Company Guar. Notes
               5.38% due 04/12/2027.............  350,000      216,125
              Petroleos de Venezuela SA
               Company Guar. Notes
               8.50% due 11/02/2017.............  950,000      859,750
              Petroleos Mexicanos
               Company Guar. Notes
               4.88% due 01/24/2022.............  800,000      904,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
      OIL COMPANIES-INTEGRATED (CONTINUED)
        Shell International Finance BV
         Company Guar. Notes
         2.38% due 08/21/2022....................... $  360,000 $  363,421
        Total Capital International SA
         Company Guar. Notes
         1.55% due 06/28/2017.......................    755,000    769,158
        Total Capital International SA
         Company Guar. Notes
         2.70% due 01/25/2023.......................    366,000    373,058
                                                                ----------
                                                                 7,382,256
                                                                ----------
      OIL-FIELD SERVICES -- 0.2%
        Schlumberger Investment SA
         Company Guar. Notes
         2.40% due 08/01/2022*......................    369,000    365,256
        Schlumberger Norge AS
         Company Guar. Notes
         1.25% due 08/01/2017*......................    720,000    717,955
                                                                ----------
                                                                 1,083,211
                                                                ----------
      PETROCHEMICALS -- 0.2%
        Mexichem SAB de CV
         Senior Notes
         4.88% due 09/19/2022*......................    837,000    849,555
        Mexichem SAB de CV
         Senior Notes
         6.75% due 09/19/2042*......................    224,000    232,445
                                                                ----------
                                                                 1,082,000
                                                                ----------
      PIPELINES -- 0.0%
        Transportadora de Gas Internacional SA ESP
         Senior Notes
         5.70% due 03/20/2022*......................    200,000    215,000
                                                                ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
        Agile Property Holdings, Ltd.
         Senior Sec. Notes
         9.88% due 03/20/2017.......................    350,000    364,000
        Country Garden Holdings Co., Ltd.
         Senior Notes
         11.13% due 02/23/2018......................    410,000    445,875
                                                                ----------
                                                                   809,875
                                                                ----------
      RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
        LS Finance 2017, Ltd.
         Company Guar. Notes
         5.25% due 01/26/2017.......................    350,000    376,575
                                                                ----------
      SATELLITE TELECOM -- 0.3%
        Intelsat Luxembourg SA
         Company Guar. Notes
         11.50% due 02/04/2017(4)...................  1,725,000  1,828,500
                                                                ----------
      SAVINGS & LOANS/THRIFTS -- 0.2%
        RBS Citizens Financial Group, Inc.
         Sub. Notes
         4.15% due 09/28/2022*......................  1,025,000  1,026,908
                                                                ----------

                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 2)
    ----------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- 0.2%
      MagnaChip Semiconductor SA/MagnaChip
       Semiconductor Finance Co.
       Company Guar. Notes
       10.50% due 04/15/2018.......................   $1,100,000 $1,237,500
                                                                 ----------
    SPECIAL PURPOSE ENTITIES -- 0.1%
      China Overseas Finance Cayman IV, Ltd.
       Company Guar. Notes
       4.88% due 02/15/2017........................      440,000    472,882
      Hellas Telecommunications Luxembourg II FRS
       Sub. Notes
       6.03% due 01/15/2015*+(8)(9)(10)(14)........    1,330,000          0
                                                                 ----------
                                                                    472,882
                                                                 ----------
    TELECOM SERVICES -- 0.3%
      Colombia Telecomunicaciones SA ESP
       Senior Notes
       5.38% due 09/27/2022*.......................      355,000    360,325
      UPCB Finance III, Ltd.
       Senior Sec. Notes
       6.63% due 07/01/2020*.......................      900,000    942,750
      Wind Acquisition Holdings Finance SA
       Senior Sec. Notes
       12.25% due 07/15/2017*(4)(20)...............      955,125    754,549
                                                                 ----------
                                                                  2,057,624
                                                                 ----------
    TELEPHONE-INTEGRATED -- 0.4%
      Nippon Telegraph & Telephone Corp.
       Senior Notes
       1.40% due 07/18/2017........................      684,000    693,485
      Oi SA
       Senior Notes
       5.75% due 02/10/2022........................      600,000    628,500
      Oi SA
       Senior Notes
       9.75% due 09/15/2016*....................... BRL  575,000    297,817
      Virgin Media Finance PLC
       Company Guar. Notes
       5.25% due 02/15/2022........................      660,000    693,000
                                                                 ----------
                                                                  2,312,802
                                                                 ----------
    TELEVISION -- 0.1%
      Myriad International Holding BV
       Company Guar. Notes
       6.38% due 07/28/2017........................      400,000    453,000
                                                                 ----------
    THERAPEUTICS -- 0.3%
      Warner Chilcott Co. LLC
       Company Guar. Notes
       7.75% due 09/15/2018........................    1,780,000  1,900,150
                                                                 ----------
    TRANSPORT-MARINE -- 0.1%
      SCF Capital, Ltd.
       Company Guar. Notes
       5.38% due 10/27/2017........................      585,000    588,685
                                                                 ----------
    TRANSPORT-RAIL -- 0.3%
      Canadian Pacific Railway, Ltd.
       Senior Notes
       4.50% due 01/15/2022........................      513,000    566,305

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
       ----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       TRANSPORT-RAIL (CONTINUED)
         Kazakhstan Temir Zholy Finance BV
          Company Guar. Notes
          6.38% due 10/06/2020.................   $  625,000 $   749,131
         RZD Capital, Ltd.
          Senior Notes
          5.70% due 04/05/2022.................      400,000     445,260
                                                             -----------
                                                               1,760,696
                                                             -----------
       TRANSPORT-SERVICES -- 0.1%
         Transnet SOC, Ltd.
          Senior Notes
          4.00% due 07/26/2022*................      600,000     609,900
                                                             -----------
       TOTAL FOREIGN CORPORATE BONDS & NOTES
          (cost $65,448,009)...................               65,592,967
                                                             -----------
       FOREIGN GOVERNMENT AGENCIES -- 19.8%
       REGIONAL AUTHORITY -- 0.2%
         Hydro-Quebec
          Government Guar. Notes
          1.38% due 06/19/2017.................      577,000     585,482
         Province of British Columbia, Canada
          Senior Notes
          2.85% due 06/15/2015.................      612,000     651,841
                                                             -----------
                                                               1,237,323
                                                             -----------
       SOVEREIGN -- 19.3%
         Arab Republic of Egypt
          Senior Notes
          6.88% due 04/30/2040.................      530,000     522,050
         Bolivarian Republic of Venezuela
          Senior Notes
          9.25% due 09/15/2027.................    1,020,000     919,530
         Commonwealth of Australia
          Senior Notes
          4.50% due 10/21/2014................. AUD  240,000     259,025
         Commonwealth of Jamaica
          Senior Notes
          8.00% due 06/24/2019.................      260,000     261,625
         Commonwealth of Jamaica
          Senior Notes
          8.00% due 03/15/2039.................      250,000     225,000
         Dominican Republic
          Senior Notes
          7.50% due 05/06/2021.................      437,000     492,717
         Dominican Republic
          Senior Notes
          9.04% due 01/23/2018.................      404,401     451,919
         European Union
          Senior Notes
          3.25% due 04/04/2018................. EUR  190,000     273,224
         Export Credit Bank of Turkey
          Bonds
          5.38% due 11/04/2016.................      350,000     375,375
         Federative Republic of Brazil
          Senior Notes
          4.88% due 01/22/2021.................    1,920,000   2,294,400

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
          -----------------------------------------------------------
          SOVEREIGN (CONTINUED)
            Federative Republic of Brazil
             Senior Notes
             5.63% due 01/07/2041..........   $     881,000 $1,127,680
            Federative Republic of Brazil
             Senior Notes
             8.75% due 02/04/2025..........         570,000    921,975
            Federative Republic of Brazil
             Bonds
             10.13% due 05/15/2027.........         500,000    904,250
            Government of Australia
             Senior Notes
             5.75% due 05/15/2021.......... AUD   1,880,000  2,383,150
            Government of Australia
             Senior Notes
             6.00% due 02/15/2017.......... AUD   1,115,000  1,325,776
            Government of Canada
             Senior Notes
             0.88% due 02/14/2017..........         527,000    533,113
            Government of Canada
             Bonds
             4.25% due 06/01/2018.......... CAD   1,825,000  2,148,380
            Government of Canada
             Bonds
             5.75% due 06/01/2029.......... CAD   2,435,000  3,710,607
            Government of Romania
             Senior Notes
             6.75% due 02/07/2022*.........       1,120,000  1,260,000
            Government of Ukraine
             Senior Notes
             7.95% due 02/23/2021..........         460,000    458,238
            Hungarian Government
             Bonds
             7.50% due 10/24/2013.......... HUF 210,000,000    955,820
            Kingdom of Denmark
             Bonds
             4.50% due 11/15/2039.......... DKK   2,000,000    515,936
            Kingdom of Norway
             Bonds
             3.75% due 05/25/2021.......... NOK  14,470,000  2,882,432
            Kingdom of Sweden
             Bonds
             3.50% due 06/01/2022.......... SEK  17,530,000  3,153,441
            Lebanese Republic
             Senior Notes
             5.00% due 10/12/2017..........       1,420,000  1,416,450
            Lebanese Republic
             Senior Notes
             6.60% due 11/27/2026..........       1,712,000  1,746,240
            Lebanese Republic
             Senior Notes
             8.25% due 04/12/2021..........       1,000,000  1,155,000
            Oriental Republic of Uruguay
             Senior Notes
             7.63% due 03/21/2036..........         620,000    965,650
            Oriental Republic of Uruguay
             Senior Notes
             7.88% due 01/15/2033..........         580,000    904,800

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         --------------------------------------------------------------
         FOREIGN GOVERNMENT AGENCIES (CONTINUED)
         SOVEREIGN (CONTINUED)
           Republic of Argentina
            Senior Notes
            2.50% due 12/31/2038(5).............. $1,144,761 $  421,844
           Republic of Argentina
            Senior Notes
            7.00% due 10/03/2015.................    681,000    623,115
           Republic of Argentina
            Senior Notes
            7.00% due 04/17/2017.................    500,000    426,750
           Republic of Argentina
            Senior Notes
            8.28% due 12/31/2033.................  1,892,119  1,485,314
           Republic of Argentina
            Senior Notes
            8.75% due 06/02/2017.................    440,000    429,000
           Republic of Belarus
            Bonds
            8.75% due 08/03/2015.................    930,000    919,537
           Republic of Belarus
            Senior Notes
            8.95% due 01/26/2018.................    550,000    539,550
           Republic of Colombia
            Senior Notes
            4.38% due 07/12/2021.................  1,650,000  1,899,975
           Republic of Colombia
            Senior Notes
            6.13% due 01/18/2041.................  1,380,000  1,869,900
           Republic of Colombia
            Senior Notes
            7.38% due 03/18/2019.................    650,000    859,625
           Republic of Colombia
            Senior Notes
            7.38% due 09/18/2037.................    300,000    460,500
           Republic of Colombia
            Senior Notes
            8.13% due 05/21/2024.................    790,000  1,179,075
           Republic of Croatia
            Senior Notes
            6.38% due 03/24/2021.................    470,000    521,300
           Republic of Croatia
            Senior Notes
            6.63% due 07/14/2020.................    390,000    437,190
           Republic of El Salvador
            Senior Notes
            7.38% due 12/01/2019.................    770,000    885,500
           Republic of El Salvador
            Senior Notes
            7.63% due 02/01/2041.................    900,000  1,003,500
           Republic of Hungary
            Senior Notes
            4.75% due 02/03/2015.................    400,000    400,420
           Republic of Hungary
            Senior Notes
            6.38% due 03/29/2021.................  1,080,000  1,175,904
           Republic of Hungary
            Senior Notes
            7.63% due 03/29/2041.................    722,000    815,860

                                            PRINCIPAL    VALUE
                  SECURITY DESCRIPTION      AMOUNT**    (NOTE 2)
              ---------------------------------------------------
              SOVEREIGN (CONTINUED)
                Republic of Indonesia
                 Bonds
                 3.75% due 04/25/2022...... $  550,000 $  581,625
                Republic of Indonesia
                 Senior Notes
                 4.88% due 05/05/2021......  1,010,000  1,156,450
                Republic of Indonesia
                 Bonds
                 5.25% due 01/17/2042......  1,244,000  1,412,954
                Republic of Indonesia
                 Senior Notes
                 5.88% due 03/13/2020......    400,000    482,000
                Republic of Indonesia
                 Senior Notes
                 7.75% due 01/17/2038......    300,000    447,000
                Republic of Indonesia
                 Senior Notes
                 8.50% due 10/12/2035......    390,000    618,150
                Republic of Indonesia
                 Senior Notes
                 11.63% due 03/04/2019.....    850,000  1,298,375
                Republic of Ivory Coast
                 Senior Notes
                 3.75% due 12/31/2032+(10).    700,000    602,000
                Republic of Lithuania
                 Senior Notes
                 5.13% due 09/14/2017......    420,000    468,300
                Republic of Lithuania
                 Senior Notes
                 6.63% due 02/01/2022......    600,000    744,000
                Republic of Lithuania
                 Senior Notes
                 7.38% due 02/11/2020......    730,000    927,100
                Republic of Panama
                 Senior Notes
                 6.70% due 01/26/2036......    850,000  1,194,250
                Republic of Panama
                 Senior Notes
                 7.13% due 01/29/2026......    620,000    878,850
                Republic of Peru
                 Senior Notes
                 5.63% due 11/18/2050......    330,000    429,825
                Republic of Peru
                 Senior Notes
                 6.55% due 03/14/2037......    631,000    929,147
                Republic of Peru
                 Senior Notes
                 7.13% due 03/30/2019......    660,000    874,500
                Republic of Peru
                 Senior Notes
                 7.35% due 07/21/2025......    957,000  1,402,005
                Republic of Peru
                 Senior Notes
                 8.75% due 11/21/2033......    720,000  1,254,600
                Republic of Poland
                 Senior Notes
                 3.00% due 03/17/2023......  2,470,000  2,422,423

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (CONTINUED)
       SOVEREIGN (CONTINUED)
         Republic of Poland
          Bonds
          4.75% due 04/25/2017................. PLN 1,700,000 $  542,850
         Republic of Poland
          Senior Notes
          5.00% due 03/23/2022.................   $ 1,050,000  1,218,000
         Republic of Poland
          Senior Notes
          5.13% due 04/21/2021.................       540,000    629,100
         Republic of Poland
          Bonds
          5.25% due 10/25/2020................. PLN 6,400,000  2,088,618
         Republic of Poland
          Senior Notes
          6.38% due 07/15/2019.................       750,000    926,250
         Republic of Romania
          Senior Notes
          6.75% due 02/07/2022.................       600,000    675,000
         Republic of Serbia
          Notes
          6.75% due 11/01/2024(5)..............       291,667    285,833
         Republic of Serbia
          Senior Notes
          7.25% due 09/28/2021.................       300,000    317,250
         Republic of Singapore
          Senior Notes
          2.25% due 06/01/2021................. SGD 1,900,000  1,665,903
         Republic of Singapore
          Senior Notes
          2.38% due 04/01/2017................. SGD 1,980,000  1,750,971
         Republic of South Africa
          Senior Notes
          4.67% due 01/17/2024.................       930,000  1,043,925
         Republic of South Africa
          Bonds
          5.88% due 05/30/2022.................         2,000      2,463
         Republic of South Africa
          Bonds
          6.75% due 03/31/2021................. ZAR 5,000,000    607,714
         Republic of South Africa
          Bonds
          10.50% due 12/21/2026................ ZAR 3,800,000    577,328
         Republic of Sri Lanka
          Senior Notes
          5.88% due 07/25/2022*................       400,000    431,000
         Republic of Sri Lanka
          Senior Notes
          6.25% due 10/04/2020.................       693,000    753,637
         Republic of Sri Lanka
          Senior Notes
          6.25% due 07/27/2021.................       770,000    837,227
         Republic of Sri Lanka
          Notes
          7.40% due 01/22/2015.................       887,000    962,395
         Republic of the Philippines
          Senior Notes
          6.38% due 10/23/2034.................     1,010,000  1,391,275

                                             PRINCIPAL     VALUE
                SECURITY DESCRIPTION         AMOUNT**     (NOTE 2)
            ------------------------------------------------------
            SOVEREIGN (CONTINUED)
              Republic of the Philippines
               Senior Notes
               7.75% due 01/14/2031........   $1,990,000 $3,044,700
              Republic of the Philippines
               Senior Notes
               9.50% due 02/02/2030........      480,000    829,800
              Republic of the Philippines
               Senior Notes
               9.88% due 01/15/2019........      300,000    434,250
              Republic of the Philippines
               Senior Notes
               10.63% due 03/16/2025.......      785,000  1,375,712
              Republic of Turkey
               Senior Notes
               6.75% due 04/03/2018........      520,000    611,650
              Republic of Turkey
               Senior Notes
               6.88% due 03/17/2036........      405,000    513,844
              Republic of Turkey
               Senior Notes
               7.00% due 09/26/2016........      750,000    868,125
              Republic of Turkey
               Notes
               7.25% due 03/15/2015........      800,000    886,000
              Republic of Turkey
               Senior Notes
               7.38% due 02/05/2025........      690,000    895,275
              Republic of Turkey
               Senior Notes
               7.50% due 07/14/2017........      760,000    912,000
              Republic of Turkey
               Bonds
               9.50% due 01/12/2022........ TRY1,000,000    603,422
              Republic of Turkey
               Senior Notes
               11.88% due 01/15/2030.......      700,000  1,313,550
              Republic of Ukraine
               Bonds
               6.75% due 11/14/2017........      970,000    926,350
              Republic of Uruguay
               Notes
               8.00% due 11/18/2022........    1,250,000  1,817,500
              Republic of Venezuela
               Senior Notes
               11.75% due 10/21/2026.......      900,000    904,500
              Republic of Venezuela
               Senior Notes
               11.95% due 08/05/2031.......    1,210,000  1,231,175
              Republic of Venezuela
               Senior Notes
               12.75% due 08/23/2022.......    1,300,000  1,381,250
              Russian Federation
               Senior Notes
               3.63% due 04/29/2015........      800,000    842,000
              Russian Federation
               Senior Notes
               4.50% due 04/04/2022........      800,000    893,040

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL       VALUE
              SECURITY DESCRIPTION               AMOUNT**       (NOTE 2)
     --------------------------------------------------------------------
     FOREIGN GOVERNMENT AGENCIES (CONTINUED)
     SOVEREIGN (CONTINUED)
       Russian Federation
        Senior Notes
        5.63% due 04/04/2042..................   $  1,200,000 $  1,440,120
       Russian Federation
        Senior Notes
        7.50% due 03/31/2030(5)...............      1,446,585    1,826,314
       Russian Federation
        Bonds
        7.85% due 03/10/2018.................. RUB 15,000,000      515,708
       United Mexican States
        Senior Notes
        3.63% due 03/15/2022..................      1,720,000    1,875,660
       United Mexican States
        Senior Notes
        5.13% due 01/15/2020..................        760,000      908,200
       United Mexican States
        Senior Notes
        6.05% due 01/11/2040..................      1,020,000    1,359,150
       United Mexican States
        Senior Notes
        6.75% due 09/27/2034..................        350,000      498,400
       United Mexican States
        Bonds
        7.25% due 12/15/2016.................. MXN 33,510,000    2,832,814
       United Mexican States
        Series A
        Senior Notes
        7.50% due 04/08/2033..................         40,000       60,900
       United Mexican States
        Senior Notes
        8.30% due 08/15/2031..................      1,100,000    1,765,500
                                                              ------------
                                                               119,094,864
                                                              ------------
     SOVEREIGN AGENCY -- 0.3%
       Eskom Holdings SOC, Ltd.
        Senior Notes
        5.75% due 01/26/2021..................        400,000      456,000
       Financing of Infrastructural Projects
        State Enterprise
        Government Guar. Bonds
        7.40% due 04/20/2018..................        930,000      819,888
       Vnesheconombank Via VEB Finance PLC
        Senior Notes
        6.03% due 07/05/2022*.................        690,000      768,522
                                                              ------------
                                                                 2,044,410
                                                              ------------
     TOTAL FOREIGN GOVERNMENT AGENCIES
        (cost $116,616,976)...................                 122,376,597
                                                              ------------
     U.S. GOVERNMENT AGENCIES -- 14.5%
     FEDERAL HOME LOAN MTG. CORP. -- 3.5%
        3.50% due 02/01/2042..................      1,385,629    1,488,577
        3.50% due 03/01/2042..................        696,272      751,484
        3.50% due 04/01/2042..................        654,443      702,248
        4.00% due 09/01/2040..................        693,016      745,743
        4.00% due 02/01/2041..................      1,766,798    1,901,221
        4.50% due 02/01/2020..................         51,023       54,916
        4.50% due 08/01/2020..................        138,327      148,880

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
          4.50% due 01/01/2039................... $  146,912 $   158,035
          5.00% due 09/01/2018...................    133,462     144,416
          5.00% due 07/01/2020...................    227,923     246,879
          5.00% due 01/01/2024...................    249,868     269,517
          5.00% due 02/01/2034...................    116,902     127,918
          5.00% due 03/01/2034...................    968,713   1,052,740
          5.00% due 05/01/2034...................    113,488     126,400
          5.00% due 02/01/2035...................    159,001     172,793
          5.00% due 07/01/2035...................    255,576     278,224
          5.00% due 08/01/2035...................    291,970     317,843
          5.00% due 04/01/2036...................    163,616     178,115
          5.00% due 05/01/2036...................     91,799      99,748
          5.00% due 08/01/2036...................    136,526     148,347
          5.00% due 03/01/2039...................    640,088     703,011
          5.00% due 07/01/2040...................    726,783     794,367
          5.50% due 05/01/2037...................    379,793     416,382
          5.50% due 06/01/2037...................    146,020     159,266
          5.50% due 09/01/2037...................    359,737     392,371
          5.50% due 10/01/2037...................  1,362,575   1,486,180
          5.50% due 11/01/2037...................    403,326     450,539
          5.50% due 12/01/2037...................    349,230     380,910
          5.50% due 01/01/2038...................    848,677     927,256
          5.50% due 02/01/2038...................    242,543     264,545
          5.50% due 04/01/2038...................    277,072     301,946
          5.50% due 07/01/2038...................    210,541     229,640
          6.00% due 10/01/2037...................    403,966     444,084
          6.00% due 12/01/2037...................    688,633     757,020
          6.00% due 10/01/2039...................  1,295,983   1,423,064
          6.00% due 03/01/2040...................    322,960     355,537
          6.50% due 05/01/2029...................      2,237       2,557
          6.50% due 02/01/2035...................     73,755      84,428
          6.50% due 11/01/2037...................  1,483,647   1,691,609
          7.00% due 06/01/2029...................      7,565       9,044
         Federal Home Loan Mtg. Corp. REMIC
          Series 41, Class F
          10.00% due 05/15/2020(1)...............      4,285       4,654
          Series 1103, Class N
          11.57% due 06/15/2021(1)(17)...........      2,247         564
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          6.58% due 09/15/2039(1)(17)............  5,531,078   1,003,504
                                                             -----------
                                                              21,396,522
                                                             -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 10.5%
          3.00% due 03/01/2042...................     96,183     101,640
          3.00% due 06/01/2042...................    844,946     892,880
          3.50% due 08/01/2027...................    870,405     932,227
          3.50% due 12/01/2041...................  1,751,641   1,880,355
          3.50% due 01/01/2042...................    980,926   1,053,006
          3.50% due 04/01/2042...................    969,338   1,040,719
          3.50% due 05/01/2042...................  1,289,287   1,384,228
          3.50% due 07/01/2042...................  1,247,854   1,339,744
          4.00% due 06/01/2039...................    714,783     796,999
          4.00% due 09/01/2040...................  1,932,325   2,084,539
          4.00% due 10/01/2040...................  1,158,836   1,250,120
          4.00% due 12/01/2040...................  2,544,335   2,780,538
          4.00% due 03/01/2041...................  1,364,730   1,472,234

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (CONTINUED)
        FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
           4.00% due 08/01/2041.................. $1,825,316 $1,969,670
           4.00% due 11/01/2041..................  1,101,866  1,189,006
           4.50% due 06/01/2019..................    117,644    127,321
           4.50% due 11/01/2022..................    229,575    248,315
           4.50% due 06/01/2023..................    138,370    149,406
           4.50% due 10/01/2024..................    485,544    524,268
           4.50% due 03/01/2025..................    627,096    678,677
           4.50% due 05/01/2025..................    559,064    605,049
           4.50% due 07/01/2025..................    758,282    820,654
           4.50% due 01/01/2039..................  1,458,026  1,578,623
           4.50% due 07/01/2040..................  1,596,340  1,753,818
           4.50% due 08/01/2040..................  2,178,807  2,403,912
           4.50% due 07/01/2041..................  2,406,624  2,617,714
           4.50% due 10/01/2041..................  7,227,033  7,860,931
           5.00% due 06/01/2019..................     64,765     70,620
           5.00% due 01/01/2023..................     44,919     48,805
           5.00% due 03/01/2034..................     97,410    106,460
           5.00% due 04/01/2035..................  1,809,592  1,977,706
           5.00% due 05/01/2035..................     62,494     68,487
           5.00% due 02/01/2037..................     97,799    106,751
           5.00% due 04/01/2037..................    410,921    448,326
           5.00% due 05/01/2037..................    115,253    125,744
           5.00% due 06/01/2037..................      6,495      7,086
           5.00% due 07/01/2037..................     99,825    108,912
           5.00% due 05/01/2040..................    279,164    305,273
           5.00% due 07/01/2040..................    994,425  1,089,917
           5.00% due 08/01/2040..................  1,235,470  1,354,108
           5.50% due 11/01/2019..................    391,913    428,506
           5.50% due 08/01/2020..................    100,355    109,725
           5.50% due 11/01/2022..................    165,005    180,102
           5.50% due 08/01/2023..................    120,337    131,347
           5.50% due 01/01/2029..................        639        703
           5.50% due 12/01/2029..................    706,125    775,232
           5.50% due 08/01/2034..................  1,265,515  1,397,279
           5.50% due 02/01/2035..................    162,906    179,664
           5.50% due 03/01/2035..................  1,126,419  1,243,700
           5.50% due 12/01/2035..................    216,658    238,945
           5.50% due 12/01/2036..................    145,968    160,253
           5.50% due 04/01/2037..................     59,337     65,070
           5.50% due 08/01/2037..................  3,084,772  3,397,630
           5.50% due 03/01/2038..................     12,395     13,593
           5.50% due 06/01/2038..................    819,613    898,803
           5.50% due 06/01/2039..................    881,131    966,264
           6.00% due 02/01/2032..................     24,835     28,046
           6.00% due 05/01/2034..................      6,857      7,707
           6.00% due 10/01/2034..................    185,121    208,437
           6.00% due 06/01/2035..................     35,370     39,396
           6.00% due 06/01/2037..................    417,242    461,806
           6.00% due 07/01/2037..................  1,255,472  1,389,568
           6.00% due 08/01/2037..................     59,657     66,029
           6.00% due 10/01/2037..................     89,308    100,381
           6.00% due 11/01/2037..................    895,761    991,435
           6.00% due 11/01/2038..................  1,544,939  1,709,951
           6.00% due 12/01/2038..................  1,678,705  1,854,332
           6.00% due 04/01/2040..................    558,641    617,847
           6.50% due 02/01/2035..................     40,611     46,214
           6.50% due 09/01/2037..................    269,485    305,763

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ----------------------------------------------------------------
        FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
           6.50% due 10/01/2037.................. $  221,097 $   250,861
           6.50% due 10/01/2038..................  1,095,976   1,236,471
           6.50% due 02/01/2039..................    142,451     161,040
           7.50% due 01/01/2030..................      1,696       1,776
           7.50% due 09/01/2030..................      1,735       1,877
           8.00% due 11/01/2028..................      9,566      11,585
           13.00% due 11/15/2015.................        167         168
          Federal National Mtg. Assoc. REMIC
           Series 1989-2, Class D
           8.80% due 01/25/2019(1)...............     15,511      17,594
           Series 1989-17, Class E
           10.40% due 04/25/2019(1)..............        693         749
                                                             -----------
                                                              65,050,637
                                                             -----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 0.5%
           5.00% due 04/15/2040..................  2,626,292   2,948,540
           7.50% due 07/15/2027..................      8,548       9,059
           7.50% due 10/15/2027..................     24,394      25,471
                                                             -----------
                                                               2,983,070
                                                             -----------
        TOTAL U.S. GOVERNMENT AGENCIES
           (cost $85,372,433)....................             89,430,229
                                                             -----------
        U.S. GOVERNMENT TREASURIES -- 3.7%
        UNITED STATES TREASURY BONDS -- 0.9%
           2.13% due 02/15/2040 TIPS(11).........    356,214     519,905
           2.13% due 02/15/2041 TIPS(11).........    475,043     697,830
           3.00% due 05/15/2042..................  2,651,000   2,748,755
           3.13% due 02/15/2042..................  1,461,000   1,554,139
           5.25% due 11/15/2028..................     56,000      78,374
                                                             -----------
                                                               5,599,003
                                                             -----------
        UNITED STATES TREASURY NOTES -- 2.8%
           0.25% due 01/31/2014..................    975,000     975,457
           0.25% due 03/31/2014..................  3,442,000   3,443,074
           0.25% due 09/30/2014..................    731,000     731,171
           0.50% due 07/31/2017..................    314,000     312,454
           0.63% due 05/31/2017..................    235,000     235,588
           0.63% due 08/31/2017..................  1,091,000   1,091,682
           1.00% due 03/31/2017..................    742,000     756,840
           1.38% due 11/30/2015..................    105,000     108,388
           1.63% due 08/15/2022..................  1,753,000   1,751,082
           1.75% due 07/31/2015..................  5,700,000   5,931,562
           2.00% due 02/15/2022..................    355,000     369,228
           2.13% due 05/31/2015..................    595,000     623,774
           3.13% due 05/15/2021..................    639,000     730,457
                                                             -----------
                                                              17,060,757
                                                             -----------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $22,483,880)....................             22,659,760
                                                             -----------
        LOANS(9)(15)(16) -- 0.3%
        CASINO HOTELS -- 0.1%
          Tropicana Entertainment
           Term Loan
           7.50% due 03/16/2018..................    995,000   1,006,194
                                                             -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 2)
      -------------------------------------------------------------------
      LOANS(9)(15)(16) (CONTINUED)
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC
         Escrow Loan
         16.50% due 08/30/2011+(7)(8)............   $ 1,720,938 $        0
                                                                ----------
      PHARMACY SERVICES -- 0.2%
        Axcan
         Term Loan B
         5.50% due 02/17/2017....................     1,094,500  1,094,500
                                                                ----------
      TOTAL LOANS
         (cost $2,050,454).......................                2,100,694
                                                                ----------
      MUNICIPAL BONDS & NOTES -- 0.3%
        Ohio State University
         Revenue Bonds Series A
         4.80% due 06/01/2111....................       616,000    700,263
        Port Authority of New York & New Jersey
         Revenue Bonds
         4.46% due 10/01/2062....................       725,000    725,000
        Port Authority of New York & New Jersey
         Revenue Bonds
         4.93% due 10/01/2051....................       554,000    624,092
                                                                ----------
      TOTAL MUNICIPAL BONDS & NOTES
         (cost $1,888,855).......................                2,049,355
                                                                ----------
      FOREIGN GOVERNMENT TREASURIES -- 0.8%
      SOVEREIGN -- 0.8%
        United Kingdom Gilt Treasury
         Bonds
         4.75% due 03/07/2020
         (cost $4,665,572)....................... GBP 2,385,000  4,835,033
                                                                ----------
      COMMON STOCK -- 0.0%
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC+(8)(9)(13)
         (cost $0)...............................       128,418          0
                                                                ----------
      PREFERRED STOCK -- 0.1%
      BANKS-SUPER REGIONAL -- 0.1%
        US Bancorp FRS
         Series A
         3.50%...................................           759    652,740
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
        Lehman Brothers Holdings Capital Trust VII FRS
         Escrow Security
         0.00%+..................................       222,000         22
                                                                ----------
      FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
        Federal Home Loan Mtg. Corp. FRS
         Series Z
         8.38%...................................        11,300      9,605
                                                                ----------
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC
         Class C+(8)(9)..........................        39,177          0
                                                                ----------
      TOTAL PREFERRED STOCK
         (cost $698,639).........................                  662,367
                                                                ----------

                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
        ----------------------------------------------------------------
        WARRANTS+ -- 0.0%
        OIL-FIELD SERVICES -- 0.0%
          Green Field Energy Services, Inc.
           Expires 11/15/2021*................ $     1,065  $     31,950
                                                            ------------
        PUBLISHING-PERIODICALS -- 0.0%
          Reader's Digest Assoc., Inc.
           Expires 02/19/2014(8)(9)...........       6,739             0
                                                            ------------
        TELEVISION -- 0.0%
          ION Media Networks, Inc.
           Expires 12/18/2016
           (strike price $500.00)(8)(9)(12)...         330        82,500
          ION Media Networks, Inc.
           Expires 12/18/2016
           (strike price $687.00)(8)(9)(12)...         325        48,750
                                                            ------------
                                                                 131,250
                                                            ------------
        TOTAL WARRANTS
           (cost $6,978)......................                   163,200
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $570,644,108)................               587,197,813
                                                            ------------
        SHORT-TERM INVESTMENT SECURITIES -- 3.3%
        TIME DEPOSITS -- 3.3%
          Euro Time Deposit with State Street Bank and Trust Co.
           0.01% due 10/01/2012
           (cost $20,243,000)................. $20,243,000    20,243,000
                                                            ------------
        REPURCHASE AGREEMENT -- 1.6%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(18)
           (cost $9,935,000)..................   9,935,000     9,935,000
                                                            ------------
        TOTAL INVESTMENTS
           (cost $600,822,108)(19)............        99.9%  617,375,813
        Other assets less liabilities.........         0.1       481,170
                                               -----------  ------------
        NET ASSETS                                   100.0% $617,856,983
                                               ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $111,916,108 representing 18.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Denominated in United States Dollars unless otherwise indicated.
+  Non-income producing security
(1)Collateralized Mortgage Obligation
(2)Commercial Mortgage Backed Security
(3)Perpetual maturity -- maturity date reflects the next call date.
(4)PIK ("Payment-in-Kind") Security -- Income may be paid in additional securities or cash at the discretion of the issuer.
(5)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)Company has filed for Chapter 7 bankruptcy.
(7)Security is in default of interest and did not pay principal at maturity.
(8)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)Illiquid security. At September 30, 2012, the aggregate value of these securities was $2,650,473 representing 0.4% of net assets.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)

(10)Security in default
(11)Principal amount of security is adjusted for inflation.
(12)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
    2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Strategic Bond Fund held the following restricted securities:

                                   PRINCIPAL                      VALUE  % OF
                       ACQUISITION  AMOUNT/  ACQUISITION           PER   NET
  NAME                    DATE      SHARES      COST      VALUE   SHARE ASSETS
  ----                 ----------- --------- ----------- -------- ----- ------

  ION Media Networks,
   Inc. Expires
   12/18/2016 (strike
   price $500.00)
   Warrant............ 03/15/2011    $330        $0      $ 82,500 $250   0.01%
  ION Media Networks,
   Inc. Expires
   12/18/2016 (strike
   price $687.00)
   Warrant............ 03/15/2011     325         0        48,750  150   0.01
                                                         --------        ----
                                                         $131,250        0.02%
                                                         ========        ====

(13) Consists of more than one type of securities traded together as a unit.
(14) Company has filed for bankruptcy in country of issuance.
(15) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(16) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17) Interest Only
(18) See Note 2 for details of Joint Repurchase Agreements.
(19) See Note 5 for cost of investments on a tax basis.
(20) Security currently paying interest/dividends in the form of additional securities.
REMIC --Real Estate Mortgage Investment Conduit
TIPS --Treasury Inflation Protected Security
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

AUD --Australian Dollar
BRL --Brazilian Real
CAD --Canadian Dollar
DKK --Danish Krone
EUR --Euro
GBP --British Pound
HUF --Hungarian Forint
MXN --Mexican Peso
NOK --Norwegian Krone
PLN --Polish Zloty
RUB --Russian Ruble
SEK --Swedish Krona
SGD --Singapore Dollar
TRY --New Turkish Lira
ZAR --South African Rand

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                     --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  Asset Backed Securities                  $     --          $ 17,502,513          $       --       $ 17,502,513
  U.S. Corporate Bonds & Notes:
   Airlines.........................             --                    --           1,483,678          1,483,678
   Electric-Generation..............             --             3,840,971             395,196          4,236,167
   Electric-Integrated..............             --             6,185,326             476,773          6,662,099
   Gambling (Non-Hotel).............             --                    --             418,405            418,405
   Non-Ferrous Metals...............             --                    --                   0                  0
   Recycling........................             --                    --                 124                124
   Rubber/Plastic Products..........             --                    --                   0                  0
   Other Industries*................             --           247,024,625                  --        247,024,625
  Foreign Corporate Bonds & Notes:
   Independent Power Producers......             --               559,375                   0            559,375
   Special Purpose Entities.........             --               472,882                   0            472,882
   Other Industries*................             --            64,560,710                  --         64,560,710
  Foreign Government Agencies:
   Sovereign........................             --           119,094,864                  --        119,094,864
   Other Agencies*..................                            3,281,733                  --          3,281,733
  U.S. Government Agencies:
   Federal National Mtg. Assoc......             --            65,050,637                  --         65,050,637
   Other U.S. Government Agencies*..             --            24,379,592                  --         24,379,592
  U.S. Government Treasuries                     --            22,659,760                  --         22,659,760
  Loans                                          --                    --           2,100,694          2,100,694
  Municipal Bond & Notes                         --             2,049,355                  --          2,049,355
  Foreign Government Treasuries                  --             4,835,033                  --          4,835,033
  Common Stock                                   --                    --                   0                  0
  Preferred Stock:
   Finance-Mortgage Loan/Banker.....             --                    22                  --                 22
   Medical-Drugs....................             --                    --                   0                  0
   Other Industries*................        662,345                    --                  --            662,345
  Warrants:
   Oil-Field Services...............             --                31,950                  --             31,950
   Publishing-Periodicals...........             --                    --                   0                  0
   Television.......................             --                    --             131,250            131,250
Short Term Investment Securities:
  Time Deposit                                   --            20,243,000                  --         20,243,000
Repurchase Agreement                             --             9,935,000                  --          9,935,000
                                           --------          ------------          ----------       ------------
TOTAL...............................       $662,345          $611,707,348          $5,006,120       $617,375,813
                                           ========          ============          ==========       ============

--------
* Sum of all other industries or U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Cable/Satellite TV...................... 5.5%
                 Oil Companies-Exploration & Production.. 5.0
                 Medical-Hospitals....................... 4.8
                 Cellular Telecom........................ 4.6
                 Pipelines............................... 3.5
                 Diversified Banking Institutions........ 2.9
                 Banks-Commercial........................ 2.6
                 Telephone-Integrated.................... 2.5
                 Casino Hotels........................... 2.4
                 Paper & Related Products................ 2.3
                 Television.............................. 2.3
                 Data Processing/Management.............. 2.3
                 Satellite Telecom....................... 2.1
                 Chemicals-Diversified................... 2.1
                 Coal.................................... 1.6
                 Electric-Integrated..................... 1.6
                 Aerospace/Defense-Equipment............. 1.6
                 Office Automation & Equipment........... 1.6
                 Theaters................................ 1.5
                 Auto/Truck Parts & Equipment-Original... 1.4
                 Building-Residential/Commercial......... 1.4
                 Finance-Consumer Loans.................. 1.4
                 Telecom Services........................ 1.4
                 Commercial Services..................... 1.3
                 Electric-Generation..................... 1.3
                 Electronic Components-Semiconductors.... 1.3
                 Diversified Financial Services.......... 1.3
                 Transport-Marine........................ 1.2
                 Finance-Auto Loans...................... 1.1
                 Medical-Drugs........................... 1.0
                 Diversified Minerals.................... 1.0
                 Building Products-Wood.................. 0.9
                 Insurance-Multi-line.................... 0.9
                 Retail-Propane Distribution............. 0.9
                 Banks-Mortgage.......................... 0.8
                 Machinery-Farming....................... 0.8
                 Medical-Outpatient/Home Medical......... 0.8
                 Medical Information Systems............. 0.8
                 Independent Power Producers............. 0.8
                 Computer Services....................... 0.8
                 Physical Therapy/Rehabilitation Centers. 0.8
                 Retail-Arts & Crafts.................... 0.8
                 Diagnostic Kits......................... 0.8
                 Chemicals-Plastics...................... 0.7
                 Funeral Services & Related Items........ 0.7
                 Rental Auto/Equipment................... 0.7
                 Enterprise Software/Service............. 0.7
                 Casino Services......................... 0.7
                 Shipbuilding............................ 0.7
                 Retail-Discount......................... 0.7
                 Telecommunication Equipment............. 0.7
                 Investment Management/Advisor Services.. 0.6
                 Gambling (Non-Hotel).................... 0.6
                 Consumer Products-Misc.................. 0.6
                 Diversified Manufacturing Operations.... 0.6
                 Agricultural Operations................. 0.6
                 Containers-Metal/Glass.................. 0.6
                 Medical Labs & Testing Services......... 0.5
                 Real Estate Investment Trusts........... 0.5
                 Chemicals-Specialty..................... 0.5

                     Food-Misc./Diversified..........  0.5%
                     Cosmetics & Toiletries..........  0.5
                     Applications Software...........  0.5
                     Retail-Perfume & Cosmetics......  0.4
                     Medical Products................  0.4
                     Retail-Home Furnishings.........  0.4
                     Oil & Gas Drilling..............  0.4
                     Repurchase Agreements...........  0.4
                     Finance-Leasing Companies.......  0.4
                     Diversified Operations..........  0.4
                     Pharmacy Services...............  0.4
                     Real Estate Management/Services.  0.4
                     Rubber-Tires....................  0.3
                     Web Hosting/Design..............  0.3
                     Alternative Waste Technology....  0.3
                     Auto-Cars/Light Trucks..........  0.2
                     Hotels/Motels...................  0.2
                     Broadcast Services/Program......  0.2
                     Dialysis Centers................  0.2
                     Wireless Equipment..............  0.2
                     Advertising Sales...............  0.2
                     Internet Connectivity Services..  0.2
                     Travel Services.................  0.2
                     X-Ray Equipment.................  0.2
                     Retail-Leisure Products.........  0.2
                     Finance-Other Services..........  0.2
                     Agricultural Chemicals..........  0.2
                     Radio...........................  0.2
                     Beverages-Wine/Spirits..........  0.2
                     Wire & Cable Products...........  0.2
                     Motion Pictures & Services......  0.1
                     Hazardous Waste Disposal........  0.1
                     Aerospace/Defense...............  0.1
                                                      ----
                                                      97.8%
                                                      ====

CREDIT QUALITY ALLOCATION+#

                               Baa........   1.6%
                               Ba.........  36.5
                               B..........  45.7
                               Caa........  13.8
                               Not Rated@.   2.4
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)



                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 1.6%
      CELLULAR TELECOM -- 0.7%
        Leap Wireless International, Inc.
         Senior Notes
         4.50% due 07/15/2014...................... $  938,000 $  893,445
                                                               ----------
      MEDICAL-DRUGS -- 0.2%
        Savient Pharmaceuticals, Inc.
         Senior Notes
         4.75% due 02/01/2018......................    697,000    194,725
                                                               ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
        Chesapeake Energy Corp.
         Company Guar. Notes
         2.50% due 05/15/2037......................  1,070,000    932,906
                                                               ----------
      TOTAL CONVERTIBLE BONDS & NOTES
         (cost $2,168,918).........................             2,021,076
                                                               ----------
      U.S. CORPORATE BONDS & NOTES -- 81.4%
      ADVERTISING SALES -- 0.2%
        Lamar Media Corp.
         Company Guar. Notes
         5.88% due 02/01/2022......................    240,000    255,600
                                                               ----------
      AEROSPACE/DEFENSE -- 0.1%
        Esterline Technologies Corp.
         Company Guar. Notes
         7.00% due 08/01/2020......................     85,000     94,350
                                                               ----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
        BE Aerospace, Inc.
         Senior Notes
         6.88% due 10/01/2020......................    815,000    904,650
        TransDigm, Inc.
         Company Guar. Notes
         7.75% due 12/15/2018......................  1,025,000  1,132,625
                                                               ----------
                                                                2,037,275
                                                               ----------
      AGRICULTURAL CHEMICALS -- 0.2%
        CF Industries, Inc.
         Company Guar. Notes
         6.88% due 05/01/2018......................    165,000    200,681
                                                               ----------
      AGRICULTURAL OPERATIONS -- 0.6%
        American Rock Salt Co., LLC/American Rock
         Capital Corp.
         Sec. Notes
         8.25% due 05/01/2018*.....................    191,000    173,333
        Southern States Cooperative, Inc.
         Senior Notes
         11.25% due 05/15/2015*....................    555,000    578,587
                                                               ----------
                                                                  751,920
                                                               ----------
      ALTERNATIVE WASTE TECHNOLOGY -- 0.3%
        Darling International, Inc.
         Company Guar. Notes
         8.50% due 12/15/2018......................    331,000    376,926
                                                               ----------
      APPLICATIONS SOFTWARE -- 0.5%
        Emdeon, Inc.
         Company Guar. Notes
         11.00% due 12/31/2019*....................    550,000    624,250
                                                               ----------


                                                        PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  --------------------------------------------------------------------------
  AUTO-CARS/LIGHT TRUCKS -- 0.2%
    Ford Motor Co.
     Senior Notes
     7.45% due 07/16/2031.............................. $  258,000 $  320,888
                                                                   ----------
  AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.4%
    Affinia Group, Inc.
     Senior Sec. Notes
     10.75% due 08/15/2016*............................    371,000    402,071
    Tenneco, Inc.
     Company Guar. Notes
     7.75% due 08/15/2018..............................    145,000    157,688
    TRW Automotive, Inc.
     Company Guar. Notes
     7.25% due 03/15/2017*.............................  1,105,000  1,262,462
                                                                   ----------
                                                                    1,822,221
                                                                   ----------
  BANKS-COMMERCIAL -- 1.9%
    CIT Group, Inc.
     Senior Notes
     5.00% due 05/15/2017..............................    865,000    923,387
    CIT Group, Inc.
     Senior Notes
     5.25% due 03/15/2018..............................    406,000    435,435
    CIT Group, Inc.
     Senior Notes
     5.38% due 05/15/2020..............................    550,000    595,375
    CIT Group, Inc.
     Senior Notes
     5.50% due 02/15/2019*.............................    430,000    465,475
                                                                   ----------
                                                                    2,419,672
                                                                   ----------
  BANKS-MORTGAGE -- 0.8%
    Provident Funding Associates LP/PFG Finance Corp.
     Senior Sec. Notes
     10.25% due 04/15/2017*............................    970,000  1,042,750
                                                                   ----------
  BEVERAGES-WINE/SPIRITS -- 0.2%
    Constellation Brands, Inc.
     Company Guar. Notes
     4.63% due 03/01/2023..............................    195,000    198,900
                                                                   ----------
  BROADCAST SERVICES/PROGRAM -- 0.2%
    Clear Channel Worldwide Holdings, Inc.
     Company Guar. Notes, Series A
     9.25% due 12/15/2017..............................     55,000     58,988
    Clear Channel Worldwide Holdings, Inc.
     Company Guar. Notes, Series B
     9.25% due 12/15/2017..............................    230,000    247,825
                                                                   ----------
                                                                      306,813
                                                                   ----------
  BUILDING PRODUCTS-WOOD -- 0.9%
    Masco Corp.
     Senior Notes
     6.13% due 10/03/2016..............................    265,000    291,670
    Masco Corp.
     Senior Notes
     7.13% due 03/15/2020..............................    710,000    808,204

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)



                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    BUILDING PRODUCTS-WOOD (CONTINUED)
      Masco Corp.
       Senior Notes
       7.75% due 08/01/2029.......................... $  110,000 $  116,206
                                                                 ----------
                                                                  1,216,080
                                                                 ----------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 1.4%
      K Hovnanian Enterprises, Inc.
       Sec. Notes
       9.13% due 11/15/2020*.........................    341,000    343,131
      KB Home
       Company Guar. Notes
       7.50% due 09/15/2022..........................    255,000    276,038
      KB Home
       Company Guar. Notes
       8.00% due 03/15/2020..........................    681,000    754,207
      Lennar Corp.
       Company Guar. Notes
       5.60% due 05/31/2015..........................    255,000    271,575
      Ryland Group, Inc.
       Company Guar. Notes
       5.38% due 10/01/2022..........................    175,000    175,438
                                                                 ----------
                                                                  1,820,389
                                                                 ----------
    CABLE/SATELLITE TV -- 4.9%
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.25% due 09/30/2022..........................    960,000    964,800
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       6.63% due 01/31/2022..........................    580,000    633,650
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       7.25% due 10/30/2017..........................    780,000    850,200
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       7.38% due 06/01/2020..........................    570,000    636,263
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       8.13% due 04/30/2020..........................    170,000    192,100
      CSC Holdings LLC
       Senior Notes
       6.75% due 11/15/2021*.........................    645,000    711,112
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021..........................  1,135,000  1,237,150
      Harron Communications LP/Harron Finance Corp.
       Senior Notes
       9.13% due 04/01/2020*.........................    330,000    356,400
      Mediacom LLC/Mediacom Capital Corp.
       Senior Notes
       9.13% due 08/15/2019..........................    645,000    712,725
                                                                 ----------
                                                                  6,294,400
                                                                 ----------
    CASINO HOTELS -- 2.4%
      Caesars Entertainment Operating Co., Inc.
       Senior Sec. Notes
       8.50% due 02/15/2020*.........................    500,000    500,000


                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   CASINO HOTELS (CONTINUED)
     Caesars Entertainment Operating Co., Inc.
      Senior Sec. Notes
      11.25% due 06/01/2017............................ $1,075,000 $1,155,625
     CityCenter Holdings LLC/CityCenter Finance Corp.
      Senior Sec. Notes
      7.63% due 01/15/2016.............................    180,000    192,150
     MGM Mirage, Inc.
      Senior Sec. Notes
      9.00% due 03/15/2020.............................    155,000    173,019
     MGM Mirage, Inc.
      Senior Sec. Notes
      11.13% due 11/15/2017............................    390,000    431,437
     Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
      Senior Notes
      5.38% due 03/15/2022*............................    570,000    578,550
                                                                   ----------
                                                                    3,030,781
                                                                   ----------
   CASINO SERVICES -- 0.5%
     Greektown Superholdings, Inc.
      Sec. Notes
      13.00% due 07/01/2015............................    620,000    671,150
     Greektown, Inc. LLC
      Escrow Notes
      10.75% due 12/01/2013+(1)(2).....................    489,000          0
                                                                   ----------
                                                                      671,150
                                                                   ----------
   CELLULAR TELECOM -- 3.9%
     Cricket Communications, Inc.
      Senior Sec. Notes
      7.75% due 05/15/2016.............................    590,000    622,450
     Cricket Communications, Inc.
      Company Guar. Notes
      7.75% due 10/15/2020.............................    345,000    336,375
     MetroPCS Wireless, Inc.
      Company Guar. Notes
      6.63% due 11/15/2020.............................    645,000    675,637
     MetroPCS Wireless, Inc.
      Company Guar. Notes
      7.88% due 09/01/2018.............................    770,000    831,600
     Sprint Nextel Corp.
      Company Guar. Notes
      7.00% due 03/01/2020*............................    395,000    442,400
     Sprint Nextel Corp.
      Company Guar. Notes
      9.00% due 11/15/2018*............................    910,000  1,092,000
     Syniverse Holdings, Inc.
      Company Guar. Notes
      9.13% due 01/15/2019.............................    900,000    967,500
                                                                   ----------
                                                                    4,967,962
                                                                   ----------
   CHEMICALS-DIVERSIFIED -- 0.8%
     Celanese US Holdings LLC
      Company Guar. Notes
      6.63% due 10/15/2018.............................    395,000    432,525
     Momentive Performance Materials, Inc.
      Sec. Notes
      9.00% due 01/15/2021.............................    471,000    341,475

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                   PRINCIPAL   VALUE
                   SECURITY DESCRIPTION            AMOUNT**   (NOTE 2)
         --------------------------------------------------------------
         U.S. CORPORATE BONDS & NOTES (CONTINUED)
         CHEMICALS-DIVERSIFIED (CONTINUED)
           Momentive Performance Materials, Inc.
            Sec. Notes
            12.50% due 06/15/2014................. $297,000  $  305,910
                                                             ----------
                                                              1,079,910
                                                             ----------
         CHEMICALS-PLASTICS -- 0.7%
           Hexion US Finance Corp.
            Senior Sec. Notes
            6.63% due 04/15/2020..................  230,000     234,025
           Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
            Senior Sec. Notes
            8.88% due 02/01/2018..................  390,000     400,725
           Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
            Sec. Notes
            9.00% due 11/15/2020..................  355,000     316,837
                                                             ----------
                                                                951,587
                                                             ----------
         CHEMICALS-SPECIALTY -- 0.5%
           Ferro Corp.
            Senior Notes
            7.88% due 08/15/2018..................  675,000     651,375
                                                             ----------
         COAL -- 1.2%
           Peabody Energy Corp.
            Company Guar. Notes
            6.00% due 11/15/2018*.................  875,000     875,000
           Peabody Energy Corp.
            Company Guar. Notes
            6.50% due 09/15/2020..................  641,000     655,422
                                                             ----------
                                                              1,530,422
                                                             ----------
         COMMERCIAL SERVICES -- 1.3%
           ARAMARK Holdings Corp.
            Senior Notes
            8.63% due 05/01/2016*(6)..............  765,000     784,133
           Iron Mountain, Inc.
            Senior Sub. Notes
            5.75% due 08/15/2024..................  380,000     380,950
           Iron Mountain, Inc.
            Company Guar. Notes
            7.75% due 10/01/2019..................  500,000     562,500
                                                             ----------
                                                              1,727,583
                                                             ----------
         COMPUTER SERVICES -- 0.8%
           SunGard Data Systems, Inc.
            Company Guar. Notes
            7.38% due 11/15/2018..................  556,000     596,310
           SunGard Data Systems, Inc.
            Company Guar. Notes
            7.63% due 11/15/2020..................  275,000     298,375
           SunGard Data Systems, Inc.
            Company Guar. Notes
            10.25% due 08/15/2015.................   80,000      82,000
                                                             ----------
                                                                976,685
                                                             ----------



                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     CONSUMER PRODUCTS-MISC. -- 0.6%
       Reynolds Group Issuer, Inc./Reynolds
        Group Issuer LLC
        Senior Sec. Notes
        6.88% due 02/15/2021......................... $  335,000 $  353,425
       Reynolds Group Issuer, Inc./Reynolds
        Group Issuer LLC
        Senior Sec. Notes
        7.88% due 08/15/2019.........................    430,000    464,400
                                                                 ----------
                                                                    817,825
                                                                 ----------
     CONTAINERS-METAL/GLASS -- 0.6%
       Ball Corp.
        Company Guar. Notes
        7.38% due 09/01/2019.........................    145,000    161,675
       Crown Americas LLC/Crown Americas Capital Corp. II
        Company Guar. Notes
        7.63% due 05/15/2017.........................    255,000    272,850
       Crown Americas LLC/Crown Americas Capital Corp. III
        Company Guar. Notes
        6.25% due 02/01/2021.........................    265,000    295,475
                                                                 ----------
                                                                    730,000
                                                                 ----------
     COSMETICS & TOILETRIES -- 0.5%
       Revlon Consumer Products Corp.
        Sec. Notes
        9.75% due 11/15/2015.........................    610,000    645,075
                                                                 ----------
     DATA PROCESSING/MANAGEMENT -- 2.3%
       Fidelity National Information Services, Inc.
        Company Guar. Notes
        5.00% due 03/15/2022.........................    345,000    356,212
       Fidelity National Information Services, Inc.
        Company Guar. Notes
        7.63% due 07/15/2017.........................    205,000    224,475
       First Data Corp.
        Senior Sec. Notes
        7.38% due 06/15/2019*........................  1,115,000  1,149,844
       First Data Corp.
        Sec. Notes
        8.25% due 01/15/2021*........................    934,000    931,665
       First Data Corp.
        Sec. Notes
        8.75% due 01/15/2022*(6).....................    285,000    287,138
                                                                 ----------
                                                                  2,949,334
                                                                 ----------
     DIAGNOSTIC KITS -- 0.8%
       Alere, Inc.
        Senior Notes
        7.88% due 02/01/2016.........................    745,000    778,525
       Alere, Inc.
        Company Guar. Notes
        9.00% due 05/15/2016.........................    175,000    186,812
                                                                 ----------
                                                                    965,337
                                                                 ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     DIALYSIS CENTERS -- 0.2%
       Fresenius Medical Care U.S. Finance II, Inc.
        Company Guar. Notes
        5.63% due 07/31/2019*........................ $  200,000 $  213,000
       Fresenius Medical Care U.S. Finance, Inc.
        Company Guar. Notes
        6.50% due 09/15/2018*........................     65,000     73,288
                                                                 ----------
                                                                    286,288
                                                                 ----------
     DIVERSIFIED BANKING INSTITUTIONS -- 1.8%
       Ally Financial, Inc.
        Company Guar. Notes
        8.00% due 03/15/2020.........................    875,000  1,023,750
       GMAC LLC
        Sub. Notes
        8.00% due 12/31/2018.........................  1,100,000  1,237,500
                                                                 ----------
                                                                  2,261,250
                                                                 ----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       Community Choice Financial, Inc.
        Senior Sec. Notes
        10.75% due 05/01/2019*.......................    725,000    706,875
                                                                 ----------
     DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
       JM Huber Corp.
        Senior Notes
        9.88% due 11/01/2019*........................    675,000    757,688
                                                                 ----------
     DIVERSIFIED OPERATIONS -- 0.4%
       Ladder Capital Finance Holdings
        LLP/Ladder Capital Finance Corp.
        Senior Notes
        7.38% due 10/01/2017*........................    470,000    479,400
                                                                 ----------
     ELECTRIC-GENERATION -- 1.3%
       AES Corp.
        Senior Notes
        8.00% due 10/15/2017.........................  1,490,000  1,720,950
                                                                 ----------
     ELECTRIC-INTEGRATED -- 0.4%
       DPL, Inc.
        Senior Notes
        7.25% due 10/15/2021*........................    300,000    342,000
       Texas Competitive Electric Holdings
        Co. LLC/TCEH Finance, Inc.
        Senior Sec. Notes
        11.50% due 10/01/2020*.......................    295,000    230,838
                                                                 ----------
                                                                    572,838
                                                                 ----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.3%
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        8.05% due 02/01/2020.........................    450,000    443,250
       Freescale Semiconductor, Inc.
        Senior Sec. Notes
        9.25% due 04/15/2018*........................  1,015,000  1,103,812
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        10.75% due 08/01/2020........................    111,000    120,158
                                                                 ----------
                                                                  1,667,220
                                                                 ----------



                                                   PRINCIPAL   VALUE
                  SECURITY DESCRIPTION             AMOUNT**   (NOTE 2)
        --------------------------------------------------------------
        ENTERPRISE SOFTWARE/SERVICE -- 0.7%
          Infor US, Inc.
           Company Guar. Notes
           9.38% due 04/01/2019*.................. $426,000  $  472,860
          Infor US, Inc.
           Company Guar. Notes
           11.50% due 07/15/2018*.................  394,000     449,160
                                                             ----------
                                                                922,020
                                                             ----------
        FINANCE-AUTO LOANS -- 1.1%
          Credit Acceptance Corp.
           Senior Sec. Notes
           9.13% due 02/01/2017...................  685,000     755,213
          Ford Motor Credit Co. LLC
           Senior Notes
           6.63% due 08/15/2017...................  270,000     313,177
          Ford Motor Credit Co. LLC
           Senior Notes
           8.13% due 01/15/2020...................  300,000     376,911
                                                             ----------
                                                              1,445,301
                                                             ----------
        FINANCE-CONSUMER LOANS -- 1.4%
          SLM Corp.
           Senior Notes
           6.25% due 01/25/2016...................  335,000     363,475
          SLM Corp.
           Senior Notes
           8.00% due 03/25/2020...................  211,000     243,705
          SLM Corp.
           Senior Notes
           8.45% due 06/15/2018...................  484,000     566,869
          TMX Finance LLC/TitleMax Finance Corp.
           Senior Sec. Notes
           13.25% due 07/15/2015..................  580,000     643,800
                                                             ----------
                                                              1,817,849
                                                             ----------
        FINANCE-LEASING COMPANIES -- 0.4%
          Air Lease Corp.
           Senior Notes
           5.63% due 04/01/2017*..................  475,000     484,500
                                                             ----------
        FINANCE-OTHER SERVICES -- 0.2%
          CNH Capital LLC
           Company Guar. Notes
           6.25% due 11/01/2016*..................  185,000     200,956
                                                             ----------
        FUNERAL SERVICES & RELATED ITEMS -- 0.7%
          Service Corp. International
           Senior Notes
           7.63% due 10/01/2018...................  802,000     950,370
                                                             ----------
        GAMBLING (NON-HOTEL) -- 0.4%
          Isle of Capri Casinos, Inc.
           Company Guar. Notes
           8.88% due 06/15/2020*..................  515,000     543,325
                                                             ----------
        HAZARDOUS WASTE DISPOSAL -- 0.1%
          Clean Harbors, Inc.
           Company Guar. Notes
           5.25% due 08/01/2020*..................  120,000     123,600
                                                             ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     HOTEL/MOTELS -- 0.2%
       Choice Hotels International, Inc.
        Company Guar. Notes
        5.75% due 07/01/2022........................ $  285,000 $  310,650
                                                                ----------
     INDEPENDENT POWER PRODUCERS -- 0.8%
       Calpine Corp.
        Senior Sec. Notes
        7.50% due 02/15/2021*.......................    910,000    982,800
                                                                ----------
     INSURANCE-MULTI-LINE -- 0.5%
       Hartford Financial Services Group, Inc. FRS
        Jr. Sub. Debentures
        8.13% due 06/15/2068........................    560,000    644,700
                                                                ----------
     INTERNET CONNECTIVITY SERVICES -- 0.2%
       Zayo Group LLC/Zayo Capital, Inc.
        Senior Sec. Notes
        8.13% due 01/01/2020........................    135,000    147,488
       Zayo Group LLC/Zayo Capital, Inc.
        Company Guar. Notes
        10.13% due 07/01/2020.......................     95,000    104,975
                                                                ----------
                                                                   252,463
                                                                ----------
     INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.6%
       Nuveen Investments, Inc.
        Senior Notes
        9.13% due 10/15/2017*.......................    245,000    243,163
       Nuveen Investments, Inc.
        Senior Notes
        9.50% due 10/15/2020*.......................    590,000    587,050
                                                                ----------
                                                                   830,213
                                                                ----------
     MACHINERY-FARMING -- 0.8%
       Case New Holland, Inc.
        Company Guar. Notes
        7.88% due 12/01/2017........................    870,000  1,020,075
                                                                ----------
     MEDICAL INFORMATION SYSTEMS -- 0.8%
       IMS Health, Inc.
        Senior Notes
        12.50% due 03/01/2018*......................    840,000    999,600
                                                                ----------
     MEDICAL LABS & TESTING SERVICES -- 0.5%
       American Renal Holdings Co., Inc.
        Senior Sec. Notes
        8.38% due 05/15/2018........................    650,000    685,750
                                                                ----------
     MEDICAL PRODUCTS -- 0.4%
       Biomet, Inc.
        Company Guar. Notes
        6.50% due 08/01/2020*.......................    275,000    284,969
       Biomet, Inc.
        Company Guar. Notes
        6.50% due 10/01/2020*.......................    245,000    240,100
                                                                ----------
                                                                   525,069
                                                                ----------
     MEDICAL-DRUGS -- 0.8%
       Valeant Pharmaceuticals International
        Company Guar. Notes
        6.75% due 08/15/2021*.......................  1,050,000  1,089,375
                                                                ----------



                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          ------------------------------------------------------------
          MEDICAL-HOSPITALS -- 4.8%
            CHS/Community Health Systems, Inc.
             Senior Sec. Notes
             5.13% due 08/15/2018............... $  320,000 $  332,000
            HCA, Inc.
             Senior Sec. Notes
             6.50% due 02/15/2020...............  2,030,000  2,258,375
            HCA, Inc.
             Senior Notes
             7.50% due 11/15/2095...............    190,000    161,500
            HCA, Inc.
             Senior Sec. Notes
             7.88% due 02/15/2020...............  1,030,000  1,157,462
            HCA, Inc.
             Senior Sec. Notes
             8.50% due 04/15/2019...............    550,000    620,125
            Health Management Associates, Inc.
             Company Guar. Notes
             7.38% due 01/15/2020...............    210,000    210,000
            Tenet Healthcare Corp.
             Senior Sec. Notes
             6.25% due 11/01/2018...............    770,000    848,925
            Tenet Healthcare Corp.
             Senior Sec. Notes
             10.00% due 05/01/2018..............    505,000    583,275
                                                            ----------
                                                             6,171,662
                                                            ----------
          MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
            Radiation Therapy Services, Inc.
             Sec. Notes
             8.88% due 01/15/2017...............    415,000    400,475
            Radiation Therapy Services, Inc.
             Company Guar. Notes
             9.88% due 04/15/2017...............    836,000    608,190
                                                            ----------
                                                             1,008,665
                                                            ----------
          MOTION PICTURES & SERVICES -- 0.1%
            NAI Entertainment Holdings LLC
             Senior Sec. Notes
             8.25% due 12/15/2017*..............    153,000    170,595
                                                            ----------
          NON-FERROUS METALS -- 0.0%
            Renco Metals, Inc.
             Company Guar. Notes
             11.50% due 07/01/2003+(1)(2)(3)(4).  2,150,000          0
                                                            ----------
          OFFICE AUTOMATION & EQUIPMENT -- 1.6%
            CDW LLC/CDW Finance Corp.
             Senior Sec. Notes
             8.00% due 12/15/2018...............    910,000  1,005,550
            CDW LLC/CDW Finance Corp.
             Company Guar. Notes
             8.50% due 04/01/2019...............    941,000  1,023,337
                                                            ----------
                                                             2,028,887
                                                            ----------
          OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.6%
            Antero Resources Finance Corp.
             Company Guar. Notes
             7.25% due 08/01/2019...............    310,000    335,575
            Antero Resources Finance Corp.
             Company Guar. Notes
             9.38% due 12/01/2017...............    535,000    591,175

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
          Continental Resources, Inc.
           Company Guar. Notes
           5.00% due 09/15/2022.................. $  330,000 $  344,025
          Endeavour International Corp.
           Senior Sec. Notes
           12.00% due 03/01/2018*................    565,000    621,500
          EP Energy LLC/EP Energy Finance, Inc.
           Senior Sec. Notes
           6.88% due 05/01/2019*.................     50,000     53,500
          EP Energy LLC/EP Energy Finance, Inc.
           Senior Notes
           9.38% due 05/01/2020*.................    964,000  1,050,760
          Newfield Exploration Co.
           Senior Notes
           5.75% due 01/30/2022..................    320,000    357,600
          Plains Exploration & Production Co.
           Company Guar. Notes
           6.63% due 05/01/2021..................     97,000     98,455
          Plains Exploration & Production Co.
           Company Guar. Notes
           6.75% due 02/01/2022..................    280,000    284,200
          Range Resources Corp.
           Company Guar. Notes
           6.75% due 08/01/2020..................    355,000    390,500
          Rosetta Resources, Inc.
           Company Guar. Notes
           9.50% due 04/15/2018..................    505,000    558,025
                                                             ----------
                                                              4,685,315
                                                             ----------
        PAPER & RELATED PRODUCTS -- 0.7%
          Clearwater Paper Corp.
           Company Guar. Notes
           7.13% due 11/01/2018..................    160,000    174,000
          Neenah Paper, Inc.
           Company Guar. Notes
           7.38% due 11/15/2014..................    647,000    651,853
          PH Glatfelter Co.
           Company Guar. Notes
           5.38% due 10/15/2020*.................    105,000    106,050
                                                             ----------
                                                                931,903
                                                             ----------
        PHARMACY SERVICES -- 0.4%
          BioScrip, Inc.
           Company Guar. Notes
           10.25% due 10/01/2015.................    440,000    474,100
                                                             ----------
        PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.8%
          HealthSouth Corp.
           Company Guar. Notes
           7.25% due 10/01/2018..................    900,000    974,250
                                                             ----------
        PIPELINES -- 3.5%
          El Paso Corp.
           Senior Notes
           6.50% due 09/15/2020..................    545,000    611,856
          El Paso Corp.
           Senior Notes
           7.00% due 06/15/2017..................  1,445,000  1,658,146



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         --------------------------------------------------------------
         PIPELINES (CONTINUED)
           Energy Transfer Equity LP
            Senior Sec. Notes
            7.50% due 10/15/2020................. $  681,000 $  772,935
           Kinder Morgan Finance Co. LLC
            Senior Sec. Notes
            6.00% due 01/15/2018*................    535,000    579,849
           MarkWest Energy Partners
            LP/MarkWest Energy Finance Corp.
            Company Guar. Notes
            6.25% due 06/15/2022.................    436,000    468,700
           NGPL PipeCo LLC
            Senior Sec. Notes
            7.12% due 12/15/2017*................    380,000    403,750
                                                             ----------
                                                              4,495,236
                                                             ----------
         RADIO -- 0.2%
           Sirius XM Radio, Inc.
            Senior Notes
            5.25% due 08/15/2022*................    200,000    199,000
                                                             ----------
         REAL ESTATE INVESTMENT TRUSTS -- 0.5%
           Felcor Lodging LP
            Senior Sec. Notes
            6.75% due 06/01/2019.................    630,000    675,675
                                                             ----------
         REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
           Realogy Corp.
            Senior Sec. Notes
            7.63% due 01/15/2020*................    418,000    460,845
                                                             ----------
         RECYCLING -- 0.0%
           Aleris International, Inc.
            Escrow Notes
            9.00% due 12/15/2014+(1)(2)..........  2,145,000         81
                                                             ----------
         RENTAL AUTO/EQUIPMENT -- 0.7%
           H&E Equipment Services, Inc.
            Company Guar. Notes
            7.00% due 09/01/2022*................    225,000    234,000
           UR Merger Sub Corp.
            Sec. Notes
            5.75% due 07/15/2018*................    100,000    105,625
           UR Merger Sub Corp.
            Company Guar. Notes
            7.38% due 05/15/2020*................    325,000    349,375
           UR Merger Sub Corp.
            Company Guar. Notes
            7.63% due 04/15/2022*................    225,000    246,375
                                                             ----------
                                                                935,375
                                                             ----------
         RETAIL-ARTS & CRAFTS -- 0.8%
           Michaels Stores, Inc.
            Company Guar. Notes
            7.75% due 11/01/2018.................    905,000    970,612
                                                             ----------
         RETAIL-DISCOUNT -- 0.7%
           99 Cents Only Stores
            Company Guar. Notes
            11.00% due 12/15/2019*...............    775,000    869,938
                                                             ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT**   (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      RETAIL-HOME FURNISHINGS -- 0.4%
        GRD Holdings III Corp.
         Senior Sec. Notes
         10.75% due 06/01/2019*...................... $510,000  $  511,275
                                                                ----------
      RETAIL-LEISURE PRODUCTS -- 0.2%
        Party City Holdings, Inc.
         Senior Notes
         8.88% due 08/01/2020*.......................  210,000     223,650
                                                                ----------
      RETAIL-PERFUME & COSMETICS -- 0.4%
        Sally Holdings LLC/Sally Capital, Inc.
         Company Guar. Notes
         5.75% due 06/01/2022........................  235,000     250,275
        Sally Holdings LLC/Sally Capital, Inc.
         Company Guar. Notes
         6.88% due 11/15/2019........................  286,000     318,175
                                                                ----------
                                                                   568,450
                                                                ----------
      RETAIL-PROPANE DISTRIBUTION -- 0.9%
        AmeriGas Finance LLC/AmeriGas Finance Corp.
         Company Guar. Notes
         6.75% due 05/20/2020........................  240,000     256,200
        AmeriGas Finance LLC/AmeriGas Finance Corp.
         Company Guar. Notes
         7.00% due 05/20/2022........................  425,000     457,937
        Ferrellgas LP/Ferrellgas Finance Corp.
         Senior Notes
         6.50% due 05/01/2021........................  442,000     427,635
                                                                ----------
                                                                 1,141,772
                                                                ----------
      RUBBER-TIRES -- 0.3%
        Continental Rubber of America Corp.
         Senior Sec. Notes
         4.50% due 09/15/2019*.......................  430,000     440,161
                                                                ----------
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(1)(2)(3)(4)..........  550,000           0
                                                                ----------
      SATELLITE TELECOM -- 0.6%
        Hughes Satellite Systems Corp.
         Senior Sec. Notes
         6.50% due 06/15/2019........................  750,000     802,500
                                                                ----------
      SHIPBUILDING -- 0.7%
        Huntington Ingalls Industries, Inc.
         Company Guar. Notes
         6.88% due 03/15/2018........................  455,000     493,107
        Huntington Ingalls Industries, Inc.
         Company Guar. Notes
         7.13% due 03/15/2021........................  361,000     388,526
                                                                ----------
                                                                   881,633
                                                                ----------
      TELECOM SERVICES -- 0.3%
        GCI, Inc.
         Senior Notes
         6.75% due 06/01/2021........................  280,000     280,000



                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION          AMOUNT**    (NOTE 2)
           ----------------------------------------------------------
           TELECOM SERVICES (CONTINUED)
             Level 3 Communications, Inc.
              Senior Notes
              8.88% due 06/01/2019*............ $   90,000 $   94,500
                                                           ----------
                                                              374,500
                                                           ----------
           TELECOMMUNICATION EQUIPMENT -- 0.7%
             Sorenson Communications, Inc.
              Sec. Notes
              10.50% due 02/01/2015*...........    980,000    859,950
                                                           ----------
           TELEPHONE-INTEGRATED -- 2.5%
             CenturyLink, Inc.
              Senior Notes
              6.00% due 04/01/2017.............    275,000    308,071
             Level 3 Financing, Inc.
              Company Guar. Notes
              7.00% due 06/01/2020*............    149,000    150,490
             Level 3 Financing, Inc.
              Company Guar. Notes
              8.13% due 07/01/2019.............     66,000     70,125
             Level 3 Financing, Inc.
              Company Guar. Notes
              8.63% due 07/15/2020.............  1,300,000  1,404,000
             Windstream Corp.
              Company Guar. Notes
              7.75% due 10/15/2020.............    930,000    997,425
             Windstream Corp.
              Company Guar. Notes
              8.13% due 09/01/2018.............    275,000    297,000
                                                           ----------
                                                            3,227,111
                                                           ----------
           TELEVISION -- 1.8%
             Gray Television, Inc.
              Company Guar. Notes
              7.50% due 10/01/2020*............    340,000    338,300
             Gray Television, Inc.
              Sec. Notes
              10.50% due 06/29/2015............    815,000    883,256
             Sinclair Television Group, Inc.
              Sec. Notes
              9.25% due 11/01/2017*............    540,000    598,050
             Univision Communications, Inc.
              Senior Sec. Notes
              6.75% due 09/15/2022*............    520,000    520,000
                                                           ----------
                                                            2,339,606
                                                           ----------
           THEATERS -- 1.5%
             AMC Entertainment, Inc.
              Company Guar. Notes
              8.75% due 06/01/2019.............  1,065,000  1,174,162
             AMC Entertainment, Inc.
              Company Guar. Notes
              9.75% due 12/01/2020.............    105,000    118,256
             Regal Cinemas Corp.
              Company Guar. Notes
              8.63% due 07/15/2019.............    325,000    360,750
             Regal Entertainment Group
              Company Guar. Notes
              9.13% due 08/15/2018.............    215,000    240,263
                                                           ----------
                                                            1,893,431
                                                           ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                          PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                     AMOUNT**     (NOTE 2)
--------------------------------------------------------------------------------
U.S. CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORT-MARINE -- 1.2%
  ACL I Corp.
   Senior Notes
   11.38% due 02/15/2016(6)(16).......................... $  791,691 $    775,857
  Marquette Transportation Co./Marquette Transportation
   Finance Corp.
   Sec. Notes
   10.88% due 01/15/2017.................................    785,000      826,213
                                                                     ------------
                                                                        1,602,070
                                                                     ------------
WEB HOSTING/DESIGN -- 0.3%
  Equinix, Inc.
   Senior Notes
   7.00% due 07/15/2021..................................    350,000      392,000
                                                                     ------------
WIRE & CABLE PRODUCTS -- 0.2%
  Anixter, Inc.
   Company Guar. Notes
   5.63% due 05/01/2019..................................    185,000      193,325
                                                                     ------------
WIRELESS EQUIPMENT -- 0.2%
  SBA Communications Corp.
   Senior Notes
   5.63% due 10/01/2019*.................................    280,000      284,900
                                                                     ------------
X-RAY EQUIPMENT -- 0.1%
  Hologic, Inc.
   Company Guar. Notes
   6.25% due 08/01/2020*.................................     70,000       74,200
                                                                     ------------
TOTAL U.S. CORPORATE BONDS & NOTES
   (cost $101,857,169)...................................             104,621,939
                                                                     ------------
FOREIGN CORPORATE BONDS & NOTES -- 9.0%
BANKS-COMMERCIAL -- 0.7%
  LBG Capital No.1 PLC
   Bank Guar. Notes
   7.88% due 11/01/2020*.................................    920,000      920,000
                                                                     ------------
CABLE/SATELLITE TV -- 0.3%
  Nara Cable Funding, Ltd.
   Senior Sec. Notes
   8.88% due 12/01/2018*.................................    490,000      447,125
                                                                     ------------
CHEMICALS-DIVERSIFIED -- 1.3%
  Ineos Finance PLC
   Senior Sec. Notes
   7.50% due 05/01/2020*.................................    210,000      213,150
  Ineos Group Holdings SA
   Sec. Notes
   8.50% due 02/15/2016*.................................  1,140,000    1,077,300
  LyondellBasell Industries NV
   Senior Notes
   6.00% due 11/15/2021..................................    285,000      324,900
                                                                     ------------
                                                                        1,615,350
                                                                     ------------
DIVERSIFIED BANKING INSTITUTIONS -- 0.3%
  UBS AG
   Sub. Notes
   7.63% due 08/17/2022..................................    320,000      331,200
                                                                     ------------



                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 2)
    ----------------------------------------------------------------------
    DIVERSIFIED MINERALS -- 1.0%
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       7.00% due 11/01/2015*.......................   $  955,000 $  950,225
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       8.25% due 11/01/2019*.......................      290,000    281,300
                                                                 ----------
                                                                  1,231,525
                                                                 ----------
    GAMBLING (NON-HOTEL) -- 0.2%
      Great Canadian Gaming Corp.
       Company Guar. Notes
       6.63% due 07/25/2022*....................... CAD  265,000    278,316
                                                                 ----------
    INDEPENDENT POWER PRODUCERS -- 0.0%
      AES Drax Energy, Ltd.
       Senior Sec. Notes
       11.50% due 08/30/2010+(1)(2)(3)(5)..........    4,460,000          0
                                                                 ----------
    METAL PROCESSORS & FABRICATION -- 0.0%
      International Utility Structures
       Escrow Notes
       10.75% due 02/01/2008+(1)(2)................    2,150,000          0
                                                                 ----------
    OIL & GAS DRILLING -- 0.4%
      Seadrill, Ltd.
       Senior Notes
       5.63% due 09/15/2017*.......................      495,000    498,713
                                                                 ----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
      Harvest Operations Corp.
       Company Guar. Notes
       6.88% due 10/01/2017........................      640,000    700,800
      MEG Energy Corp.
       Company Guar. Notes
       6.38% due 01/30/2023*.......................      220,000    234,850
                                                                 ----------
                                                                    935,650
                                                                 ----------
    PAPER & RELATED PRODUCTS -- 0.9%
      Cascades, Inc.
       Company Guar. Notes
       7.88% due 01/15/2020........................      305,000    319,487
      Fibria Overseas Finance, Ltd.
       Company Guar. Notes
       7.50% due 05/04/2020*.......................      802,000    874,180
                                                                 ----------
                                                                  1,193,667
                                                                 ----------
    SATELLITE TELECOM -- 1.5%
      Intelsat Jackson Holdings SA
       Company Guar. Notes
       7.25% due 04/01/2019........................    1,175,000  1,269,000
      Intelsat Luxembourg SA
       Company Guar. Notes
       11.50% due 02/04/2017(6)....................      670,000    710,200
                                                                 ----------
                                                                  1,979,200
                                                                 ----------
    SPECIAL PURPOSE ENTITY -- 0.0%
      Hellas Telecommunications Luxembourg II FRS
       Sub. Notes
       6.03% due 01/15/2015*+(1)(2)(5)(7)..........    1,025,000          0
                                                                 ----------
    TELECOM SERVICES -- 1.1%
      UPCB Finance VI, Ltd.
       Senior Sec. Notes
       6.88% due 01/15/2022*.......................      875,000    927,500

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)




                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     TELECOM SERVICES (CONTINUED)
       Wind Acquisition Finance SA
        Sec. Notes
        11.75% due 07/15/2017*...................... $  510,000 $   480,675
                                                                -----------
                                                                  1,408,175
                                                                -----------
     TELEVISION -- 0.4%
       Videotron, Ltd.
        Company Guar. Notes
        5.00% due 07/15/2022........................    460,000     480,700
                                                                -----------
     TRAVEL SERVICES -- 0.2%
       Carlson Wagonlit BV
        Senior Sec. Notes
        6.88% due 06/15/2019*.......................    236,000     247,800
                                                                -----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
        (cost $16,692,831)..........................             11,567,421
                                                                -----------
     LOANS(2)(8)(9) -- 2.0%
     BEVERAGES-NON-ALCOHOLIC -- 0.0%
       Le-Natures, Inc.
        BTL
        9.39% due 03/01/2011+(3)(10)................  1,200,000           0
                                                                -----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
       TOUSA, Inc.
        BTL
        12.25% due 08/15/2013+(1)(6)(7)(10)(16).....  1,807,069           0
                                                                -----------
     CABLE/SATELLITE TV -- 0.3%
       Kabel Deutschland V&S GMBH
        BTL
        3.25% due 02/01/2019........................    370,000     371,090
                                                                -----------
     COAL -- 0.4%
       Arch Coal, Inc.
        BTL, 2nd Lien
        5.75% due 05/01/2018........................    533,663     538,664
                                                                -----------
     COMMERCIAL SERVICES -- 0.0%
       Vertrue, Inc.
        BTL
        13.25% due 08/14/2015+(7)...................  1,010,000       7,575
                                                                -----------
     ELECTRIC-INTEGRATED -- 1.2%
       Texas Competitive Electric Holdings Co. LLC
        BTL
        4.74% due 10/10/2014........................  1,977,835   1,478,184
                                                                -----------
     MEDICAL-DRUGS -- 0.0%
       Triax Pharmaceuticals LLC
        Escrow Loan
        16.50% due 08/30/2011+(1)(3)................  1,720,938           0
                                                                -----------
     X-RAY EQUIPMENT -- 0.1%
       Hologic, Inc.
        BTL
        4.50% due 07/19/2019........................    150,000     151,950
                                                                -----------
     TOTAL LOANS
        (cost $5,905,290)...........................              2,547,463
                                                                -----------



                                                                 VALUE
                  SECURITY DESCRIPTION                SHARES**  (NOTE 2)
      ------------------------------------------------------------------
      COMMON STOCK -- 1.2%
      BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
        Masonite Worldwide Holdings, Inc.+........... $    692 $   24,220
                                                               ----------
      CASINO SERVICES -- 0.0%
        Greektown, Inc.+(1)(2).......................      370          0
                                                               ----------
      FOOD-MISC./DIVERSIFIED -- 0.5%
        Wornick Co.+(1)(2)...........................    7,270    650,229
                                                               ----------
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC+(1)(2)(12).........  128,418          0
                                                               ----------
      MULTIMEDIA -- 0.0%
        Haights Cross Communication, Inc.+(1)(2).....   19,388          0
                                                               ----------
      PAPER & RELATED PRODUCTS -- 0.7%
        Caraustar Industries, Inc.+(1)(2)............       73    932,216
                                                               ----------
      TOTAL COMMON STOCK
         (cost $2,586,741)...........................           1,606,665
                                                               ----------
      MEMBERSHIP INTEREST CERTIFICATES -- 0.2%
      CASINO SERVICES -- 0.2%
        Herbst Gaming, Inc.+(2)(11)(13)
         (cost $232,720).............................   23,439    250,017
                                                               ----------
      PREFERRED STOCK -- 1.9%
      DIVERSIFIED BANKING INSTITUTIONS -- 0.8%
        GMAC Capital Trust I FRS
         8.13%.......................................   39,000    979,290
                                                               ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.7%
        Citigroup Capital XIII FRS
         7.88%.......................................   34,000    946,900
                                                               ----------
      INSURANCE-MULTI-LINE -- 0.4%
        Hartford Financial Services Group, Inc. FRS
         7.88%.......................................   18,000    503,820
                                                               ----------
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC
         Class C+(1)(2)..............................   39,177          0
                                                               ----------
      TOTAL PREFERRED STOCK
         (cost $2,345,345)...........................           2,430,010
                                                               ----------
      WARRANTS+ -- 0.1%
      BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
        Masonite Worldwide Holdings, Inc.
         Expires 05/20/14
         (strike price $55.31)(1)(2).................    3,355      7,028
        Masonite Worldwide Holdings, Inc.
         Expires 05/20/16
         (strike price $55.31)(1)(2).................    2,517     12,795
                                                               ----------
                                                                   19,823
                                                               ----------
      PUBLISHING-PERIODICALS -- 0.0%
        Reader's Digest Assoc., Inc.
         Expires 02/19/14(1)(2)......................    3,250          0
                                                               ----------
      TELEVISION -- 0.1%
        ION Media Networks, Inc.
         Expires 12/18/2016
         (strike price $500.00)(1)(2)(13)............      332     83,000

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)



                                                 SHARES/
                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         WARRANTS (CONTINUED)
         TELEVISION (CONTINUED) -- 0.1%
           ION Media Networks, Inc.
            Expires 12/18/2016
            (strike price $687.00)(1)(2)(13)... $    328  $     49,200
                                                          ------------
                                                               132,200
                                                          ------------
         TOTAL WARRANTS
            (cost $3,365)......................                152,023
                                                          ------------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $131,792,379)................            125,196,614
                                                          ------------
         REPURCHASE AGREEMENTS -- 0.4%
           Bank of America Securities LLC
            Joint Repurchase Agreement(14).....  125,000       125,000
           Barclays Capital PLC
            Joint Repurchase Agreement(14).....   70,000        70,000
           BNP Paribas SA
            Joint Repurchase Agreement(14).....   70,000        70,000
           Deutsche Bank AG
            Joint Repurchase Agreement(14).....   60,000        60,000
           Royal Bank of Scotland
            Joint Repurchase Agreement(14).....   90,000        90,000
           UBS Securities LLC
            Joint Repurchase Agreement(14).....   75,000        75,000
                                                          ------------
         TOTAL REPURCHASE AGREEMENTS
            (cost $490,000)....................                490,000
                                                          ------------
         TOTAL INVESTMENTS
            (cost $132,282,379)(15)............     97.8%  125,686,614
         Other assets less liabilities.........      2.2     2,880,184
                                                --------  ------------
         NET ASSETS                                100.0% $128,566,798
                                                ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $40,186,432 representing 31.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2) Illiquid security. At September 30, 2012, the aggregate value of these securities was $4,532,029 representing 3.5% of net assets.
(3)  Security is in default and did not pay principal at maturity.
(4)  Company has filed for Chapter 7 bankruptcy.
(5)  Company has filed for bankruptcy protection in country of issuance.
(6) PIK ("Payment-in-Kind") Security -- Income may be paid in additional securities or cash at the discretion of the issuer.
(7)  Security in default
(8) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9) Senior loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10) Company has filed for Chapter 11 bankruptcy protection.
(11) Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(12) Consists of more than one type of securities traded together as a unit.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the SunAmerica High Yield Bond Fund held the following restricted securities:

                                  PRINCIPAL                       VALUE   % OF
                      ACQUISITION  AMOUNT/  ACQUISITION            PER    NET
 NAME                    DATE      SHARES      COST      VALUE    SHARE  ASSETS
 ----                 ----------- --------- ----------- -------- ------- ------
 Herbst Gaming, Inc.
  Membership
  Interest
  Certificate........ 03/26/2008   23,439    $232,720   $250,017 $ 10.67  0.20%

 ION Media
  Networks, Inc.
  Expires 12/18/2016
  (strike price
  $500.00)
  Warrant............ 03/01/2011      332          --     83,000  250.00  0.06

 ION Media
  Networks, Inc.
  Expires 12/18/2016
  (strike price
  $687.00)
  Warrant............ 11/11/2010      327          --
                      03/01/2011        1          --
                                   ------    --------
                                      328          --     49,200  150.00  0.04
                                                        --------          ----
                                                        $382,217          0.30%
                                                        ========          ====

(14) See Note 2 for details of Joint Repurchase Agreements.
(15) See Note 5 for cost of investments on a tax basis.
(16) Security currently paying interest/dividends in the form of additional securities.
BTL --Bank Term Loan
FRS --Floating Rate Securities

The rates shown on FRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)


OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                        CONTRACT       IN EXCHANGE      DELIVERY   UNREALIZED   UNREALIZED
         COUNTERPARTY   TO DELIVER     FOR                DATE    APPRECIATION DEPRECIATION
        ---------------
        Credit Suisse
         London Branch  CAD  265,000   USD  271,388    10/17/2012    $1,924        $--
                                                                     ======        ===

CAD --Canadian Dollar
USD --United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012 (see Note 2):

                                                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
-                                                           --------------------- ----------------- ----------------------
LONG-TERM INVESTMENT SECURITIES:
  Convertible Bonds & Notes                                      $       --         $  2,021,076          $       --
  U.S. Corporate Bonds & Notes:
   Casino Services.........................................              --              671,150                   0
   Non-Ferrous Metals......................................              --                   --                   0
   Recycling...............................................              --                   --                  81
   Rubber/Plastic Products.................................              --                   --                   0
   Other Industries*.......................................              --          103,950,708                  --
  Foreign Corporate Bonds & Notes:
   Independent Power Producers.............................              --                   --                   0
   Metal Processors & Fabrication..........................              --                   --                   0
   Special Purpose Entity..................................              --                   --                   0
   Other Industries*.......................................              --           11,567,421                  --
  Loans:
   Beverages-Non-alcoholic.................................              --                   --                   0
   Building-Residential/Commercial.........................              --                   --                   0
   Commercial Services.....................................              --                   --               7,575
   Medical-Drugs...........................................              --                   --                   0
   Other Industries*.......................................              --            2,539,888                  --
  Common Stock:
   Building Products-Doors & Windows.......................          24,220                   --                  --
   Other Industries*.......................................              --                   --           1,582,445
  Membership Interest Certificates                                       --              250,017                  --
  Preferred Stock:
   Medical-Drugs...........................................              --                   --                   0
   Other Industries*.......................................       2,430,010                   --                  --
  Warrants                                                               --                   --             152,023
Repurchase Agreements......................................              --              490,000                  --
Other Financial Instruments:+
  Other Forward Foreign Currency Contracts -- Appreciation.              --                1,924                  --
                                                                 ----------         ------------          ----------
Total......................................................      $2,454,230         $121,492,184          $1,742,124
                                                                 ==========         ============          ==========

                                                               TOTAL
-                                                           ------------
LONG-TERM INVESTMENT SECURITIES:
  Convertible Bonds & Notes                                    2,021,076
  U.S. Corporate Bonds & Notes:
   Casino Services.........................................      671,150
   Non-Ferrous Metals......................................            0
   Recycling...............................................           81
   Rubber/Plastic Products.................................            0
   Other Industries*.......................................  103,950,708
  Foreign Corporate Bonds & Notes:
   Independent Power Producers.............................            0
   Metal Processors & Fabrication..........................            0
   Special Purpose Entity..................................            0
   Other Industries*.......................................   11,567,421
  Loans:
   Beverages-Non-alcoholic.................................            0
   Building-Residential/Commercial.........................            0
   Commercial Services.....................................        7,575
   Medical-Drugs...........................................            0
   Other Industries*.......................................    2,539,888
  Common Stock:
   Building Products-Doors & Windows.......................       24,220
   Other Industries*.......................................    1,582,445
  Membership Interest Certificates                               250,017
  Preferred Stock:
   Medical-Drugs...........................................            0
   Other Industries*.......................................    2,430,010
  Warrants                                                       152,023
Repurchase Agreements......................................      490,000
Other Financial Instruments:+
  Other Forward Foreign Currency Contracts -- Appreciation.        1,924
                                                            ------------
Total...................................................... $125,688,538
                                                            ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.


The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the period.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)
        (CONTINUED)


The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                                                                                 MEMBERSHIP
                                      U.S. CORPORATE FOREIGN CORPORATE                COMMON      INTEREST   PREFERRED
                                      BONDS & NOTES    BONDS & NOTES      LOANS       STOCK     CERTIFICATES   STOCK   WARRANTS
                                      -------------- ----------------- -----------  ----------  ------------ --------- --------
Balance as of 3/31/2012..............   $ 604,857         $     0      $ 1,707,039  $1,888,847   $ 251,969   $      0  $145,860
Accrued discounts....................       2,746           2,272           26,374          --          --         --        --
Accrued premiums.....................          --              --               --          --          --         --        --
Realized gain........................      21,867              --           51,181          --          --         --        --
Realized loss........................    (164,969)             --       (1,042,087)    (53,936)         --    (78,353)       --
Change in unrealized appreciation(1).     191,771              --        1,126,149      53,936          --     78,353     6,163
Change in unrealized depreciation(1).     (14,053)         (2,272)        (212,674)   (306,402)     (1,952)        --        --
Net purchases........................          --              --            7,343          --          --         --        --
Net sales............................    (642,138)             --       (1,655,750)         (0)         --         (0)       --
Transfers into Level 3...............          --              --               --          --          --         --        --
Transfers out of Level 3.............          --              --               --                (250,017)        --        --
                                        ---------         -------      -----------  ----------   ---------   --------  --------
Balance as of 09/30/2012.............   $      81         $     0      $     7,575  $1,582,445   $      --   $      0  $152,023
                                        =========         =======      ===========  ==========   =========   ========  ========

(1)The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2012 includes:

                                                          MEMBERSHIP
  U.S. CORPORATE FOREIGN CORPORATE              COMMON     INTEREST   PREFERRED
  BONDS & NOTES    BONDS & NOTES     LOANS      STOCK    CERTIFICATES   STOCK   WARRANTS
  -------------- ----------------- ---------  ---------  ------------ --------- --------
     $(2,222)         $(2,272)     $(161,040) $(306,402)     $--         $--     $6,163
     =======          =======      =========  =========      ===         ===     ======

The following is quantitative information about Level 3 fair value measurements:

                              FAIR VALUE AT
DESCRIPTION                    09/30/12(1)  VALUATION TECHNIQUE(S)  UNOBSERVABLE INPUT(2)  RANGE (WEIGHTED AVERAGE)
-----------                   ------------- ----------------------  ---------------------- ------------------------
U.S. Corporate Bonds & Notes   $       81   Potential Future Cash   Future cash flows and          $0.004
                                            Flows                   lack of marketability
--------------------------------------------------------------------------------------------------------------------

Common Stock                   $        0   Potential Future Cash   Future cash flows and          $0.00
                                            Flows                   lack of marketability
                              ------------------------------------------------------------------------------------

                               $1,582,436   Market Comparable       EBITDA Multiple and       7.41-8.28 (7.85)
                                                                    Discount for lack of            10%
                                                                    marketability
--------------------------------------------------------------------------------------------------------------------

Warrants                       $   19,823   Black Scholes Model     Discount for lack of            10%
                                                                    marketability
--------------------------------------------------------------------------------------------------------------------

(1)The Fund's other securities classified as Level 3, with a fair value of $139,784 at 09/30/12, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices on which the broker may be willing to trade.)

(2)The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of four different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, and SunAmerica High Yield Bond Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. Government securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by S&P or determined to be of comparable quality by the investment adviser) without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of September 30, 2012 are reported on a schedule following the Portfolio of Investments.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally catagorized as Level 2.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS: The following tables represent the value of derivatives held as of September 30, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending September 30, 2012:

                                                      STRATEGIC BOND FUND
                               -------------------------------------------------------------------
                                    ASSET DERIVATIVES 2012          LIABILITY DERIVATIVES 2012
                               --------------------------------- ---------------------------------
                                STATEMENTS OF ASSETS AND          STATEMENTS OF ASSETS AND
DERIVATIVE CONTRACTS(1)          LIABILITIES LOCATION      VALUE   LIABILITIES LOCATION      VALUE
------------------------------ --------------------------- ----- --------------------------- -----
Foreign exchange contracts(2). Unrealized appreciation on        Unrealized depreciation on
                               forward foreign currency          forward foreign currency
                               contracts                   $ --  contracts                   $ --
                                                           ====                              ====

                                                                                                  CHANGE IN UNREALIZED
                                      LOCATION OF GAIN (LOSS)           REALIZED GAIN (LOSS)   APPRECIATION (DEPRECIATION)
                                           ON DERIVATIVES                  ON DERIVATIVES            ON DERIVATIVES
                                      RECOGNIZED IN STATEMENT          RECOGNIZED IN STATEMENT   RECOGNIZED IN STATEMENT
 DERIVATIVE CONTRACTS(1)                   OF OPERATIONS                    OF OPERATIONS             OF OPERATIONS
 ----------------------        --------------------------------------- ----------------------- ---------------------------
Foreign exchange contracts(2). Net realized foreign exchange gain
                               (loss) on other assets and liabilities/
                               Change in unrealized foreign
                               exchange gain (loss) on other
                               assets and liabilities                          $25,163                    $ --
                                                                               =======                    ====

--------
(1)The Fund's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for forward foreign currency contracts was $1,295,806.

                                                      HIGH YIELD BOND FUND
                               --------------------------------------------------------------------
                                    ASSET DERIVATIVES 2012           LIABILITY DERIVATIVES 2012
                               ---------------------------------- ---------------------------------
                                STATEMENTS OF ASSETS AND           STATEMENTS OF ASSETS AND
DERIVATIVE CONTRACTS(1)          LIABILITIES LOCATION      VALUE    LIABILITIES LOCATION      VALUE
------------------------------ --------------------------- ------ --------------------------- -----
Foreign exchange contracts(2). Unrealized appreciation on         Unrealized depreciation on
                               forward foreign currency           forward foreign currency
                               contracts                   $1,924 contracts                   $ --
                                                           ======                             ====

                                                                                                  CHANGE IN UNREALIZED
                                      LOCATION OF GAIN (LOSS)           REALIZED GAIN (LOSS)   APPRECIATION (DEPRECIATION)
                                           ON DERIVATIVES                  ON DERIVATIVES            ON DERIVATIVES
                                      RECOGNIZED IN STATEMENT          RECOGNIZED IN STATEMENT   RECOGNIZED IN STATEMENT
 DERIVATIVE CONTRACTS(1)                   OF OPERATIONS                    OF OPERATIONS             OF OPERATIONS
 ----------------------        --------------------------------------- ----------------------- ---------------------------
Foreign exchange contracts(2). Net realized foreign exchange gain
                               (loss) on other assets and liabilities/
                               Change in unrealized foreign
                               exchange gain (loss) on other
                               assets and liabilities                         $(8,869)                   $1,924
                                                                              ========                   ======

--------
(1)The Fund's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for forward foreign currency contracts was $133,513.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended September 30, 2012, the Strategic Bond Fund and the High Yield Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of September 30, 2012, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund's Portfolio of Investments.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   MORTGAGE-BACKED DOLLAR ROLLS: During the period ended September 30, 2012, the GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The GNMA Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2012, the GNMA Fund had realized gains (losses) from mortgage-backed dollar rolls of $30,312.

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

   STRIPPED MORTGAGE-BACKED SECURITIES: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   INFLATION-INDEXED BONDS: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

   U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

   In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.10%   $125,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.12% per annum, with a principal amount of $122,920,000, a repurchase price of $122,921,229, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   0.63%  07/15/2014 $124,322,000 $125,297,928

   As of September 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.09%    $70,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital PLC, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,249, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   4.50%  08/15/2039 $56,302,000 $76,249,236

   As of September 30, 2012, the Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.09%    $70,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,125, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   0.38%  07/31/2013 $76,404,500 $76,573,354

   As of September 30, 2012 the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.09%    $60,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated September 28, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $65,600,000, a repurchase price of $65,600,765, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.25%  03/15/2014 $65,972,000 $66,972,795

   As of September 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.09%    $90,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Royal Bank of Scotland, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,666, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   1.50%  12/31/2013 $100,041,000 $102,014,809

   As of September 30, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                 PERCENTAGE  PRINCIPAL
FUND             OWNERSHIP    AMOUNT
----             ---------- -----------
U.S. Government.    7.47%   $20,828,000
GNMA............   11.58     32,309,000
Strategic Bond..    3.56      9,935,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated September 28, 2012 bearing interest at a rate of 0.01% per annum, with a principal amount of $278,920,000, a repurchase price of $278,920,232, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   1.75%  05/15/2022 $188,915,000 $193,165,588
U.S. Treasury Bonds.   3.50   02/15/2039   78,770,000   91,333,579

   As of September 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

      PERCENTAGE  PRINCIPAL
FUND  OWNERSHIP    AMOUNT
----  ---------- -----------
GNMA.   11.84%   $11,843,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.15% per annum, with a principal amount of $100,000,000, a repurchase price of $100,001,250, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL                     RATE      DATE      AMOUNT       VALUE
------------------                   -------- ---------- ----------- ------------
U.S. Treasury Inflation Index Notes.   2.00%  01/15/2014 $78,461,600 $102,000,080

   As of September 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.09%    $75,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $81,325,000, a repurchase price of $81,326,220, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

                    INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL    RATE      DATE      AMOUNT       VALUE
------------------  -------- ---------- ----------- -----------
U.S Treasury Notes.   2.38%  09/30/2014 $78,952,100 $83,227,356

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other aspects expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in each Funds' 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

   Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

   NEW ACCOUNTING PRONOUNCEMENTS: In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

   In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                               MANAGEMENT
                                                                            ASSETS                FEES
                                                                  ---------------------------- ----------
U.S. Government Securities Fund. . . . . . . . . . . . . . ......            $0 -$200 million    0.650%
                                                                  (greater than) $200 million    0.620
                                                                  (greater than) $400 million    0.550
GNMA Fund . . . . . . . . . . . . . . . . . . . . . . . . . . ...            $0 - $25 million    0.550
                                                                   (greater than) $25 million    0.500
                                                                   (greater than) $50 million    0.450
Strategic Bond Fund. . . . . . . . . . . . . . . . . . . . . ....            $0 -$350 million    0.650
                                                                  (greater than) $350 million    0.600
High Yield Bond Fund . . . . . . . . . . . . . . . . . . . . . ..            $0 -$200 million    0.750
                                                                  (greater than) $200 million    0.720
                                                                  (greater than) $400 million    0.550

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge). The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"). Under the Subadvisory Agreements, PineBridge and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund and the High Yield Bond Fund, respectively.

   SunAmerica pays PineBridge and Wellington Management fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Wellington Management with respect to the Strategic Bond Fund and High Yield Bond Fund are as follows:

                                                                                               SUBADVISORY
                                                                            ASSETS                FEES
                                                                  ---------------------------- -----------
Strategic Bond Fund. . . . . . . . . . . . . . . . . . . . . ....             $0 -200 million     0.350%
                                                                  (greater than) $200 million     0.250
                                                                  (greater than) $500 million     0.200
High Yield Bond Fund . . . . . . . . . . . . . . . . . . . . . ..            $0 -$150 million     0.400
                                                                  (greater than) $150 million     0.350
                                                                  (greater than) $500 million     0.300

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                                                 PERCENTAGE
----                                                                 ----------
U.S. Government Securities Class A. . . . . . . . . . . . . . ......    0.99%
U.S. Government Securities Class B. . . . . . . . . . . . . . ......    1.64
U.S. Government Securities Class C. . . . . . . . . . . . . . ......    1.64
GNMA Class A . . . . . . . . . . . . . . . . . . . . . . . . . . ...    0.99
GNMA Class B . . . . . . . . . . . . . . . . . . . . . . . . . . ...    1.64
GNMA Class C . . . . . . . . . . . . . . . . . . . . . . . . . . ...    1.64
Strategic Bond Class A. . . . . . . . . . . . . . . . . . . . . ....    1.40
Strategic Bond Class B. . . . . . . . . . . . . . . . . . . . . ....    2.05
Strategic Bond Class C. . . . . . . . . . . . . . . . . . . . . ....    2.05
High Yield Bond Class A . . . . . . . . . . . . . . . . . . . . . ..    1.36
High Yield Bond Class B . . . . . . . . . . . . . . . . . . . . . ..    2.01
High Yield Bond Class C . . . . . . . . . . . . . . . . . . . . . ..    2.01

   For the U.S. Government Fund and GNMA Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   For the six months ended September 30, 2012, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                                                                                              OTHER EXPENSES
FUND                                                                                                            REIMBURSED
----                                                                                                          --------------
U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    $ 93,309

                                                                                                              CLASS SPECIFIC
FUND                                                                                                             EXPENSES
----                                                                                                          --------------
U.S. Government Securities Class A...........................................................................    $155,209
U.S. Government Securities Class B...........................................................................      12,540
U.S. Government Securities Class C...........................................................................      24,872
GNMA Class A.................................................................................................     201,691
GNMA Class B.................................................................................................      19,585
GNMA Class C.................................................................................................      59,235
High Yield Bond Class A......................................................................................      64,128
High Yield Bond Class B......................................................................................      14,588
High Yield Bond Class C......................................................................................      29,790

   At September 30, 2012, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                                                                                  OTHER EXPENSES
                                                                                                    REIMBURSED
                                                                                 ------------------------------------------------
FUND                                                                             MARCH 31, 2013 MARCH 31, 2014 SEPTEMBER 30, 2014
----                                                                             -------------- -------------- ------------------
U.S. Government Securities......................................................    $119,619       $228,627         $ 93,309

                                                                                        CLASS SPECIFIC EXPENSES REIMBURSED
-                                                                                ------------------------------------------------
FUND                                                                             MARCH 31, 2013 MARCH 31, 2014 SEPTEMBER 30, 2014
----                                                                             -------------- -------------- ------------------
U.S. Government Securities Class A..............................................    $181,550       $315,150         $155,209
U.S. Government Securities Class B..............................................      12,769         22,735           12,540
U.S. Government Securities Class C..............................................      19,769         45,128           24,872
GNMA Class A....................................................................     200,685        385,748          201,691
GNMA Class B....................................................................      21,365         36,628           19,585
GNMA Class C....................................................................      53,808        104,517           59,235

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the six months ended September 30, 2012, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended September 30, 2012, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  CLASS A                           CLASS B       CLASS C
-                           ---------------------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 44,079    $32,582        $  8,624       $   --        $ 3,281       $ 1,614
GNMA.......................  140,549     61,086          59,568           --         15,027         4,117
Strategic Bond.............  219,222     33,015         149,238        2,106         25,686        12,211
High Yield Bond............   47,536      8,391          30,445           --          4,069         5,735

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2012, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                               PAYABLE AT
FUND                              EXPENSES SEPTEMBER 30, 2012
----                              -------- ------------------
US Government Securities Class A. $132,097      $20,731
US Government Securities Class B.    5,285          834
US Government Securities Class C.   15,824        2,552
GNMA Class A.....................  261,421       39,135
GNMA Class B.....................   16,966        2,754
GNMA Class C.....................   69,146       11,009
Strategic Bond Class A...........  316,572       52,981
Strategic Bond Class B...........   58,446        9,838
Strategic Bond Class C...........  280,605       47,137
High Yield Bond Class A..........   87,160       14,036
High Yield Bond Class B..........   13,378        2,336
High Yield Bond Class C .........   40,577        6,627

   As of September 30, 2012, 8% of the GNMA Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser. The following affiliates also owned a percentage of the outstanding shares of the following funds; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 6% and 14% of the U.S. Government Securities Fund, respectively; and Focused Balanced Strategy Portfolio owned 10% of the GNMA Fund.

   As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned less than 25% of the outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SAAMCo. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


Note 4. Purchases and Sales of Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2012 were as follows:

                                                     U.S.
                                                  GOVERNMENT
                                                  SECURITIES      GNMA      STRATEGIC   HIGH YIELD
                                                     FUND         FUND      BOND FUND   BOND FUND
                                                  ----------- ------------ ------------ -----------
Purchases (excluding U.S. government securities). $        -- $         -- $453,068,377 $32,690,538
Sales (excluding U.S. government securities).....          --           --  460,220,241  33,373,423
Purchases of U.S. government securities..........  63,495,000  136,820,365  118,466,825          --
Sales of U.S. government securities..............  70,840,648  204,858,851  111,892,185          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, distributions payable, deferred compensation plans, amortization of premium/discount, and treatment of defaulted securities.

                                                                         TAX DISTRIBUTIONS
                                     DISTRIBUTABLE EARNINGS             FOR THE YEAR ENDED
                               FOR THE YEAR ENDED MARCH 31, 2012          MARCH 31, 2012
                            ---------------------------------------  -------------------------
                                         LONG-TERM      UNREALIZED
                             ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY     LONG-TERM
FUND                          INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME    CAPITAL GAINS
----                        ---------- -------------- -------------- ----------- -------------
U.S. Government Securities. $2,245,412  $         --   $ 8,513,265   $ 3,484,062  $       --
GNMA.......................    291,878         3,556    12,070,792    12,404,286   7,272,727
Strategic Bond.............         --   (68,706,115)    4,683,936    29,313,671          --
High Yield Bond............         --   (54,084,740)   (9,886,333)    8,905,911          --

   As of September 30, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                GOVERNMENT
                                                SECURITIES       GNMA        STRATEGIC    HIGH YIELD
                                                   FUND          FUND        BOND FUND    BOND FUND
                                               ------------  ------------  ------------  ------------
Cost.......................................... $122,821,553  $277,955,716  $602,430,621  $131,853,771
                                               ============  ============  ============  ============
Appreciation..................................   11,192,742     8,402,278    25,027,704     8,475,541
Depreciation..................................     (172,089)     (231,878)  (10,082,513)  (14,642,698)
                                               ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation) -- net. $ 11,020,653  $  8,170,400  $ 14,945,191  $ (6,167,157)
                                               ============  ============  ============  ============

   As of March 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                          CAPITAL LOSS CARRYFORWARD                UNLIMITED
                            ------------------------------------------------------ ---------
FUND                        2013 2014 2015    2016       2017        2018     2019 ST   LT
----                        ---- ---- ---- ---------- ----------- ----------- ---- ---  ---
U.S. Government Securities. $--  $--  $--  $       -- $        -- $        -- $--  $--  $--
GNMA.......................  --   --   --          --          --          --  --   --   --
Strategic Bond.............  --   --   --          --  13,580,985  55,125,130  --   --   --
High Yield Bond............  --   --   --   3,377,192   9,384,737  41,322,811  --   --   --

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                           U.S. GOVERNMENT SECURITIES FUND
                         ----------------------------------------------------------------------------------------------------
                                                CLASS A                                           CLASS B
                         ----------------------------------------------------  ----------------------------------------------
                         FOR THE SIX MONTHS ENDED            FOR THE           FOR THE SIX MONTHS ENDED        FOR THE
                            SEPTEMBER 30, 2012             YEAR ENDED            SEPTEMBER 30, 2012           YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2012             (UNAUDITED)             MARCH 31, 2012
                         ------------------------  --------------------------  -----------------------  ---------------------
                           SHARES       AMOUNT        SHARES        AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT
                         ----------  ------------  -----------  -------------  --------   -----------   --------  -----------
Shares sold(1)(2).......  1,263,605  $ 12,950,403    1,405,257  $  14,128,533    55,025   $   564,513    163,944  $ 1,641,064
Reinvested dividends....     99,036     1,016,884      265,168      2,644,161     2,313        23,757      6,063       60,550
Shares redeemed(1)(2)... (1,618,039)  (16,589,728)  (5,046,881)   (50,447,645)  (63,414)     (649,775)  (297,805)  (2,949,533)
                         ----------  ------------  -----------  -------------  --------   -----------   --------  -----------
Net increase (decrease).   (255,398) $ (2,622,441)  (3,376,456) $ (33,674,951)   (6,076)  $   (61,505)  (127,798) $(1,247,919)
                         ==========  ============  ===========  =============  ========   ===========   ========  ===========

                                    U.S. GOVERNMENT SECURITIES FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                         FOR THE SIX MONTHS ENDED            FOR THE
                            SEPTEMBER 30, 2012             YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2012
                         ------------------------  --------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Shares sold.............    267,114  $  2,737,447      463,474  $   4,664,490
Reinvested dividends....      6,628        68,012       16,984        169,767
Shares redeemed.........   (366,104)   (3,746,938)    (406,740)    (4,067,868)
                         ----------  ------------  -----------  -------------
Net increase (decrease).    (92,362) $   (941,479)      73,718  $     766,389
                         ==========  ============  ===========  =============

                                                                      GNMA FUND
                         ----------------------------------------------------------------------------------------------------
                                                CLASS A                                           CLASS B
                         ----------------------------------------------------  ----------------------------------------------
                         FOR THE SIX MONTHS ENDED            FOR THE           FOR THE SIX MONTHS ENDED        FOR THE
                            SEPTEMBER 30, 2012             YEAR ENDED            SEPTEMBER 30, 2012           YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2012             (UNAUDITED)             MARCH 31, 2012
                         ------------------------  --------------------------  -----------------------  ---------------------
                           SHARES       AMOUNT        SHARES        AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT
                         ----------  ------------  -----------  -------------  --------   -----------   --------  -----------
Shares sold(3)(4).......  3,907,437  $ 45,372,621   10,752,999  $ 127,166,757   177,584   $ 2,065,649    303,238  $ 3,588,788
Reinvested dividends....    164,178     1,904,786      950,324     11,157,553     7,365        85,696     50,306      591,739
Shares redeemed(3)(4)... (7,274,523)  (84,388,284) (10,644,733)  (125,557,144) (194,221)   (2,260,151)  (679,990)  (8,029,528)
                         ----------  ------------  -----------  -------------  --------   -----------   --------  -----------
Net increase (decrease). (3,202,908) $(37,110,877)   1,058,590  $  12,767,166    (9,272)  $  (108,806)  (326,446) $(3,849,001)
                         ==========  ============  ===========  =============  ========   ===========   ========  ===========

                                               GNMA FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                         FOR THE SIX MONTHS ENDED            FOR THE
                            SEPTEMBER 30, 2012             YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2012
                         ------------------------  --------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Shares sold.............    543,049  $  6,323,487    1,561,756  $  18,543,947
Reinvested dividends....     30,016       349,675      180,002      2,120,243
Shares redeemed.........   (832,825)   (9,700,520)  (1,454,595)   (17,222,966)
                         ----------  ------------  -----------  -------------
Net increase (decrease).   (259,760) $ (3,027,358)     287,163  $   3,441,224
                         ==========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2012, includes automatic conversion of 22,161 shares of Class B shares in the amount of $227,419 to 22,174 shares of Class A shares in the amount of $227,419.
(2)For the year ended March 31, 2012, includes automatic conversion of 124,754 shares of Class B shares in the amount of $1,237,798 to 124,831 shares of Class A shares in the amount of $1,237,798.
(3)For the six months ended September 30, 2012, includes automatic conversion of 64,746 shares of Class B shares in the amount of $753,874 to 64,921 shares of Class A shares in the amount of $753,874.
(4)For the year ended March 31, 2012, includes automatic conversion of 408,762 shares of Class B shares in the amount of $4,825,027 to 409,970 shares of Class A shares in the amount of $4,825,027.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


                                                                   STRATEGIC BOND FUND
                         -------------------------------------------------------------------------------------------------------
                                                CLASS A                                             CLASS B
                         ----------------------------------------------------  -------------------------------------------------
                          FOR THE SIX MONTHS ENDED           FOR THE           FOR THE SIX MONTHS ENDED          FOR THE
                             SEPTEMBER 30, 2012             YEAR ENDED            SEPTEMBER 30, 2012           YEAR ENDED
                                (UNAUDITED)               MARCH 31, 2012             (UNAUDITED)             MARCH 31, 2012
                         -------------------------  -------------------------  -----------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                         -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares sold(1)(2).......  12,418,238  $ 43,624,933   36,753,274  $125,996,809   1,392,554  $ 4,879,662   2,571,494  $  8,806,180
Reinvested dividends....   1,170,218     4,112,290    3,129,147    10,710,874     135,574      476,017     372,194     1,273,594
Shares redeemed(1)(2)... (16,840,671)  (58,645,463) (26,954,012)  (92,309,285) (1,244,060)  (4,348,041) (2,941,428)  (10,102,470)
                         -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net increase (decrease).  (3,252,215) $(10,908,240)  12,928,409  $ 44,398,398     284,068  $ 1,007,638       2,260  $    (22,696)
                         ===========  ============  ===========  ============  ==========  ===========  ==========  ============

                                          STRATEGIC BOND FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                          FOR THE SIX MONTHS ENDED           FOR THE
                             SEPTEMBER 30, 2012             YEAR ENDED
                                (UNAUDITED)               MARCH 31, 2012
                         -------------------------  -------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT
                         -----------  ------------  -----------  ------------
Shares sold.............   6,013,473  $ 21,188,116   13,236,961  $ 45,773,697
Reinvested dividends....     666,525     2,352,151    1,758,235     6,038,058
Shares redeemed.........  (5,944,524)  (20,876,076) (14,347,592)  (49,387,349)
                         -----------  ------------  -----------  ------------
Net increase (decrease).     735,474  $  2,664,191      647,604  $  2,424,406
                         ===========  ============  ===========  ============

                                                                   HIGH YIELD BOND FUND
                         -------------------------------------------------------------------------------------------------------
                                                CLASS A                                             CLASS B
                         ----------------------------------------------------  -------------------------------------------------
                          FOR THE SIX MONTHS ENDED           FOR THE           FOR THE SIX MONTHS ENDED          FOR THE
                             SEPTEMBER 30, 2012             YEAR ENDED            SEPTEMBER 30, 2012           YEAR ENDED
                                (UNAUDITED)               MARCH 31, 2012             (UNAUDITED)             MARCH 31, 2012
                         -------------------------  -------------------------  -----------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                         -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares sold(3)(4).......   5,061,811  $ 17,156,220   19,270,829  $ 64,460,601     902,079  $ 3,109,647     386,434  $  1,305,757
Reinvested dividends....     416,871     1,429,798      933,291     3,152,130      59,542      204,670     144,270       487,870
Shares redeemed(3)(4)...  (6,794,110)  (23,131,719) (17,965,878)  (60,320,917)   (433,775)  (1,494,111) (1,654,246)   (5,614,909)
                         -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net increase (decrease).  (1,315,428) $ (4,545,701)   2,238,242  $  7,291,814     527,846  $ 1,820,206  (1,123,542) $ (3,821,282)
                         ===========  ============  ===========  ============  ==========  ===========  ==========  ============

                                         HIGH YIELD BOND FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                          FOR THE SIX MONTHS ENDED           FOR THE
                             SEPTEMBER 30, 2012             YEAR ENDED
                                (UNAUDITED)               MARCH 31, 2012
                         -------------------------  -------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT
                         -----------  ------------  -----------  ------------
Shares sold.............     720,118  $  2,480,494    2,588,354  $  8,822,795
Reinvested dividends....     173,250       597,740      374,739     1,272,132
Shares redeemed.........  (1,374,348)   (4,759,230)  (3,367,694)  (11,416,462)
                         -----------  ------------  -----------  ------------
Net increase (decrease).    (480,980) $ (1,680,996)    (404,601) $ (1,321,535)
                         ===========  ============  ===========  ============

--------
(1)For the six months ended September 30, 2012, includes automatic conversion of 246,773 shares of Class B shares in the amount of $863,281 to 249,692 shares of Class A shares in the amount of $863,281.
(2)For the year ended March 31, 2012, includes automatic conversion of 712,012 shares of Class B shares in the amount of $2,437,443 to 711,863 shares of Class A shares in the amount of $2,437,443.
(3)For the six months ended September 30, 2012, includes automatic conversion of 121,244 shares of Class B shares in the amount of $418,548 to 121,385 shares of Class A shares in the amount of $418,548.
(4)For the year ended March 31, 2012, includes automatic conversion of 591,269 shares of Class B shares in the amount of $2,015,970 to 592,730 shares of Class A shares in the amount of $2,015,970.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2012, the following Funds had borrowings:

                    DAYS     INTEREST AVERAGE DEBT WEIGHTED AVERAGE
FUND             OUTSTANDING CHARGES    UTILIZED       INTEREST
----             ----------- -------- ------------ ----------------
Strategic Bond..      8        $91     $  285,362        1.43%
High Yield Bond.      1         59      1,484,482        1.43

   At September 30, 2012, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended September 30, 2012, none of the Funds participated in this program.

Note 9. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                       AS OF SEPTEMBER 30, 2012
                            -----------------------------------------------
                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                           LIABILITY        EXPENSE        PAYMENTS
----                        --------------- --------------- ---------------
U.S. Government Securities.     $8,618           $ 95           $1,893
GNMA.......................      4,814            236              990
Strategic Bond ............      5,337            384            1,052
High Yield Bond............      3,764             81              813

Note 10. Investment Concentration

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The U.S. Government Securities Fund and the GNMA Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Securities Fund's and the GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2012, the Funds had 38.9% and 81.5%, respectively, of their total net assets invested in such securities.

Note 11. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2012, the following Fund engaged in security transactions with affiliated Funds:

                 COST OF   PROCEED   REALIZED
FUND            PURCHASES FROM SALES GAIN/LOSS
----            --------- ---------- ---------
Strategic Bond. $350,761   $685,000   $12,788

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of the Trust, including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its Funds, SunAmerica, PineBridge or Wellington Management (Wellington Management, together with PineBridge, the "Subadvisers") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2013 at an in-person meeting held on May 29, 2012 (the "Meeting"). The Trust currently consists of four separate Funds, including the SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Disinterested Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Portfolio and the Subadvisory Agreement between SunAmerica and Wellington Management with respect to the High Yield Bond Portfolio (the "Subadvisory Agreements" and together with the Advisory Agreements, the "Agreements") for a one-year period ending June 30, 2013.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers, (f) information about SunAmerica's and the Subadvisers' risk management process; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Disinterested Trustees, considered at the Meetings, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement;
(iii) SunAmerica has been responsive to requests of the Board; and
(iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)



The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2012, SunAmerica managed, advised and/or administered approximately $46.3 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management process. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

The Board also considered the nature, quality and extent of services provided by each Subadviser to the applicable Fund. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund, or portion thereof, that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with each Subadviser, that each Subadviser:
(i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreements; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by the Subadvisers under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes.

It was noted that performance information was for the periods ended March 31, 2012. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

GNMA Fund. The Board considered that the Fund's performance was at the median of its Peer Group for the one-year period, below the median of its Peer Group for the three-year period and above the median of its Peer Group for the five- and ten-year period. The Board also considered that the Fund's performance was above the median of its Peer Universe for the one- and ten-year periods, and below the median of its Peer Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods and outperformed its Lipper Index for the ten-year period. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and concluded that the Fund's overall performance was satisfactory.

U.S. Government Securities Fund. The Board considered that the Fund's performance was above the median of its Peer Group and Peer Universe for the one- and ten-year periods and below the median of its Peer Group and Peer Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, as well as its competitive performance over the longer-term, and concluded that the Fund's overall performance was satisfactory.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


High Yield Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group for the one- and five-year periods and at the median of its Peer Group for the three-year period. The Board also considered that the Fund's performance was below the median of its Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and concluded that the Fund's performance was being addressed.

Strategic Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one- and five-year periods and above the median of its Peer Group and Peer Universe for the three- and ten-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods and outperformed its Lipper Index for the ten-year period. The Board noted management's discussion of the Fund's performance and concluded that the Fund's overall performance was satisfactory.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that a mutual fund identified as similar to the U.S. Government Securities Fund is sold only in the variable annuity market and, accordingly, is in an entirely different Lipper classification, with a peer group consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)

management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serves as adviser or subadviser, to the extent applicable. The Board noted in particular that certain of the similar accounts identified by Wellington Management were institutional separate accounts, and Wellington Management highlighted certain differences between these separate accounts and the High Yield Bond Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other mutual funds and accounts for which they serve as adviser or subadviser.

GNMA Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and slightly above the median of its Peer Universe. The Board also considered that the Fund's total expenses were slightly above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

High Yield Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from the Subadvisers and their affiliates and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2012 -- (UNAUDITED) (CONTINUED)


The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds, at certain levels. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the Funds they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and the Subadvisers may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2013. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

   DIRECTORS/TRUSTEES         VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    William J. Shea           Trust uses to           holdings with the U.S.
                              determine how to vote   Securities and
   OFFICERS                   proxies relating to     Exchange Commission
    John T. Genoy, President  secu-rities held in a   for its first and
    Donna M. Handel,          Fund's portfolio,       third fiscal quarters
      Treasurer               which is available in   on Form N-Q. The
    James Nichols, Vice       the Trust's Statement   Trust's Forms N-Q are
      President               of Additional           available on the
    Timothy Pettee, Vice      Information, may be     U.S. Securities and
      President               ob-tained without       Exchange Commis-sion
    Michael Cheah, Vice       charge upon request,    website at
      President               by calling (800)        www.sec.gov. You can
    Katherine Stoner, Vice    858-8850. The           also review and obtain
      President and Chief     in-formation is also    copies of the Forms
      Compliance Officer      available from the      N-Q at the U.S.
    Gregory N. Bressler,      EDGAR database on the   Securities and
      Chief Legal Officer     U.S. Secu-rities and    Exchange Commission
      and Secretary           Exchange Commission's   Public Refer-ence Room
    Nori L. Gabert, Vice      website at              in Washington DC
      President and           http://www.sec.gov.     (information on the
      Assistant Secretary                             operation of the
    Kathleen Fuentes,         DELIVERY OF             Public Reference Room
      Assistant Secretary     SHAREHOLDER DOCUMENTS   may be ob-tained by
    John E. McLean,           The Funds have adopted  calling
      Assistant Secretary     a policy that allows    1-800-SEC-0330).
    Gregory R. Kingston,      them to send only one
      Vice President and      copy of a Fund's        PROXY VOTING RECORD ON
      Assistant Treasurer     prospectus, proxy       SUNAMERICA INCOME FUNDS
    John E. Smith Jr.,        material, annual        Information regarding
      Assistant Treasurer     report and semi-annual  how the Funds voted
    Matthew J. Hackethal,     report (the             proxies relating to
      Anti-Money Laundering   "shareholder            securities held in the
      Compliance Officer      documents") to          Funds during the most
                              shareholders with       recent twelve month
   INVESTMENT ADVISER         multiple accounts       period ended June 30
    SunAmerica Asset          residing at the same    is available, once
      Management Corp.        "household." This       filed with the U.S.
    Harborside Financial      practice is called      Securities and
      Center                  householding and        Exchange Commission,
    3200 Plaza 5              reduces Fund expenses,  without charge, upon
    Jersey City, NJ           which benefits you and  request, by calling
      07311-4992              other shareholders.     (800) 858-8850 or on
                              Unless the Funds        the U.S. Securities
   DISTRIBUTOR                receive instructions    and Exchange
    SunAmerica Capital        to the con-trary, you   Commission's website
      Services, Inc.          will only receive one   at http://www.sec.gov.
    Harborside Financial      copy of the
      Center                  shareholder documents.  This report is
    3200 Plaza 5              The Funds will          submitted solely for
    Jersey City, NJ           continue to household   the general
      07311-4992              the share-holder        information of
                              documents               shareholders of the
   SHAREHOLDER SERVICING      indefinitely, until we  Funds. Distribution of
   AGENT                      are instructed          this report to persons
    SunAmerica Fund           otherwise. If you do    other than
      Services, Inc.          not wish to             shareholders of the
    Harborside Financial      participate in          Funds is authorized
      Center                  householding please     only in con-nection
    3200 Plaza 5              contact Shareholder     with a currently
    Jersey City, NJ           Services at (800)       effective pro-spectus,
      07311-4992              858-8850 ext. 6010 or   setting forth details
                              send a written request  of the Funds, which
   CUSTODIAN AND TRANSFER     with your name, the     must precede or
   AGENT                      name of your fund(s)    accom-pany this report.
    State Street Bank and     and your account
      Trust Company           number(s) to            The accompanying
    P.O. Box 419572           SunAmerica Mutual       report has not been
    Kansas City, MO           Funds c/o BFDS, P.O.    audited by independent
      64141-6572              Box 219186, Kansas      accountants and
                              City MO, 64121-9186.    accordingly no opinion
                              We will resume          has been expressed
                              individual mailings     thereon.
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:


                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INSAN - 9/12


[LOGO]

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 6, 2012

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 6, 2012